As filed with the Securities and Exchange Commission on July 22, 2022

Securities Act File No. 333-265586

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-14

Registration Statement Under The Securities Act Of 1933

Pre-Effective Amendment No. 3

Post-Effective Amendment No. ⬜

Voya Equity Trust

(Exact Name of Registrant Specified in Charter)

7337 East Doubletree Ranch Road, Suite 100,

Scottsdale, AZ 85258

(Address of Principal Executive Offices) (Zip Code)

1-800-992-0180

(Registrant's Area Code and Telephone Number)

Huey P. Falgout, Jr.

Voya Investments, LLC

7337 East Doubletree Ranch Road, Suite 100

Scottsdale, AZ 85258

(Name and Address of Agent for Service)

With copies to:

Elizabeth J. Reza

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, Massachusetts 02199-3600

Approximate Date Of Proposed Public Offering:

As soon as practicable after this Registration Statement becomes effective.

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Securities and Exchange Commission, acting pursuant to said Section 8(a), may determine.

No filing fee is required because an indefinite number of shares have previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.

Title of Securities Being Registered: Class A, Class C, Class I, Class P3, Class R, Class R6, and Class W shares of beneficial interest in the series of the registrant designated as Voya Small Cap Growth Fund.

VOYA SMALLCAP OPPORTUNITIES FUND

7337 East Doubletree Ranch Road, Suite 100

Scottsdale, AZ 85258

July 22, 2022

Dear Shareholder:

On behalf of the Board of Trustees (the "Board") of Voya SmallCap Opportunities Fund ("SCO Fund"), we are pleased to invite you to a special meeting of shareholders (the "Special Meeting") of SCO Fund. The Special Meeting is scheduled for 1:00 p.m., local time, on September 27, 2022, to be held virtually in an online format. At the Special Meeting, shareholders of SCO Fund will be asked to vote on the proposed reorganization (the "Reorganization") of SCO Fund with and into Voya Small Cap Growth Fund ("SCG Fund") (together with SCO Fund, the "Funds"). The Funds are members of the Voya family of funds.

Formal notice of the Special Meeting appears on the next page, followed by a combined proxy statement and prospectus (the "Proxy Statement/Prospectus"). The Reorganization is discussed in detail in the enclosed Proxy Statement/Prospectus, which you should read carefully. The Board recommends that you vote "FOR" the Reorganization.

Your vote is important regardless of the number of shares you own. To avoid the added cost of follow-up solicitations and possible adjournments, please read the Proxy Statement/Prospectus and cast your vote. It is important that your vote be received no later than September 26, 2022.

We appreciate your participation and prompt response in this matter and thank you for your continued support.

Sincerely,

/s/ Dina Santoro

Dina Santoro President

NOTICE OF A SPECIAL MEETING OF SHAREHOLDERS

OF

VOYA SMALLCAP OPPORTUNITIES FUND

A Series of Voya Equity Trust

7337 East Doubletree Ranch Road, Suite 100

Scottsdale, AZ 85258

To be held September 27, 2022

To the Shareholders:

NOTICE IS HEREBY GIVEN that a special meeting of Shareholders (the "Special Meeting") of Voya SmallCap Opportunities Fund ("SCO Fund") will be held at 1:00 p.m., local time, on September 27, 2022, virtually. In light of public health concerns regarding the ongoing coronavirus (COVID-19) pandemic, and taking into account related orders and guidance issued by federal, state and local governmental bodies, the Board of Trustees of SCO Fund (the "Board") has determined that the Special Meeting will be held solely in a virtual format. As a result, shareholders will not be able to attend the Special Meeting in person. To participate in the Special Meeting, shareholders must register in advance by visiting https://www.viewproxy.com/voya/broadridgevsm2/ and submitting the requested required information to Broadridge Financial Solutions, Inc. ("Broadridge"), SCO Fund's proxy tabulator.

Requests to attend the virtual Special Meeting must be received no later than September 26, 2022. At the Special Meeting, shareholders will consider the following proposals (each a "Proposal" and, collectively, the "Proposals"):

1.To approve the Agreement and Plan of Reorganization (the "Agreement") by and among Voya Equity Trust, on behalf of each of SCO Fund and Voya Small Cap Growth Fund ("SCG Fund"), providing for the reorganization of SCO Fund with and into SCG Fund; and

2.To transact such other business, not currently contemplated, that may properly come before the Special Meeting, or any adjournments or postponements thereof, in the discretion of the proxies or their substitutes.

Please read the enclosed combined proxy statement and prospectus (the "Proxy Statement/Prospectus") carefully for information concerning the Reorganization to be placed before the Special Meeting.

The Board of Trustees of SCO Fund recommends that you vote "FOR" the Reorganization.

Shareholders of record as of the close of business on July 1, 2022 are entitled to notice of, and to vote at, the Special Meeting and are also entitled to vote at any adjournments or postponements thereof.

Your attention is called to the accompanying Proxy Statement/Prospectus. Regardless of whether you plan to attend the Special Meeting, please complete, sign, and return the enclosed Proxy Ballot by September 26, 2022 so that a quorum will be present and a maximum number of shares may be voted. Proxies may be revoked at any time before they are exercised by submitting a revised Proxy Ballot, by giving written notice of revocation to SCO Fund or by voting at the Special Meeting virtually.

By order of the Board of Trustees,

/s/ Joanne F. Osberg

Joanne F. Osberg Secretary

PROXY STATEMENT/PROSPECTUS

JULY 22, 2022

Special Meeting of Shareholders of

Voya SmallCap Opportunities Fund

Scheduled for September 27, 2022

ACQUISITION OF THE ASSETS AND	BY AND IN EXCHANGE FOR SHARES OF:
LIABILITIES OF:
VOYA SMALLCAP OPPORTUNITIES FUND	VOYA SMALL CAP GROWTH FUND
(A series of Voya Equity Trust)	(A series of Voya Equity Trust)
7337 East Doubletree Ranch Road, Suite 100	7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258-2034	Scottsdale, Arizona 85258-2034
1-800-922-0180	1-800-992-0180

(each an open-end management investment company)

Important Notice Regarding the Availability of Proxy Materials

for the Special Meeting of Shareholders to be Held on September 27, 2022

This Proxy Statement/Prospectus and Notice of Special Meeting are available at: www.proxyvote.com/voya

The Proxy Statement/Prospectus explains concisely what you should know before voting on the matter described herein or investing in Voya Small Cap Growth Fund. Please read it carefully and keep it for future reference.

THE U.S. SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES, OR DETERMINED THAT THIS PROXY STATEMENT/PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

TO OBTAIN MORE INFORMATION

To obtain more information about Voya SmallCap Opportunities Fund ("SCO Fund") and Voya Small Cap Growth Fund ("SCG Fund," and together with SCO Fund, the "Funds"), please write, call, or visit our website for a free copy of the current prospectus, statement of additional information, annual/semi-annual shareholder reports, or other information.

By Phone:	1-(800) 922-0180
By Mail:	Voya Investment Management
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258-2034
By Internet:	www.individuals.voya.com/literature

The following documents containing additional information about the Funds, each having been filed with the U.S. Securities and Exchange Commission ("SEC"), are incorporated by reference into this Proxy Statement/Prospectus:

1.The Statement of Additional Information dated July 22, 2022 relating to this Proxy Statement/Prospectus;

2.The Prospectus and Statement of Additional Information, as supplemented, dated September 30, 2021 for SCO Fund (File Nos. 333-56881, 811-08817);

3.The Prospectus and Statement of Additional Information, as supplemented, dated March 11, 2022 for SCG Fund (File Nos. 333-56881, 811-08817);

4.The audited financial statements contained in the Annual Report of SCO Fund dated May 31, 2021 (File No. 811-08817);

5.The unaudited financial statements contained in the Semi-Annual Report of SCO Fund dated November 30, 2021 (File No. 811-08817);

6.The audited financial statements contained in the Annual Report of TCM Small Cap Growth Fund (the predecessor to SCG Fund) dated September 30, 2021 (File No. 811-05037); and

7.The unaudited financial statements contained in the Semi-Annual Report of TCM Small Cap Growth Fund, the predecessor to SCG Fund dated March 31, 2022 (File No. 811-05037).

The Funds are subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders, thereunder, and in accordance therewith, file reports and other information including proxy materials with the SEC. Proxy material, reports and other information about the Funds are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov.

TABLE OF CONTENTS
Introduction..........................................................................................................................................................	1
What is happening?..............................................................................................................................................	1
Why did you send me this booklet? ....................................................................................................................	1
Who is eligible to vote?.......................................................................................................................................	1
How do I vote?.....................................................................................................................................................	1
When and where will the Special Meeting be held? ...............................................................................................	1
How do I attend the virtual Special Meeting? .....................................................................................................	2
Summary of the Proposed Reorganization ........................................................................................................	3
Proposal 1 – Approval of the Reorganization ...................................................................................................	5
What is the proposed Reorganization?................................................................................................................	5
Why is the Reorganization being proposed?.......................................................................................................	5
How do the investment objectives compare?......................................................................................................	5
How do the fees and expenses compare? ............................................................................................................	5
How do the principal investment strategies compare?........................................................................................	8
How do the principal risks compare?..................................................................................................................	9
How do the fundamental policies compare? .....................................................................................................	11
How do the purchase, exchange and redemption policies of the Funds compare? ...........................................	13
How does Voya SmallCap Opportunity Fund's performance compare to the performance of Voya Small Cap
Growth Fund?....................................................................................................................................................	14
How does the management compare?...............................................................................................................	16
Additional Information about the Funds ..........................................................................................................	18
The Reorganization Agreement.........................................................................................................................	20
Expenses of the Reorganization ........................................................................................................................	20
Portfolio Transitioning ......................................................................................................................................	20
Tax Considerations............................................................................................................................................	20
What is the Board's recommendation? .............................................................................................................	22
What factors did the Board consider? ...............................................................................................................	22
What is the required vote?.................................................................................................................................	24
What happens if shareholders do not approve the Reorganization? .................................................................	24
General Information about the Proxy Statement/Prospectus .......................................................................	25
Who is asking for my vote?...............................................................................................................................	25
How is my proxy being solicited?.....................................................................................................................	25
What happens to my proxy once I submit it?....................................................................................................	25
How will my shares be voted? ..........................................................................................................................	25
How many shares are outstanding?...................................................................................................................	26
Can shareholders submit proposals for a future shareholder meeting?.............................................................	27
Why did my household only receive one copy of this Proxy Statement/Prospectus? ......................................	27
Appendix A: Form of Agreement and Plan of Reorganization.....................................................................	28
Appendix B: Additional Information about Voya Small Cap Growth Fund...............................................	39
Portfolio Holdings Information.........................................................................................................................	39
How Shares Are Priced .....................................................................................................................................	39
How to Buy Shares............................................................................................................................................	47
How to Sell Shares ............................................................................................................................................	51
How to Exchange Shares...................................................................................................................................	54
Frequent Trading - Market Timing ...................................................................................................................	55
Payments to Financial Intermediaries ...............................................................................................................	57
Dividends, Distributions, and Taxes .................................................................................................................	59
Account Policies................................................................................................................................................	61
Index Description ..............................................................................................................................................	61

Financial Highlights ..........................................................................................................................................	61
Appendix C: Security Ownership of Certain Beneficial and Record Owners.............................................	63

INTRODUCTION

What is happening?

On March 24, 2022, following a recommendation by management, the Board of Trustees (the "Board") of Voya SmallCap Opportunities Fund ("SCO Fund") and Voya Small Cap Growth Fund ("SCG Fund," together with SCO Fund, the "Funds") approved an Agreement and Plan of Reorganization (the "Reorganization Agreement"), which provides for the reorganization of SCO Fund with and into SCG Fund (the "Reorganization"). The Reorganization Agreement provides that the Reorganization is subject to approval by shareholders of SCO Fund, and if approved, is expected to be effective on October 21, 2022, or such other date as the parties may agree (the "Closing Date").

Why did you send me this booklet?

This booklet includes a combined proxy statement and prospectus (the "Proxy Statement/Prospectus") and a Proxy Ballot for SCO Fund. It provides you with information you should review before providing voting instructions on the matters listed in the Notice of Special Meeting.

Because you, as a shareholder of SCO Fund, are being asked to approve a Reorganization Agreement that will result in a transaction in which you will ultimately hold shares of SCG Fund, this Proxy Statement also serves as a prospectus for SCG Fund.

Who is eligible to vote?

Shareholders of record holding an investment in shares of SCO Fund as of the close of business on July 1, 2022 (the "Record Date") are eligible to vote at the special meeting of shareholders (the "Special Meeting") or any adjournments or postponements thereof.

How do I vote?

You can vote in one of four ways:

•By telephone (call the toll-free number listed on your proxy card)

•By Internet (log on to the Internet site listed on your proxy card)

•By mail (using the enclosed postage prepaid envelope)

•At the Special Meeting over the Internet. The Special Meeting will be held entirely online in light of the on-going public health concerns regarding the COVID-19 pandemic. Shareholders of record as of July 1, 2022, will be able to attend and participate in the Special Meeting by registering online at https://www.viewproxy.com/voya/broadridgevsm2/ .  Even if you expect to attend the Special Meeting online, we recommend that you also vote by proxy as described herein so that your vote will be counted if you decide not to attend the Special Meeting. Please see the "How do I attend the virtual Special Meeting?" section below for more details regarding logistics of the virtual format of the Special Meeting.

We encourage you to vote as soon as possible so we can reach the needed quorum for the vote and avoid the cost of additional solicitation efforts. To be certain your vote will be counted, a properly executed Proxy Ballot must be received no later than September 26, 2022. Please refer to the enclosed Proxy Ballot for instructions for voting by telephone, Internet or mail.

When and where will the Special Meeting be held?

In light of the on-going public health concerns regarding the COVID-19 pandemic, the Special Meeting is scheduled to be held virtually online on September 27, 2022 at 1:00 p.m., local time.

How do I attend the virtual Special Meeting?

There is no physical location for the Special Meeting. In order to attend the virtual Special Meeting, please visit https://www.viewproxy.com/voya/broadridgevsm2/ and follow the instructions as outlined on the website. Shareholders whose shares are registered directly with the Fund in the shareholder's name will be asked to submit their name and control number found on the shareholder's proxy card in order to register to participate in and vote at the Special Meeting. Shareholders whose shares are held by a broker, bank or other nominee must first obtain a "legal proxy" from the applicable nominee/record holder, who will then provide the shareholder with a newly-issued control number. We note that obtaining a legal proxy may take several days. Requests for registration should be received no later than September 26, 2022. Once shareholders have obtained a new control number, they must visit https://www.viewproxy.com/voya/broadridgevsm2/ submit their name and newly issued control number in order to register to participate in and vote at the Special Meeting. After shareholders have submitted their registration information, they will receive an email from Broadridge that confirms that their registration request has been received and is under review by Broadridge. Once shareholders' registration requests have been accepted, they will receive (i) an email containing an event link and dial-in information to attend the Special Meeting, and (ii) an email with a password to enter at the event link in order to access the Special Meeting. Shareholders may vote before or during the Special Meeting at proxyvote.com. Only shareholders of the Fund present virtually or by proxy will be able to vote, or otherwise exercise the powers of a shareholder, at the Special Meeting.

The virtual meeting platform is fully supported across browsers (Internet Explorer, Firefox, Chrome, and Safari) and devices (desktops, laptops, tablets, and cell phones) running the most updated version of applicable software and plugins. Shareholders should ensure that they have a strong Wi-Fi connection wherever they intend to participate in the Special Meeting. Shareholders should also give themselves plenty of time to log in and ensure that they can hear audio prior to the start of the Special Meeting.

Access to the Audio Webcast of the Special Meeting. The live audio webcast of the meeting will begin promptly at 1:00 p.m. local time, on September 27, 2022. Online access to the audio webcast will open approximately thirty minutes prior to the start of the meeting to allow time for you to log in and test the computer audio system. We encourage shareholders to access the meeting prior to the start time.

Log in Instructions. To attend the Special Meeting, Shareholders must register at https://www.viewproxy.com/voya/broadridgevsm2/ .  Shareholders will need the event password which will be provided in their registration confirmation.

Beneficial Owners. If you hold your shares through an intermediary, such as a bank or broker, you must register in advance to attend the Special Meeting. To register you must obtain a legal proxy and a new control number.

SUMMARY OF THE PROPOSED REORGANIZATION

You should read this entire Proxy Statement/Prospectus, and the Reorganization Agreement, which is included in Appendix A. For more information about SCG Fund, please consult Appendix B.

On March 24, 2022, following a recommendation by management, the Board approved the Reorganization Agreement. Subject to shareholder approval, the Reorganization Agreement provides for:

•the transfer of all of the assets of SCO Fund to SCG Fund in exchange solely for shares of beneficial interest of SCG Fund and the assumption by SCG Fund of all the liabilities of SCO Fund; and

•the distribution of shares of SCG Fund to the shareholders of SCO Fund in complete liquidation of SCO Fund.

If shareholders of SCO Fund approve the Reorganization, each owner of Class A, Class C, Class I, Class P3, Class R, Class R6, or Class W shares of SCO Fund would become a shareholder of the corresponding share class of SCG Fund. The Reorganization is expected to be effective on the Closing Date. Each shareholder of SCO Fund will hold, immediately after the close of the Reorganization (the "Closing"), shares of SCG Fund having a net asset value equal to the net asset value of the shares of SCO Fund held by that shareholder as of the close of business on the Closing Date.

In considering whether to approve the Reorganization, you should note that:

•The Funds have somewhat different investment objectives. The investment objective of SCO Fund is to seek capital appreciation. The investment objective of SCG Fund is to seek long-term capital appreciation.

•The Funds also have substantially similar principal investment strategies. Under normal market conditions, SCO Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in common stocks of smaller, lesser-known U.S. companies, and SCG Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in stocks of small capitalization companies. For SCO Fund, Voya Investment Management Co. LLC ("Voya IM" or the "Sub-Adviser") defines smaller companies as those with market capitalizations that fall within the range of companies within the Russell 2000® Growth Index at the time of purchase. With respect to SCG Fund, Voya IM defines small capitalization companies as those whose market capitalization, at the time of purchase, are consistent with the market capitalizations of companies in the Russell 2000® Index.

•The Funds also have substantially the same principal risks.

•Voya Investments, LLC ("Voya Investments" or the "Adviser") serves as the investment adviser to each Fund, and Voya IM serves as investment sub-adviser to each Fund.

•Each Fund is distributed by Voya Investments Distributor, LLC (the "Distributor").

•The shareholders of SCO Fund are expected to benefit from lower management fees as shareholders of SCG Fund. Class A, Class C, Class R, Class W and Class I shareholders are expected to benefit from lower net expense ratios and net expense ratios for Class P3 and Class R6 shareholders are not expected to change, in each case until at least October 1, 2024. In addition, the Funds' shareholders have the potential to benefit from efficiencies resulting from the combined larger and more scalable fund following the Reorganization while continuing to pursue a substantially similar investment strategy.

•The Reorganization will not affect a shareholder's right to purchase, redeem, or exchange shares of the Funds. In addition, the Reorganization will not affect how shareholders purchase or sell their shares.

•The Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization pursuant to Section 368(a) of the Internal Revenue Code of 1986, as amended (the "Code"); accordingly, pursuant to this treatment, neither SCO Fund nor its shareholders, nor SCG Fund nor its shareholders are expected to recognize any gain or loss for federal income tax purposes from the Reorganization.

PROPOSAL 1 – APPROVAL OF THE REORGANIZATION What is the proposed Reorganization?

Shareholders of SCO Fund are being asked to approve the Reorganization Agreement, which provides for the reorganization of SCO Fund with and into SCG Fund. If the Reorganization Agreement is approved, shareholders of SCO Fund will become shareholders of SCG Fund as of the Closing.

Why is the Reorganization being proposed?

Effective January 1, 2022, Voya IM acquired the investment advisory business of Tygh Capital Management ("Tygh Capital"), and Tygh Capital's portfolio management team became employees of Voya IM. In connection with the acquisition, effective February 1, 2022, Tygh Capital's portfolio management assumed portfolio management responsibility for SCO Fund and SCO Fund's investment strategies were changed to their current form. On March 15, 2022, shareholders of TCM Small Cap Growth Fund (the "Predecessor Fund" or the "TCM Fund") approved the reorganization of the TCM Fund with and into SCG Fund. TCM Fund merged with and into SCG Fund on April 1, 2022.

While SCO Fund and SCG Fund are in the same Morningstar peer category (US Fund Small Growth), SCO Fund has a one star Morningstar rating, and SCG Fund has a four star Morningstar rating, through the rating of its predecessor, the TCM Fund. SCG Fund, through its predecessor the TCM Fund, has delivered superior absolute and risk-adjusted returns compared to SCO Fund for each of the year-to-date, one-, three-, five- and ten-year periods ended December 31, 2021. As such, the Adviser believes that SCO Fund has limited prospects for future sales and long-term viability. Consequently, at the March 2022 meeting of the Board, the Adviser proposed, and the Board approved, the Reorganization of SCO Fund into SCG Fund, and, to facilitate the merger, the establishment and designation of Class A, Class C, Class P3, Class R, and Class W shares on behalf of SCG Fund. In support of its proposals, the Adviser noted that, in its view, the Reorganization would provide shareholders of SCO Fund with an immediate benefit through a lower management fee, lower net expenses for most share classes and the potential to benefit from a larger, more scalable fund while continuing to pursue a substantially similar investment strategy.

How do the investment objectives compare?

Each Fund's investment objective is described in the chart below.

SCO Fund	SCG Fund
Investment SCO Fund seeks capital appreciation.	SCG Fund seeks long-term capital
Objective	appreciation.

Each Fund's investment objective is non-fundamental and may be changed by a vote of its Board, without shareholder approval. A Fund will provide 60 days' prior written notice of any change in a non-fundamental investment objective.

How do the fees and expenses compare?

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Funds. Pro forma fees and expenses, which are the estimated fees and expenses of SCG Fund after giving effect to the Reorganization, assume the Reorganization occurred on November 30, 2021. Shareholders of SCO Fund will not pay any sales charges or redemption fees in connection with the Reorganization.

Annual Fund Operating Expenses

Expenses you pay each year as a % of the value of your investment

		SCO Fund	SCG Fund	SCG Fund
				Pro Forma Combined
Class A
Management Fees	%	0.80	N/A3	0.80
Distribution and/or Shareholder Services (12b-%		0.25	N/A3	0.25
1) Fees
Other Expenses2%		0.24	N/A3	0.21
Acquired Fund Fees and Expenses		N/A	N/A3	0.016
Total Annual Fund Operating Expenses	%	1.29	N/A3	1.27
Waivers and Reimbursements	%	(0.00)1, 2	N/A3	(0.02)5
Total Annual Fund Operating Expenses after	%	1.29	N/A3	1.25
Waivers and Reimbursements
Class C
Management Fees	%	0.80	N/A3	0.80
Distribution and/or Shareholder Services (12b-%		1.00	N/A3	1.00
1) Fees
Other Expenses	%	0.24	N/A3	0.21
Acquired Fund Fees and Expenses		N/A	N/A3	0.016

Total Annual Fund Operating Expenses	%	2.04	N/A3	2.02
Waivers and Reimbursements	%	(0.00)1,2	N/A3	(0.02)5
Total Annual Fund Operating Expenses after	%	2.04	N/A3	2.00
Waivers and Reimbursements
Class I
Management Fees	%	0.80	0.80	0.80
Distribution and/or Shareholder Services (12b-%		None	None	None
1) Fees
Other Expenses	%	0.20	0.15	0.16
Acquired Fund Fees and Expenses		N/A	0.016	0.016

Total Annual Fund Operating Expenses	%	1.00	0.96	0.97
Waivers and Reimbursements	%	(0.05)1, 2	(0.00)4	(0.02)5

Total Annual Fund Operating Expenses after	%	0.95	0.96	0.95
Waivers and Reimbursements
Class P3
Management Fees	%	0.80	N/A3	0.80
Distribution and/or Shareholder Services (12b-%		None	N/A3	None
1) Fees

Other Expenses	%	1.13	N/A3	1.10
Acquired Fund Fees and Expenses		N/A	N/A3	0.016

Total Annual Fund Operating Expenses	%	1.93	N/A3	1.91
Waivers and Reimbursements	%	(1.93)1	N/A3	(1.90)5
Total Annual Fund Operating Expenses after	%	0.00	N/A3	0.01
Waivers and Reimbursements
Class R

Management Fees	%	0.80	N/A3	0.80
Distribution and/or Shareholder Services (12b-%		0.50	N/A3	0.50
1) Fees
Other Expenses	%	0.24	N/A3	0.21
Acquired Fund Fees and Expenses		N/A	N/A3	0.016
Total Annual Fund Operating Expenses	%	1.54	N/A3	1.52
Waivers and Reimbursements	%	(0.00)1, 2	N/A3	(0.02)5
Total Annual Fund Operating Expenses after	%	1.54	N/A3	1.50
Waivers and Reimbursements
Class R6
Management Fees	%	0.80	0.80	0.80
Distribution and/or Shareholder Services (12b-%		None	None	None
1) Fees
Other Expenses	%	0.10	1.40	0.07

Acquired Fund Fees and Expenses		N/A	0.016	0.016
Total Annual Fund Operating Expenses	%	0.90	2.21	0.88
Waivers and Reimbursements	%	(0.05)1, 2	(1.35)4	(0.04)5
Total Annual Fund Operating Expenses after	%	0.85	0.86	0.84
Waivers and Reimbursements
Class W
Management Fees	%	0.80	N/A3	0.80
Distribution and/or Shareholder Services (12b-%		None	N/A3	None
1) Fees
Other Expenses	%	0.24	N/A3	0.21
Acquired Fund Fees and Expenses		N/A	N/A3	0.016
Total Annual Fund Operating Expenses	%	1.04	N/A3	1.02
Waivers and Reimbursements	%	(0.00)1, 2	N/A3	(0.02)5
Total Annual Fund Operating Expenses after	%	1.04	N/A3	1.00
Waivers and Reimbursements

1.The Adviser is contractually obligated to limit expenses to 1.50%, 2.25%, 1.15%, 0.00%, 1.75%, 1.05% and 1.25% for Class A, Class C, Class I, Class P3, Class R, Class R6 and Class W shares of SCO Fund, respectively, through October 1, 2024. The limitation does not extend to interest, taxes, investment related costs, leverage expenses, extraordinary expenses, and Acquired Fund Fees and Expenses. This limitation is subject to possible recoupment by the Adviser and Distributor within 36 months of the waiver or reimbursement, however following the Reorganization such recopument will no longer be available with respect to amounts waived or reimbursed to SCO Fund. Termination or modification of this obligation requires approval by the Fund's Board.

2.The Adviser is contractually obligated to further limit expenses to 1.30%, 2.05%, 0.95%, 1.55%, 0.85% and 1.05% for Class A, Class C, Class I, Class R, Class R6 and Class W shares of SCO Fund, respectively, through October 1, 2024. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and Acquired Fund Fees and Expenses. This limitation is subject to possible recoupment by the Adviser and Distributor within 36 months of the waiver or reimbursement. Termination or modification of this obligation requires approval by the Fund's Board.

3.Class A, C, P3, R, T and W shares on SCG Fund will be formed as part of the Reorganization. Such classes are not currently offered but will be offered at the time of the Reorganization.

4.The Adviser is contractually obligated to limit expenses to 0.95%, and 0.85% for Class I and Class R6 shares of SCG Fund, respectively, through October 1, 2024. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and Acquired Fund Fees and Expenses. This limitation is subject to possible recoupment by the Adviser and Distributor within 36 months of the waiver or reimbursement. Termination or modification of this obligation requires approval by the Fund's Board.

5.If the Reorganization is approved, the Adviser would be contractually obligated to limit expenses to 1.30%, 2.05%, 0.95%, 0.00% 1.55%, 0.85% and 1.05% for Class A, Class C, Class I, Class P3, Class R, Class R6 and Class W shares, respectively, through October 1, 2024. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and Acquired Fund Fees and Expenses. This limitation is subject to possible recoupment by the Adviser and Distributor within 36 months of the waiver or reimbursement however, such recoupment will be limited to the lesser of any expense limitation in place at the time of recoupment or the expense limitation in place at the time of waiver or reimbursement. Termination or modification of this obligation requires approval by the Fund's Board.

6.Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.

Expense Examples

The Examples are intended to help you compare the costs of investing in shares of the respective Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the Funds for the time periods indicated. The Examples show costs if you sold (redeemed) your shares at the end of the period or continued to hold them. The Examples also assume that your investment had a 5% return during each year and that the Funds' operating expenses remain the same. Although your actual costs may be higher or lower based on these assumptions your costs would be:

			SCO Fund				SCG Fund				SCG Fund
										Pro Forma Combined
		1 Yr	3 Yrs	5 Yrs	10 Yrs	1 Yr	3 Yrs	5 Yrs	10 Yrs	1 Yr	3 Yrs	5 Yrs	10 Yrs
Class	Share
	Status
Class A	Sold or Held	$6991	9601	1,2421	2,0421	N/A2	N/A2	N/A2	N/A2	695	951	1,228	2,017
Class C	Sold	$3071	6401	1,0981	2,3691	N/A2	N/A2	N/A2	N/A2	303	630	1,084	2,345
Class C	Held	$2071	6401	1,0981	2,3691	N/A2	N/A2	N/A2	N/A2	203	630	1,084	2,345
Class I	Sold or Held	$971	3081	5421	1,2151	953	2923	5063	1,1213	97	305	532	1,186
Class P3	Sold or Held	$01	2161	6681	1,9261	N/A2	N/A2	N/A2	N/A2	1	216	663	1,909
Class R	Sold or Held	$1571	4861	8391	1,834	N/A2	N/A2	N/A2	N/A2	153	476	825	1,809

Class R6	Sold or Held	$871	2771	4881	1,0981	883	4203	9223	2,3063	86	273	480	1,077
Class W Sold or Held		$1061	3311	5741	1,2711	N/A2	N/A2	N/A2	N/A2	102	321	559	1,244

1.The Examples reflect applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first two years of the three-, five-, and ten-year periods.

2.Class A, C, P3, R, T and W shares on SCG Fund will be formed as part of the Reorganization. Such classes are not currently offered but will be offered at the time of the Reorganization.

3.The Examples reflect applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first two years of the three-, five-, and ten-year periods.

How do the principal investment strategies compare?

Each Fund's principal investment strategies are described in more detail in the table below. The principal investment strategies of the Funds are substantially similar. SCO Fund primarily invests in common stocks of smaller, lesser-known U.S. companies, and SCG Fund primarily invests in stocks of small capitalization companies. With respect to SCO Fund, the sub-adviser defines smaller companies as those with market capitalizations that fall within the range of companies within the Russell 2000® Growth Index at the time of purchase. In contrast, for SCG Fund, the sub-adviser defines small capitalization companies as those whose market capitalization, at the time of purchase, are consistent with the market capitalizations of companies in the Russell 2000® Index. Both Funds invests most of their assets in U.S. common stocks and use a "bottom up" approach to stock selection to identify companies with the potential for superior earnings growth and sustainable valuations. Both Funds may also invest in equity securities of foreign issuers, including issuers located in emerging markets.

	SCO Fund	SCG Fund
Investment	Under normal market conditions, the Fund	Under normal market conditions, the Fund
Strategies	invests at least 80% of its net assets (plus	invests at least 80% of its net assets (plus
	borrowings for investment purposes) in	any borrowings for investment purposes) in
	common stocks of smaller, lesser-known U.S.	stocks of small capitalization companies.
	companies. The Fund will provide shareholders	The Fund will provide shareholders with at
	with at least 60 days' prior notice of any change	least 60 days' prior notice of any change in
	in this investment policy.	this investment policy.
	For this Fund, the sub-adviser ("Sub-Adviser")	For this Fund, the sub-adviser ("Sub-
	defines smaller companies as those with market	Adviser")	defines	small	capitalization
	capitalizations that fall within the range of	companies as those whose market
	companies within the Russell 2000® Growth	capitalization, at the time of purchase, are
	Index ("Index") at the time of purchase. The	consistent with the market capitalizations of
	market capitalization of companies in the Index	companies	in the	Russell	2000® Index
	will change with market conditions. The market	("Index"). The market capitalization of
	capitalization of companies in the Index as of	companies in the Index as of December 31,
	June 30, 2021, ranged from $176.7 million to	2021 ranged from $31.6 million to $14
	$11.8 billion.	billion.

SCO Fund	SCG Fund

The Sub-Adviser uses fundamental research in an effort to identify companies with the potential for superior earnings growth and sustainable valuations. The Sub-Adviser's intensive bottom-up, fundamental research drives stock selection, which the Sub-Adviser believes is key to seeking excess returns.

Most of each Fund's assets will be invested in U.S. common stocks that the Sub-Adviser expects will experience long-term, above average earnings growth. Each Fund may at times invest a significant portion of its assets (greater than 25%) in specific sectors of the economy, such as in the technology and health care sectors, respectively. Each Fund may also invest up to 20% of its net assets in equity securities of foreign issuers, including issuers located in emerging markets that are American Depositary Receipts ("ADRs") or traded on a U.S. stock exchange, when consistent with the Fund's investment objective. SCG Fund's principal investment strategies state that countries with developing and emerging markets include most countries in the world except Australia, Canada, Hong Kong, Israel, Japan, New Zealand, the United Kingdom, the United States, and most of the countries of western Europe.

Each Fund may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder ("1940 Act").

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

Each Fund may lend portfolio securities on a short-term or long-term basis, up to 33 1⁄3% of its total assets.

How do the principal risks compare?

The following table summarizes and compares the principal risks of investing in the Funds. Risks that are shared by both Funds are materially the same for both Funds. You could lose money on an investment in the Funds. Any of the following risks, among others, could affect Fund performance or cause the Fund to lose money or to underperform market averages of other funds.

Risks	SCO Fund	SCG Fund

Company: The price of a company's stock could decline or underperform for many reasons
including, among others, poor management, financial problems, reduced demand for	✓	✓
company goods or services, regulatory fines and judgments, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Currency: To the extent that the Fund invests directly or indirectly in foreign (non-U.S.)
currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it
is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to	✓	✓
the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged by the Fund through foreign currency exchange transactions.

Focused Investing: To the extent that the Fund invests a substantial portion of its assets in securities related to a particular industry, sector, market segment, or geographic area, its investments will be sensitive to developments in that industry, sector, market segment, or
geographic area. The Fund is subject to the risk that changing economic conditions; changing	✓	✓
political or regulatory conditions; or natural and other disasters affecting the particular industry, sector, market segment, or geographic area in which the Fund focuses its investments could have a significant impact on its investment performance and could ultimately cause the Fund to underperform, or its net asset value to be more volatile than, other funds that invest more broadly.

Foreign Investments/Developing and Emerging Markets: Investing in foreign (non-U.S.)
securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to: smaller markets;
differing reporting, accounting, auditing and financial reporting standards and practices;
nationalization, expropriation, or confiscatory taxation; foreign currency fluctuations,
currency blockage, or replacement; potential for default on sovereign debt; or political	✓	✓
changes or diplomatic developments, which may include the imposition of economic sanctions or other measures by the United States or other governments and supranational organizations. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in another market, country or region. Foreign investment risks may be greater in developing and emerging markets than in developed markets.

Growth Investing: Prices of growth stocks are more sensitive to investor perceptions of the issuing company's growth potential and may fall quickly and significantly if investors
suspect that actual growth may be less than expected. There is a risk that funds that invest in	✓	✓
growth-oriented stocks may underperform other funds that invest more broadly. Growth stocks tend to be more volatile than value stocks, and may underperform the market as a whole over any given time period.

Investment Model: A manager's proprietary model may not adequately allow for existing or unforeseen market factors or the interplay between such factors. Funds that are actively managed, in whole or in part, according to a quantitative investment model can perform differently from the market as a whole based on the investment model and the factors used
in the analysis, the weight placed on each factor, and changes from the factors' historical	✓	✓
trends. Mistakes in the construction and implementation of the investment models
(including, for example, data problems and/or software issues) may create errors or limitations that might go undetected or are discovered only after the errors or limitations have negatively impacted performance. There is no guarantee that the use of these investment models will result in effective investment decisions for the Fund.

Liquidity: If a security is illiquid, the Fund might be unable to sell the security at a time when the Fund's manager might wish to sell, or at all. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, exposing the Fund
to the risk that the price at which it sells illiquid securities will be less than the price at which	✓	✓
they were valued when held by the Fund. The prices of illiquid securities may be more volatile than more liquid investments. The risks associated with illiquid securities may be greater in times of financial stress. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

Market: Stock prices may be volatile or have reduced liquidity in response to real or perceived impacts of factors including, but not limited to, economic conditions, changes in market interest rates, and political events. Stock markets tend to be cyclical, with periods
when stock prices generally rise and periods when stock prices generally decline. Any given	✓	✓
stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to costs and impair the ability of the Fund to achieve its investment objectives.

Market Disruption and Geopolitical: The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the U.S. Wars, terrorism, global health crises and pandemics, and other geopolitical events have led, and in the future may lead, to increased market volatility and may have adverse short- or long-term effects on U.S. and world economies and markets generally. For example, the COVID-19 pandemic has resulted, and may continue to result, in significant market volatility, exchange trading suspensions and closures, declines in global financial markets, higher default rates, and a substantial economic downturn in economies throughout the world. Natural and environmental disasters and systemic market dislocations are also highly disruptive to economies and markets. Those events as well as other changes in non-U.S. and domestic economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of the investments of the Fund and the Fund. Any of these occurrences could disrupt the operations of the Fund and of the Fund's service providers.

Other Investment Companies: The main risk of investing in other investment companies, including exchange-traded funds ("ETFs"), is the risk that the value of the securities underlying an investment company might decrease. Shares of investment companies that are listed on an exchange may trade at a discount or premium from their net asset value. You will pay a proportionate share of the expenses of those other investment companies (including management fees, administration fees, and custodial fees) in addition to the expenses of the Fund. The investment policies of the other investment companies may not be the same as those of the Fund; as a result, an investment in the other investment companies may be subject to additional or different risks than those to which the Fund is typically subject.

Securities Lending: Securities lending involves two primary risks: "investment risk" and "borrower default risk." When lending securities, the Fund will receive cash or U.S. government securities as collateral. Investment risk is the risk that the Fund will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Fund will lose money due to the failure of a borrower to return a borrowed security. Securities lending may result in leverage. The use of leverage may exaggerate any increase or decrease in the net asset value, causing the Fund to be more volatile. The use of leverage may increase expenses and increase the impact of the Fund's other risks.

Small-Capitalization Company: Investments in small-capitalization companies may involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of a limited operating history, small size, limited markets and financial resources, narrow product lines, less management depth and more reliance on key personnel. The securities of smaller companies are subject to liquidity risk as they are often traded over-the-counter and may not be traded in volume typical on a national securities exchange.

✓                    ✓

✓                    ✓

✓                    ✓

✓                    ✓

How do the fundamental policies compare?

The following chart compares the fundamental policies of SCO Fund and SCG Fund.

SCO Fund	SCG Fund

Diversification:

The Fund may not purchase securities of any issuer if, as a result, with respect to 75% of the Fund's total assets, more than 5% of the value of its total assets would be invested in the securities of any one issuer or the Fund's ownership would be more than 10% of the outstanding voting securities of any issuer, provided that this restriction does not limit the Fund's investments in securities issued or guaranteed by the U.S. government, its agencies and instrumentalities, or investments in securities of other registered management investment companies.

Concentration:

The Fund may not purchase any securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that: (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. government, or tax exempt securities issued by any state or territory of the United States, or any of their agencies, instrumentalities, or political subdivisions; and (b) notwithstanding this limitation or any other fundamental investment limitation, assets may be invested in the securities of one or more registered management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Fund.

Borrowing:

The Fund may not borrow money, except to the extent permitted under the 1940 Act, including the rules, regulations, interpretations thereunder and any exemptive relief obtained by the Fund.

Making Loans:

The Fund may not make loans, except to the extent permitted under the 1940 Act, including the rules, regulations, interpretations, and any exemptive relief obtained by the Fund.

Underwriting Securities:

The Fund may not underwrite any issue of securities within the meaning of the 1933 Act except when it might technically be deemed to be an underwriter either: (a) in connection with the disposition of a Portfolio security; or (b) in connection with the purchase of securities directly from the issuer thereof in accordance with its investment objective. This restriction shall not limit the Fund's ability to invest in securities issued by other registered management investment companies.

Diversification:

The Fund may not purchase the securities of any issuer if the purchase, at the time thereof, would cause more than 5% of the value of the total assets of the Fund at market value to be invested in the securities of that issuer (other than obligations of the U.S. government and its agencies and instrumentalities), with reference to 75% of the assets of the Fund.

Concentration:

The Fund may not invest 25% or more of the value of its net assets in the securities of companies engaged in any one industry or group of related industries. The Fund may, however, invest for temporary defensive purposes up to 100% of the value of the total assets in securities issued or guaranteed by the U.S. government or its agencies or instrumentalities.

Borrowing:

The Fund may not (a) borrow (for temporary or emergency purposes and not for the purpose of leveraging its investments) in an amount exceeding 33 1/3% of the value of its total assets, and, in the event that market conditions or other factors result in the Fund's borrowed amounts exceeding 33 1/3% of its assets (including amounts borrowed), the Fund will reduce the amount of its borrowing to an extent and in such a manner required by the 1940 Act;

(b)mortgage, pledge or hypothecate any of its assets except in connection with any such borrowings, and only with respect to, up to 1/3 of its assets.

Making Loans:

The Fund may not make loans, except that the Fund may (a) purchase debt obligations which are consistent with its investment objectives and policies; (b) enter into repurchase agreements; and (c) loan its portfolio securities, to the fullest extent permitted under the 1940 Act.

Underwriting Securities:

The Fund may not underwrite securities of other issuers, except the Fund may acquire portfolio securities in circumstances where, if the securities are later publicly offered or sold by the Fund, it might be deemed to be an underwriter for purposes of the Securities Act of 1933, as amended ("1933 Act").

Purchasing Real Estate:

The Fund may not purchase or sell real estate, except that the Fund may: (a) acquire or lease office space for its own use;

(b)invest in securities of issuers that invest in real estate or interests therein; (c) invest in mortgage-related securities and other securities that are secured by real estate or interests therein; or (d) hold and sell real estate acquired by the Fund as a result of the ownership of securities.

Issuing Senior Securities:

The Fund may not issue senior securities, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Fund.

Purchasing or Selling Commodities:

The Fund may not purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities). This limitation does not apply to foreign currency transactions, including, without limitation, forward currency contracts.

Voting Securities:

No stated fundamental policy.

Short Sales:

No stated fundamental policy.

Futures:

No stated fundamental policy.

Purchasing Real Estate:

The Fund may not purchase or sell real estate unless acquired as the result of direct ownership of securities or other instruments. This restriction shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business, including real estate investment trusts. This restriction shall not preclude the Fund from buying securities backed by mortgages on real estate or securities of companies engaged in these activities. This restriction shall not prevent the Fund from investing in real estate operating companies and companies engaged in other real estate related businesses.

Issuing Senior Securities:

The Fund may not issue senior securities, bonds, or debentures.

Purchasing or Selling Commodities:

No stated fundamental policy.

Voting Securities:

The Fund may not purchase the securities of any issuer if the purchase, at the time thereof, would cause more than 10% of the outstanding voting securities of that issuer to be held in the Fund.

Short Sales:

The Fund may not engage in short sales of securities except to the extent that such sales are "against the box"; that is, only to the extent the Fund owns the securities sold short or owns other securities convertible into an equivalent amount of securities sold short. Such transactions may only be made to protect a profit in or to attempt to minimize a loss with respect to securities. In any event, no more than 10% of the value of the Fund's net assets may, at the time, be held as collateral for such sales.

Futures:

The Fund may not buy and sell puts and calls on stock index futures, or financial futures or options on financial futures, unless such options are written by other persons and the options or futures are offered through the facilities of a national securities association or are listed on a national securities or commodities exchange.

How do the purchase, exchange and redemption policies of the Funds compare?

The Funds have generally similar policies for buying and selling shares. Investors may invest in the Funds through a financial intermediary, by mail or by wire. Investors may redeem their shares in either Fund by contacting their financial intermediary, by mail or by telephone. In addition, both Funds offer a systematic withdrawal plan.

The Funds also have generally similar policies for the exchange of shares. Shares of any Fund may be exchanged for shares of the same class of any other Fund. Exchanges between classes of a Fund are permitted under certain circumstances. Exchanges are treated as a redemption of shares of one Fund and a purchase of shares of one or more other Funds.

How does Voya SmallCap Opportunity Fund's performance compare to the performance of Voya Small Cap Growth Fund?

The following information is intended to help you understand the risks of investing in the Funds. The following bar charts show the changes in the Funds' performance from year to year, and the table compares each Fund's performance to the performance of a broad-based securities market index/indices for the same period. The Funds' performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. The bar chart shows the performance of each Fund's Class I shares. Performance for other share classes would differ to the extent they have differences in their fees and expenses.

SCO Fund's performance prior to February 1, 2022 reflects returns achieved pursuant to different principal investment strategies. If the Fund's current strategies had been in place for the prior periods, the performance information shown would have been different. For SCO Fund, Class R6 shares' performance shown for the period prior to their inception date is the performance of Class I shares without adjustment for any differences in the expenses between the two classes. If adjusted for such differences, returns would be different.

For SCG Fund, the bar chart and table reflect the Predecessor Fund's performance. Because Class R6 shares of SCG Fund had not commenced operations as of the calendar year ended December 31, 2021, no performance information for Class R6 is provided in the table below. Because Class A, C, P3, R, T and W shares of SCG Fund will be formed as part of the Reorganization, such classes are not currently offered but will be offered at the time of the Reorganization. As such, no performance information for Class A, C, P3, R, T and W shares of SCG Fund is provided in the table below.

SCO Fund

(as of December 31 of each year)

50.00%	37.94%
40.00%
							25.37%

30.00%								26.42%
					18.30%

20.00%				12.72%					4.54%

15.27%
10.00%		5.19%

0.00%
			-1.23%

-10.00%						-16.13%
2012	2013	2014	2015	2016	2017	2018	2019	2020	2021

The calendar year-to-date total return as of June 30, 2022 was -26.35%.

Best quarter: 2nd quarter 2020, 28.89% and Worst quarter: 1st quarter 2020, -26.42%

Average Annual Total Returns for Periods Ended December 31, 2021

				Since	Inception
	1 Year	5 Year	10 Year	Inception	Date
Class A	18.74%	10.46%	10.39%	N/A	06/05/95
Russell 2000® Growth Index1	34.63%	16.36%	13.48%	N/A
Class C	24.07%	10.93%	10.21%	N/A	06/05/95
Russell 2000® Growth Index1	34.63%	16.36%	13.48%	N/A
Class I	26.42%	12.13%	11.42%	N/A	04/01/99
Russell 2000® Growth Index1	34.63%	16.36%	13.48%	N/A
Class R	25.69%	11.50%	N/A	12.46%	08/05/11
Russell 2000® Growth Index1	34.63%	16.36%	N/A	15.29%
Class R6	26.65%	12.28%	11.52%	N/A	05/31/13
Russell 2000® Growth Index1	34.63%	16.36%	13.48%	N/A
Class W	26.35%	12.07%	11.34%	N/A	12/17/07
Russell 2000® Growth Index1	34.63%	16.36%	13.48%	N/A

1 The index returns do not reflect deductions for fees, expenses, or taxes.

SCG Fund

(as of December 31 of each year)

50.00%	49.69%
40.00%
							33.25%

30.00%								27.92%
					24.70%

20.00%				16.00%					18.23%

12.62%
10.00%		6.60%

0.00%
			-0.99%

-10.00%						-5.72%
2012	2013	2014	2015	2016	2017	2018	2019	2020	2021

The calendar year-to-date total return as of June 30, 2022 was -26.75%.

Best quarter: 2nd quarter 2020, 28.32% and Worst quarter: 1st quarter 2020, -26.02% Average Annual Total Returns for Periods Ended December 31, 2021

				Since	Inception
	1 Year	5 Year	10 Year	Inception	Date
Class I	18.23%	18.83%	17.20%	N/A	10/01/04
Russel 2000® Growth Index1	2.83%	14.53%	14.14%	N/A

1 The index returns do not reflect deductions for fees, expenses, or taxes.

How does the management compare?

The following table describes the management of the Funds.

	SCO Fund	SCG Fund
Investment Adviser	Voya Investments, LLC	Same

Management Fee*	0.80%	0.80%
(as a percentage of average
daily net assets)

Sub-Adviser	Voya Investment Management Co. LLC	Same

Sub-Advisory Fee	0.405% on the first $250 million of the Fund's	0.360% of the Fund's average daily net assets
average daily net assets;
0.360% on the next $250 million of the Fund's
average daily net assets;
0.3375% on the next $250 million of the
Fund's average daily net assets; and
0.3280% of the Fund's average daily net
assets in excess of $750 million.

	SCO Fund	SCG Fund
Portfolio Managers	Richard J. Johnson, CFA	Same
Mitchell S. Brivic, CFA
Michael C. Coyne, CFA
Scott W. Haugan, CFA
Distributor	Voya Investments Distributor, LLC	Same

Voya Investments, LLC

Voya Investments, LLC (the "Adviser"), an Arizona limited liability company, serves as the investment adviser to each Fund. The Adviser has overall responsibility for the management of each Fund. The Adviser oversees all investment advisory and portfolio management services and assists in managing and supervising all aspects of the general day-to-day business activities and operations of each Fund, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. The Adviser is registered with the SEC as an investment adviser. The Adviser is an indirect, wholly-owned subsidiary of Voya Financial, Inc. Voya Financial, Inc. is a U.S.-based financial institution whose subsidiaries operate in the retirement, investment, and insurance industries.

The Adviser's principal office is located at 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, Arizona 85258. As of March 31, 2022, the Adviser managed approximately $89.34 billion in assets.

Voya Investment Management Co. LLC

Voya IM, a Delaware limited liability company, was founded in 1972 and is registered with the SEC as an investment adviser. Voya IM is an indirect, wholly-owned subsidiary of Voya Financial, Inc. and is an affiliate of the Adviser. Voya IM has acted as adviser or sub-adviser to mutual funds since 1994 and has managed institutional accounts since 1972. Voya IM's principal office is located at 230 Park Avenue, New York, New York 10169. As of March 31, 2022, Voya IM managed approximately $166.47 billion in assets.

The following individuals are jointly and primarily responsible for the day-to-day management of each Fund.

Richard J. Johnson, CFA, Portfolio Manager, joined Voya IM in 2022. Previously, Mr. Johnson was the chief executive officer and chief investment officer of Tygh Capital Management from 2004-2022. Prior to forming Tygh Capital Management, Mr. Johnson was the CIO for Columbia Management's Portland equity team and lead portfolio manager for the small/mid cap team from 1994-2004.

Mitchell S. Brivic, CFA, Portfolio Manager, joined Voya IM in 2022. Previously, Mr. Brivic was a vice president of Tygh Capital Management and a member of its investment team since 2004 and a portfolio manager since 2018. Prior to joining Tygh Capital Management in 2004, he worked at Columbia Management from 2002-2004 focusing exclusively on small/mid cap equities.

Michael C. Coyne, CFA, Portfolio Manager, joined Voya IM in 2022. Previously, Mr. Coyne was a vice president of Tygh Capital Management and a member of its investment team since 2004 and a portfolio manager since 2018. Prior to joining Tygh Capital Management in 2004, he worked at Columbia Management from 2002-2004 focusing exclusively on small/mid cap equities. Mr. Coyne has four additional years of experience as a financial analyst with Capital Resource Partners and Bear Stearns.

Scott W. Haugan, CFA, Portfolio Manager, joined Voya IM in 2022. Previously, Mr. Haugan was a vice president of Tygh Capital Management and a member of its investment team since 2007 and a portfolio manager since 2021. Prior to joining Tygh Capital Management in 2007, he worked at Columbia Management from 2003-2005 as a research analyst and also held equity analyst/institutional sales positions at Pacific Crest Securities from 2000-2003 and First Analysis Securities from 2005-2007.

Voya Investments Distributor, LLC

Voya Investments Distributor, LLC ("Distributor") is the principal underwriter and distributor of each Fund. It is a Delaware limited liability company with its principal offices at 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, Arizona 85258. The Distributor is an indirect, wholly-owned subsidiary of Voya Financial, Inc. and is an affiliate of the Adviser.

The Distributor is a member of the Financial Industry Regulatory Authority, Inc. ("FINRA"). To obtain information about FINRA member firms and their associated persons, you may contact FINRA at www.finra.org or the Public Disclosure Hotline at 800-289-9999.

What are the expected U.S. federal income tax consequences of the Reorganization?

The Reorganization is expected to be a tax-free reorganization for federal income tax purposes. Accordingly, no gain or loss is expected to be recognized by SCO Fund or its shareholders as a direct result of the Reorganization. As a non-waivable condition to the Reorganization, SCO Fund will have received a legal opinion as to this and other expected U.S. federal income tax consequences of the Reorganization. It is possible that the Internal Revenue Service ("IRS") or a court could disagree with this legal opinion. The tax basis and holding period of a shareholder's SCO Fund shares are expected to carry over to the SCG Fund shares the shareholder receives in the Reorganization. At any time prior to the consummation of the Reorganization, a shareholder may redeem shares, likely resulting in recognition of gain or loss to such shareholder for federal income tax purposes. If SCO Fund holds securities in certain foreign jurisdictions, the Reorganization may cause SCO Fund and SCG Fund to incur stamp tax or other transfer costs or expenses.

Because the Reorganization will end the tax year of SCO Fund, it will accelerate distributions to shareholders from SCO Fund for its short tax year ending on the date of the Reorganization. Those tax year- end distributions will be taxable and will include any capital gains resulting from portfolio turnover prior to consummation of the Reorganization that were not previously distributed.

Additional Information about the Funds

Dividends and Other Distributions

Each Fund generally distributes most or all of its net earnings in the form of dividends, consisting of ordinary income and capital gains distributions. Each Fund distributes capital gains, if any, annually and declares dividends and pays dividends consisting of ordinary income, if any, annually. Unless you instruct the Fund to pay you dividends in cash, dividends and distributions paid by each Fund will be reinvested in additional shares of that Fund. You may, upon written request or by completing the appropriate section of the Account Application, elect to have all dividends and other distributions paid on shares of the Fund invested in another Voya mutual fund that offers the same class of shares. From time to time a portion of a Fund's distribution may constitute a return of capital. To comply with federal tax regulations, each Fund may also pay an additional capital gains distribution.

Capitalization

The following table shows on an unaudited basis the capitalization of each of the Funds as of June 2, 2022 and on a pro forma combined basis as of June 2, 2022, giving effect to the Reorganization:

	Voya SmallCap	Voya Small Cap		Voya Small Cap
			Pro Forma	Growth Fund Pro
	Opportunities Fund	Growth Fund	Adjustments	Forma Combined
Class A
Net Assets	$57,833,395	N/A1	$-	$57,833,395
Shares Outstanding	1,296,252	N/A1	-	1,296,252
Net Asset Value
Per Share	$44.62	N/A1	$-	$44.62
Class C
Net Assets	$4,010,456	N/A1	$-	$4,010,456
Shares Outstanding	142,326	N/A1	-	142,326
Net Asset Value
Per Share	$28.18	N/A1	$-	$28.18
Class I
Net Assets	$38,729,498	$436,431,656	$-	$475,161,154
Shares Outstanding	752,417	12,584,037	364,3512	13,700,805
Net Asset Value
Per Share	$51.47	$34.68	$-	$34.68
Class P3
Net Assets	$3,306	N/A1	$-	$3,306
Shares Outstanding	61	N/A1	-	61
Net Asset Value
Per Share	$54.51	N/A1	$-	$54.51
Class R
Net Assets	$527,125	N/A1	$-	$527,125
Shares Outstanding	12,354	N/A1	-	12,354
Net Asset Value
Per Share	$42.67	N/A1	$-	$42.67
Class R6
Net Assets	$1,612,492	$2,655	$-	$1,615,147
Shares Outstanding	30,821	77	15,6892	46,587
Net Asset Value
Per Share	$52.32	$34.67	$-	$34.67
Class W
Net Assets	$4,946,660	N/A1	$-	$4,946,660
Shares Outstanding	98,291	N/A1	-	98,291
Net Asset Value
Per Share	$50.33	N/A1	$-	$50.33

1Class A, C, P3, R and W shares on SCG Fund will be formed as part of the Reorganization. Such classes are not currently offered but will be offered at the time of the Reorganization.

2Reflects new shares issued, net of retired shares of SCO Fund. (Calculation: Net Assets ÷ NAV per share).

The total assets under management as of June 2, 2022 for SCO Fund and SCG Fund were $107,662,931 and $436,434,311, respectively.

The Reorganization Agreement

The terms and conditions under which the proposed transaction may be consummated are set forth in the Reorganization Agreement. Significant provisions of the Reorganization Agreement are summarized below; however, this summary is qualified in its entirety by reference to the Reorganization Agreement, a form of which is attached to this Proxy Statement/Prospectus as Appendix A.

The Reorganization Agreement provides for: (i) the transfer, as of the Closing Date, of all of the assets of SCO Fund in exchange for shares of beneficial interest of SCG Fund and the assumption by SCG Fund of all of SCO Fund's liabilities; and (ii) the distribution of shares of SCG Fund to shareholders of SCO Fund, as provided for in the Reorganization Agreement, in complete liquidation of SCO Fund.

Each shareholder of Class A, Class C, Class I, Class P3, Class R, Class R6, or Class W shares of SCO Fund will hold, immediately after the Closing, the corresponding share class of SCG Fund having a net asset value equal to the net asset value of the shares of SCO Fund held by that shareholder as of the close of business on the Closing Date.

The obligations of the Funds under the Reorganization Agreement are subject to various conditions, including the Reorganization is approved by the shareholders of SCO Fund and that each Fund receives an opinion from the law firm of Ropes & Gray LLP to the effect that the Reorganization will qualify as a tax- free reorganization for federal income tax purposes. A copy of this opinion will be filed with the SEC shortly after the Closing. The Reorganization Agreement also requires that each of the Funds take, or cause to be taken, all actions, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by the Reorganization Agreement. The Reorganization Agreement may be terminated by mutual agreement of the parties or by one party on certain other grounds.

Please refer to Appendix A to review the terms and conditions of the Reorganization Agreement.

Expenses of the Reorganization

The expenses of the Reorganization will be paid by the Adviser (or an affiliate), whether or not the Reorganization is consummated. The expenses of the Reorganization include, but are not limited to, the costs associated with the preparation of necessary filings with the SEC, printing and distribution of the Proxy Statement/Prospectus and proxy materials, legal fees, accounting fees, securities registration fees, and expenses of holding the Special Meeting. The expenses of the Reorganization are estimated to be $286,000. If the Reorganization is approved by shareholders, at the time of the merger both SCG Fund and SCO Fund will be managed using a substantially similar strategy with the same holdings, and so no material portfolio turnover is anticipated in connection with the Reorganization. Voya IM has estimated that there will not be any explicit transition costs associated with the Reorganization; however, if there were to be any explicit transition costs associated with the Reorganization, they would be borne by SCO Fund.

Portfolio Transitioning

As discussed above, the Funds have substantially similar principal investment strategies. As a result, Voya IM does not anticipate that it will need to sell a material portion of SCO Fund's holdings if the Reorganization is approved by shareholders. If any of SCO Fund's holdings are sold prior to the Closing Date, the proceeds of such sales are expected to be invested in securities that Voya IM wishes for SCG Fund to hold and in temporary investments, which will be delivered to SCG Fund at the Closing Date.

Tax Considerations

The Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization under Section 368 of the Code. Accordingly, pursuant to this treatment, neither SCO Fund nor its shareholders, nor SCG Fund nor its shareholders, are expected to recognize any gain or loss for federal income tax purposes from the transactions contemplated by the Reorganization Agreement.

As a condition to each Fund's obligation to consummate the Reorganization, the Funds will receive a favorable tax opinion from Ropes & Gray LLP, counsel to the Funds (which opinion will be subject to certain qualifications), satisfactory to both parties substantially to the effect that, on the basis of the existing provisions of the Code, Treasury Regulations promulgated thereunder, current administrative rules and court decisions, generally for federal income tax purposes:

(i)the acquisition by SCG Fund of the assets of SCO Fund in exchange for SCG Fund's assumption of the liabilities of SCO Fund and issuance of SCG Fund shares, followed by the distribution by SCO Fund of such SCG Fund shares to the shareholders of SCO Fund in exchange for their shares of SCO Fund, all as provided in Section 1 of the Reorganization Agreement, will constitute a reorganization within the meaning of Section 368(a) of the Code, and SCO Fund and SCG Fund will each be "a party to a reorganization" within the meaning of Section 368(b) of the Code;

(ii)no gain or loss will be recognized by SCO Fund (a) upon the transfer of its assets to SCG Fund solely in exchange for SCG Fund shares and the assumption by SCG Fund of the liabilities of SCO Fund and (b) upon the distribution of SCG Fund shares by SCO Fund to its shareholders in liquidation;

(iii)no gain or loss will be recognized by SCG Fund upon the receipt of the assets of SCO Fund solely in exchange for the assumption of the liabilities of SCO Fund and issuance of SCG Fund shares;

(iv)the tax basis of the assets of SCO Fund acquired by SCG Fund will be the same as the tax basis of such assets in the hands of SCO Fund immediately prior to the transfer;

(v)the holding periods of the assets of SCO Fund in the hands of SCG Fund will include the periods during which such assets were held by SCO Fund;

(vi)no gain or loss will be recognized by SCO Fund shareholders upon the exchange of all of their SCO Fund shares for SCG Fund shares (including fractional shares to which they may be entitled);

(vii)the aggregate tax basis of SCG Fund shares to be received by each shareholder of SCO Fund (including fractional shares to which they may be entitled) will be the same as the aggregate tax basis of SCO Fund shares exchanged therefor;

(viii)a SCO Fund shareholder's holding period for SCG Fund shares (including fractional shares to which they may be entitled) to be received will include the period during which SCO Fund shares exchanged therefor were held, provided that the shareholder held SCO Fund shares as a capital asset on the date of the exchange; and

(ix)SCG Fund will succeed to and take into account the items of SCO Fund described in Section 381(c) of the Code subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the regulations thereunder.

SCG Fund will file the tax opinion with the SEC shortly after completion of the Reorganization. The opinion will be based on certain factual certifications made by officers of SCO Fund and SCG Fund and will also be based on customary assumptions. The opinion is not a guarantee that the tax consequences of the Reorganization will be as described above. There is no assurance that the Internal Revenue Service will agree with the opinion. If the Reorganization was consummated but did not qualify as a tax-free reorganization, SCO Fund shareholders would recognize a taxable gain or loss equal to the difference between their tax basis in their SCO Fund shares and the fair market value of the shares of SCG Fund received.

In general, after the Reorganization, any losses of SCO Fund and SCG Fund may be available to the combined fund, to offset its capital gains realized after the Reorganization, although the amount of pre-

Reorganization losses that may offset the combined fund's capital gains in any given year may be limited due to this Reorganization. In addition, one Fund's pre-acquisition losses cannot be used to offset unrealized gains in the other Fund that are "built in" at the time of the Reorganization and that exceed certain thresholds for five tax years. The ability of the combined fund to use SCO Fund's or SCG Fund's losses in the future depends on a variety of factor that cannot be known in advance, including the existence of capital gains against which these losses may be offset. In addition, the benefits of any capital loss carryforwards currently are available only to pre-Reorganization shareholder of each Fund. After the Reorganization, the benefit associated with any available capital losses will inure to the benefit of all post-Reorganization shareholders of the combined fund. Furthermore, the shareholders of SCO Fund will receive a proportionate share of any unrealized gains2 in SCG Fund's assets, as well as any taxable gains realized by SCG Fund, but not distributed to its shareholders prior to the Reorganization, when such gains are eventually distributed by the combined fund.

Prior to the Closing Date, SCO Fund will pay to the shareholders that own its shares, a distribution consisting of any undistributed investment company taxable income, any net tax-exempt income, and/or any undistributed realized net capital gains, including any net gains realized from any sales of assets prior to the Closing Date, including portfolio transitions (if any) in connection with the Reorganization. This distribution will be taxable to shareholders that are subject to tax.

This description of the federal income tax consequences of the Reorganization is made without regard to the particular facts and circumstances of any shareholder. Shareholders are urged to consult their own tax advisers as to the specific consequences to them of the Reorganization in light of their individual circumstances, and as to the applicability and effect of state, local, non-U.S., and other tax laws.

What is the Board's recommendation?

At a meeting held on March 24, 2022, after consideration of such factors and information it considered relevant (see below), the Board of Trustees of SCO Fund (the "SCO Fund Board"), including a majority of the Trustees who are not "interested persons," as defined by the 1940 Act (the "Independent Trustees"), approved the Reorganization Agreement and voted to recommend to shareholders that they approve the Reorganization Agreement. The SCO Fund Board is therefore recommending that SCO Fund's shareholders vote "FOR" the Reorganization Agreement.

What factors did the Board consider?

The SCO Fund Board met on March 24, 2022 to evaluate and consider the Reorganization. In connection with its consideration of whether to approve the Reorganization Agreement, the SCO Fund Board was provided with, among other information, presentations by the Adviser regarding the proposed Reorganization and information relating to SCO Fund and SCG Fund, the draft Reorganization Agreement, and responses from the Adviser to information request letters prepared by counsel to the Independent Trustees on their behalf regarding the proposed Reorganization. As part of their review process, the Independent Trustees were represented by independent legal counsel. The Trustees were provided with information both in writing and during oral presentations made at that meeting, including, among other matters, historical performance information (both relative and absolute), historical fee and expense information, and the projected fee and expense information of SCG Fund following the Reorganization.

Based upon their review, the Trustees, including all of the Independent Trustees, unanimously concluded that it was in the best interests of both Funds to participate in the Reorganization and that the interests of both Funds' shareholders would not be diluted as a result of the Reorganization.

2As of March 31, 2022, SCG Fund had approximately $98.1 million of net unrealized gains, measured on a book basis.

The SCO Fund Board, in reaching its decision to approve the Reorganization, considered a number of factors, including, but not limited to, the following:

-The fact that SCO Fund underperformed its Morningstar peer category for the one-, three-, five-, and ten-year periods through December 31, 2021, while SCG Fund, through its predecessor, the TCM Fund, outperformed its Morningstar peer category for the same periods;

-The fact that while the Funds are in the same Morningstar peer category, SCO Fund has a one star Morningstar rating, and SCG Fund has a four star Morningstar rating, through the rating of its predecessor, the TCM Fund;

-That SCG Fund, through its predecessor, the TCM Fund, has delivered better absolute and risk-adjusted returns than SCO Fund for each of the year-to-date, one-, three-, five-, and ten- year periods ended December 31, 2021;

-That SCG Fund is larger than SCO Fund, with $528.9 million in assets as of December 31, 2021 compared with $159.1 million in assets for SCO Fund as of the same date;

-That the Reorganization allows for SCO shareholders to continue to experience a substantially similar investment strategy in a larger fund at the same or reduced expense;

-That SCO Fund and SCG Fund have slightly different investment objectives and substantially similar 80% policies, and those of SCG Fund would survive the Reorganization;

-That fundamental investment restrictions of SCG Fund would survive the Reorganization;

-Although SCO Fund's investment manager, sub-adviser and portfolio management team would be the same as the investment manager, sub-adviser and portfolio management team of the surviving Fund at the time of the Reorganization, and the two Funds will be managed using a substantially similar investment strategy at the time of the Reorganization, SCG Fund will have been managed by that portfolio management team using that strategy for a substantially longer time than SCO, and its long-term performance record will be more reflective of that strategy than will SCO's performance record;

-That the Reorganization provides shareholders of SCO Fund with an immediate benefit through a lower management fee, equal or lower net expenses for all share classes and the potential to benefit from a larger, more scalable fund while continuing to pursue a substantially similar investment strategy;

-The representations from the Funds' Chief Investment Risk Officer regarding the Reorganization, including that there were no material investment risk objections;

-The Adviser's representations that direct or indirect costs relating to the implementation of the Reorganization will not be borne by either Fund or their shareholders; and the fact that transition costs, if any, will be borne by SCO Fund;

-The expected tax consequences of the Reorganization to SCO Fund and its shareholders, including that the Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization; and

-The fact that the Reorganization would be effected at the respective net asset values per share of SCO Fund and SCG Fund, and is not expected to result in any dilution of the interests of the shareholders of SCO Fund or SCG Fund.

In reaching their decision to approve the Reorganization, no single factor was determinative in the Trustees' analysis, but rather the Trustees considered a variety of factors. Different Trustees may have given different weight to different individual factors and related conclusions.

What is the required vote?

Approval of the Reorganization Agreement requires the affirmative vote of the lesser of (A) 67% or more of the voting securities present at such meeting, if the holders of more than 50% of the outstanding voting securities of SCO Fund are present or represented by proxy; or (B) more than 50% of the outstanding voting securities of SCO Fund.

What happens if shareholders do not approve the Reorganization?

If shareholders of SCO Fund do not approve the Reorganization, SCO Fund will continue to be managed by the Adviser as described in the prospectus, and the Board will determine what additional action, if any, should be taken.

GENERAL INFORMATION ABOUT THE PROXY STATEMENT/PROSPECTUS Who is asking for my vote?

The Board is soliciting your vote for a special meeting of SCO Fund's shareholders.

How is my proxy being solicited?

SCO Fund has retained Computershare (the "Solicitor") to assist in the solicitation of proxies, at an estimated cost of $28,600 which will be paid by the Adviser. As the date of the Special Meeting approaches, certain shareholders may receive a telephone call from a representative of the Solicitor if their votes have not yet been received. Authorization to permit the Solicitor to execute proxies may be obtained by telephonic instructions from shareholders of the Fund. Proxies that are obtained telephonically will be recorded in accordance with certain procedures, as explained further below. The Board believes that these procedures are reasonably designed to ensure that both the identity of the shareholder casting the vote and the voting instructions of the shareholder are accurately determined and recorded.

In situations where a telephonic proxy is solicited, the Solicitor's representative is required to ask for each shareholder's full name, address, title (if the shareholder is authorized to act on behalf of an entity, such as a corporation), and to confirm that the shareholder has received the proxy materials in the mail. The Solicitor's representative will explain the process, read the proposals on the Proxy Ballot, and ask for the shareholder's instructions on the proposals. Although the Solicitor's representative is permitted to answer questions about the process, such representatives are not permitted to recommend to the shareholder how to vote, other than reading any recommendation set forth in the Proxy Statement. The Solicitor's representative will record the shareholder's instructions on the Proxy Ballot. Within approximately 72 hours of soliciting telephonic voting instructions, the shareholder will be sent a letter or mailgram to confirm their vote and asking the shareholder to call the Solicitor immediately if their instructions are not correctly reflected in the confirmation.

Should you require additional information regarding the Special Meeting, you may contact the Solicitor toll-free at 888-916-1746. In addition to solicitation by mail, certain officers and representatives of the Fund, officers and employees of the Adviser or its affiliates, and certain financial ser vices firms and their representatives, who will receive no extra compensation for their ser vices, may solicit votes by telephone, telegram, facsimile, or other communications.

Solicitation of proxies or voting instructions is being made primarily by the mailing of the Notice of Special Meeting, this Proxy Statement/Prospectus, and the Proxy Ballot on or about August 10, 2022.

What happens to my proxy once I submit it?

The Board has named Joanne Osberg, Secretary, and Todd Modic, Assistant Secretary, or one or more substitutes designated by them, as proxies who are authorized to vote Fund shares as directed by shareholders.

Can I revoke my proxy after I submit it?

Each shareholder has the right to revoke their proxy at any time before it is voted. A proxy, including a proxy given by telephone or via the Internet, may be revoked by submitting a written notice of revocation with SCO Fund or a properly executed proxy bearing a later date (including a proxy given by telephone or via the Internet). In addition, any shareholder who attends the Special Meeting virtually may vote by ballot at the Special Meeting, thereby canceling any proxy or voting instruction previously given.

How will my shares be voted?

If you follow the voting instructions, your proxies will vote your shares as you have directed. If you submit your executed Proxy Ballot but do not vote on the proposals, your proxies will vote on the Proposals as recommended by the Board. If any other matter is properly presented at the Special Meeting, your proxies will vote in their discretion in accordance with their best judgment, including on any proposal to adjourn the meeting. At the time this Proxy Statement/Prospectus was printed, the Board knew of no matter that needed to be acted upon at the Special Meeting other than the proposals discussed in this Proxy Statement/Prospectus.

Quorum and Tabulation

Each shareholder of SCO Fund is entitled to one vote for each whole share held as to any matter on which such shareholder is entitled to vote and for each fractional share that is owned, the shareholder shall be entitled to a proportionate fractional vote. The holders of a majority of the outstanding shares of the Fund present at the Special Meeting via an online format or by proxy shall constitute a quorum for the transaction of business at the Special Meeting unless otherwise required by applicable law.

Adjournments

If a quorum is not present at the Special Meeting, or if there are insufficient votes to approve any proposal, or for any other reason deemed appropriate by your proxies, your proxies may propose one or more adjournments of the Special Meeting to permit additional time for the solicitation of proxies, in accordance with the organizational documents of Voya Equity Trust and applicable law. Solicitation of votes may continue to be made without any obligation to provide any additional notice of the adjournment. The persons named as proxies will vote in favor of such adjournments in their discretion.

Broker Non-Votes and Abstentions

If a shareholder abstains from voting as to any matter, or if a broker returns a "non-vote" proxy, indicating a lack of authority to vote on a matter, then the shares represented by such abstention or non-vote will be treated as shares that are present at the Special Meeting for purposes of determining the existence of a quorum. However, abstentions and broker non-votes will be disregarded in determining the "votes cast" on a proposal.

How many shares are outstanding?

As of July 1, 2022 (the "Record Date"), the following shares of beneficial interest of SCO Fund were outstanding and entitled to vote:

Class	Share Outstanding

A	1,290,852.64

C	140,970.46

I	722,024.00

P3	60.65

R	12,114.51

R6	30,443.67
W	88,893.40

Total	2,285,359.33

Shares have no preemptive or subscription rights. To the knowledge of the Adviser, as of the Record Date, the officers and Trustees of SCO Fund, as a group, owned 4.30% of the outstanding shares of Class W of SCO Fund. The officers and Trustees own, as a group, less than 1% of the shares of any other class of SCO Fund.

Appendix C hereto lists the persons that, as of the Record Date owned beneficially or of record 5% or more of the outstanding shares of any class of SCO Fund or SCG Fund.

Can shareholders submit proposals for a future shareholder meeting?

SCO Fund is not required to hold annual meetings and currently does not intend to hold such meetings unless shareholder action is required by law. A shareholder proposal to be considered for inclusion in a proxy statement at any subsequent meeting of shareholders must be submitted in a reasonable time before a proxy statement for that meeting is printed and mailed. Whether a proposal is included in a proxy statement will be determined in accordance with applicable federal and state laws.

Why did my household only receive one copy of this Proxy Statement/Prospectus?

Only one copy of this Proxy Statement/Prospectus may be mailed to each household, even if more than one person in the household is a shareholder of record, unless SCO Fund has received contrary instructions from one or more of the household's shareholders. If you need an additional copy of this Proxy Statement/Prospectus, please contact Shareholder Services at 1-800-922-0180. If in the future, you do not wish to combine or wish to recombine the mailing of a proxy statement with household members, please inform SCO Fund in writing at 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, Arizona 85258-2034 or via telephone at 1-800-922-0180.

In order that the presence of a quorum at the Special Meeting may be assured, prompt execution and return of the enclosed Proxy Ballot is requested. A self-addressed postage paid envelope is enclosed for your convenience. You also may vote via telephone or via the Internet. Please follow the voting instructions as outlined on your Proxy Ballot.

By order of the Board of Trustees

/s/ Joanne F. Osberg

Joanne F. Osberg

Secretary

July 22, 2022

7337 East Doubletree Ranch Road, Suite 100

Scottsdale, AZ 85258-2034

APPENDIX A: FORM OF AGREEMENT AND PLAN OF REORGANIZATION

AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Agreement") is made as of this 24th day of March, 2022, by and between Voya Equity Trust ("VET"), a Massachusetts business trust with its principal place of business at 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, Arizona 85258 (the "Trust"), on behalf of its series, Voya Small Cap Growth Fund (the "Surviving Fund"), and VET, on behalf of its series, Voya SmallCap Opportunities Fund (the "Disappearing Fund").

This Agreement is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 368(a)(1) of the United States Internal Revenue Code of 1986, as amended (the "Code"). The reorganization (the "Reorganization") will consist of the transfer of all of the assets of the Disappearing Fund to the Surviving Fund in exchange solely for Class A, Class C, Class I, Class P3, Class R, Class R6 and Class W voting shares of beneficial interest of the Surviving Fund (the "Surviving Fund Shares"), the assumption by the Surviving Fund of the liabilities of the Disappearing Fund described in paragraph 1.3, and the distribution of the Surviving Fund Shares to the shareholders of the Disappearing Fund in complete liquidation of the Disappearing Fund as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement.

WHEREAS, each of the Disappearing Fund and the Surviving Fund is a separate series of an open-end, registered investment company of the management type and the Disappearing Fund owns securities which generally are assets of the character in which the Surviving Fund is permitted to invest; and

WHEREAS, the Board of Trustees of the Surviving Fund has determined that the exchange of all of the assets of the Disappearing Fund for Surviving Fund Shares and the assumption of the liabilities of the Disappearing Fund, as described in paragraphs 1.2 and 1.3 herein, by the Surviving Fund are in the best interests of the Surviving Fund and its shareholders and that the interests of the existing shareholders of the Surviving Fund would not be diluted as a result of this transaction; and

WHEREAS, the Board of Trustees of the Disappearing Fund has determined that the exchange of all of the assets of the Disappearing Fund for Surviving Fund Shares and the assumption of the liabilities of the Disappearing Fund by the Surviving Fund, as described in paragraphs 1.2 and 1.3 herein, is in the best interests of the Disappearing Fund and its shareholders and that the interests of the existing shareholders of the Disappearing Fund would not be diluted as a result of this transaction.

NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1.TRANSFER OF ASSETS OF THE DISAPPEARING FUND TO THE SURVIVING FUND IN EXCHANGE FOR THE SURVIVING FUND SHARES, THE ASSUMPTION OF ALL DISAPPEARING FUND LIABILITIES AND THE LIQUIDATION OF THE DISAPPEARING FUND

1.1.Subject to the requisite approval of the Disappearing Fund shareholders and the other terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Disappearing Fund agrees to transfer all of the Disappearing Fund's assets, as set forth in paragraph 1.2, to the Surviving Fund, and the Surviving Fund agrees in exchange therefor:

(i) to deliver to the Disappearing Fund the number of full and fractional Class A, Class C, Class I, Class P3, Class R, Class R6 and Class W Surviving Fund Shares determined by dividing the value of the Disappearing Fund's net assets with respect to each class, computed in the manner and as of the time and date set forth in paragraph 2.1, by the net asset value of one Surviving Fund Share of the same class, computed in the manner and as of the time and date set forth in paragraph 2.2; and (ii) to assume the liabilities of the Disappearing Fund, as set forth in paragraph 1.3. Such transactions shall take place at the closing provided for in paragraph 3.1 (the "Closing").

1.2.The assets of the Disappearing Fund to be acquired by the Surviving Fund shall consist of all assets and property, including, without limitation, all cash, securities, commodities and futures interests and dividends or interests receivable that are owned by the Disappearing Fund and any deferred or prepaid expenses shown as an asset on the books of the Disappearing Fund on the closing date provided for in paragraph 3.1 (the "Closing Date") (collectively, "Assets").

1.3.The Disappearing Fund will endeavor to discharge all of its liabilities and obligations prior to the Closing Date. The Surviving Fund shall assume all of the liabilities of the Disappearing Fund whether accrued or contingent, known or unknown, existing at the Valuation Date, as defined in paragraph 2.1. On or as soon as practicable prior to the Closing Date, the Disappearing Fund will declare and pay to its shareholders of record one or more dividends and/or other distributions so that it will have distributed substantially all of its investment company taxable income (computed without regard to any deduction for dividends paid), net tax-

exempt income, if any, and realized net capital gain, if any, for the current taxable year through the Closing Date and any other amounts necessary to be distributed in order to eliminate any excise tax liability under Section 4982 of the Code.

1.4.Immediately after the transfer of assets provided for in paragraph 1.1, the Disappearing Fund will distribute to the Disappearing Fund's shareholders of record with respect to its Class A, Class C, Class I, Class P3, Class R, Class R6 and Class W shares, determined as of immediately after the close of business on the Closing Date, on a pro rata basis within each class, the Surviving Fund Shares of the same class received by the Disappearing Fund pursuant to paragraph 1.1. In addition, as soon as is reasonably practicable after the Closing, the Disappearing Fund will completely liquidate. Such distribution and liquidation will be accomplished, with respect to each class of the Disappearing Fund's shares, by the transfer of the Surviving Fund Shares then credited to the account of the Disappearing Fund on the books of the Surviving Fund to open accounts on the share records of the Surviving Fund in the names of the shareholders of record of each class of the Disappearing Fund's shares, determined as of immediately after the close of business on the Closing Date (the "Disappearing Fund Shareholders"). The aggregate net asset value of Class A, Class C, Class I, Class P3, Class R, Class R6 and Class W Surviving Fund Shares to be so credited to shareholders of Class A, Class C, Class I, Class P3, Class R, Class R6 and Class W shares of the Disappearing Fund shall, with respect to each class, be equal to the aggregate net asset value of the Disappearing Fund of that same class owned by such shareholders on the Closing Date. All issued and outstanding Class A, Class C, Class I, Class P3, Class R, Class R6 and Class W Disappearing Fund shares will simultaneously be canceled on the books of the Disappearing Fund, although share certificates representing interests in Class A, Class C, Class I, Class P3, Class R, Class R6 and Class W shares of the Disappearing Fund will represent a number of shares of the same class of Surviving Fund Shares after the Closing Date, as determined in accordance with Section 2.3. The Surviving Fund shall not issue certificates representing the Class A, Class C, Class I, Class P3, Class R, Class R6 and Class W Surviving Fund Shares in connection with such exchange.

1.5.Ownership of Surviving Fund Shares will be shown on the books of the Surviving Fund's transfer agent, as defined in paragraph 3.3.

1.6.Any reporting responsibility of the Disappearing Fund including, but not limited to, the responsibility for the filing of regulatory reports, tax returns, or other documents with the U.S. Securities and Exchange Commission (the "Commission"), any state securities commission, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Disappearing Fund until the Disappearing Fund completes its liquidation and dissolves. Thereafter, any such reporting responsibilities shall be the responsibility of the Surviving Fund's investment manager on behalf of the Disappearing Fund.

2.VALUATION

2.1.The value of the Assets shall be the value computed as of immediately after the close of business of the New York Stock Exchange and after the declaration of any dividends and deduction for any expenses of the Reorganization contemplated hereby to be paid by the Disappearing Fund on the Closing Date (such time and date being hereinafter called the "Valuation Date"), using the valuation procedures in the then-current prospectus and statement of additional information with respect to the Surviving Fund, and valuation procedures established by the Surviving Fund's Board of Trustees.

2.2.The net asset value of Class A, Class C, Class I, Class P3, Class R, Class R6 and Class W Surviving Fund Shares shall be the net asset value per share computed with respect to that class as of the Valuation Date, using the valuation procedures set forth in the Surviving Fund's then-current prospectus and statement of additional information and valuation procedures established by the Surviving Fund's Board of Trustees.

2.3.The number of the Class A, Class C, Class I, Class P3, Class R, Class R6 and Class W Surviving Fund Shares to be issued (including fractional shares, if any) in exchange for the Disappearing Fund's assets shall be determined with respect to each such class by dividing the value of the net assets with respect to the Class A, Class C, Class I, Class P3, Class R, Class R6 and Class W shares of the Disappearing Fund , as the case may be, determined using the same valuation procedures referred to in paragraph 2.1, by the net asset value of the Surviving Fund Shares of the same class, determined in accordance with paragraph 2.2.

2.4.All computations of value shall be made by the Disappearing Fund's designated record keeping agent and shall be subject to review by the Surviving Fund's record keeping agent and by each Fund's respective independent registered public accounting firm.

3.CLOSING AND CLOSING DATE

3.1.The Closing Date shall be October 7, 2022 or such other date as the parties may agree. All acts taking place at the Closing shall be deemed to take place simultaneously as of immediately after the close of business on the Closing Date unless otherwise agreed to by the parties. The close of business on the Closing Date shall be as of 4:00 p.m., Eastern Time. The Closing shall be held at the offices of the Surviving Fund or at such other time and/or place as the parties may agree.

3.2.The Disappearing Fund shall direct the Bank of New York Mellon, as custodian for the Disappearing Fund (the "Custodian"), to deliver, at the Closing, a certificate of an authorized officer stating that (i) the Assets shall have been delivered in proper form to the Surviving Fund within two business days prior to or on the Closing Date; and (ii) all necessary taxes in connection with the delivery of the Assets, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made. The Disappearing Fund's portfolio securities represented by a certificate or other written instrument shall be presented for examination by the Custodian to the custodian for the Surviving Fund no later than five business days preceding the Closing Date, and shall be transferred and delivered by the Disappearing Fund as of the Closing Date for the account of the Surviving Fund duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof. The Custodian shall deliver as of the Closing Date by book entry, in accordance with the customary practices of the Custodian and any securities depository (as defined in Rule 17f-4 under the Investment Company Act of 1940, as amended (the "1940 Act")) in which the Disappearing Fund's Assets are deposited, the Disappearing Fund's portfolio securities and instruments deposited with such depositories. The cash to be transferred by the Disappearing Fund shall be delivered by wire transfer of federal funds on the Closing Date.

3.3.The Disappearing Fund shall direct BNY Mellon Investment Servicing (U.S.) Inc. (the "Transfer Agent"), on behalf of the Disappearing Fund, to deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Disappearing Fund Shareholders and the number and percentage ownership of outstanding Class A, Class C, Class I, Class P3, Class R, Class R6 and Class W shares owned by each such shareholder immediately prior to the Closing. The Surviving Fund shall issue and deliver a confirmation evidencing the Surviving Fund Shares to be credited on the Closing Date to the Secretary of the Surviving Fund, or provide evidence satisfactory to the Disappearing Fund that such Surviving Fund Shares have been credited to the Disappearing Fund's account on the books of the Surviving Fund. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, share certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.

3.4.In the event that on the Valuation Date (a) the New York Stock Exchange or another primary trading market for portfolio securities of the Surviving Fund or the Disappearing Fund shall be closed to trading or trading thereupon shall be restricted, or (b) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that, in the judgment of the Board of Trustees of the Disappearing Fund or the Board of Trustees of the Surviving Fund, accurate appraisal of the value of the net assets of the Surviving Fund or the Disappearing Fund is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

4.REPRESENTATIONS AND WARRANTIES

4.1.Except as has been disclosed to the Surviving Fund in a written instrument executed by an officer of VET, VET, on behalf of the Disappearing Fund, represents and warrants to VET as follows:

(a)The Disappearing Fund is duly organized as a series of VET, which is a business trust, validly existing and in good standing under the laws of the Commonwealth of Massachusetts, with power under VET's Declaration of Trust to own all of its properties and assets and to carry on its business as it is now being conducted;

(b)VET is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act, and the registration of shares of the Disappearing Fund under the Securities Act of 1933, as amended ("1933 Act"), are in full force and effect;

(c)No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Disappearing Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the Securities Exchange Act of 1934, as amended (the "1934 Act") and the 1940 Act and such as may be required by state securities laws;

(d)The current prospectus and statement of additional information of the Disappearing Fund and each prospectus and statement of additional information of the Disappearing Fund used during the three years previous to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not, or did not at the time of its use, include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

(e)On the Closing Date, the Disappearing Fund will have good and marketable title to the Assets and full right, power, and authority to sell, assign, transfer and deliver such Assets hereunder free of any liens or other encumbrances, and upon delivery and payment for such Assets, the Surviving Fund will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act, other than as disclosed to the Surviving Fund;

(f)The Disappearing Fund is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of VET's Declaration of Trust or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which VET, on behalf of the Disappearing Fund, is a party or by which it is bound; or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which VET, on behalf of the Disappearing Fund, is a party or by which it is bound;

(g)All material contracts or other commitments of the Disappearing Fund (other than this Agreement and certain investment contracts including options, futures and forward contracts) will terminate without liability to the Disappearing Fund at or prior to the Closing Date;

(h)Except as otherwise disclosed in writing to and accepted by VET, on behalf of the Surviving Fund, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against the Disappearing Fund or any of its properties or assets or any person whom the Disappearing Fund may be obligated to indemnify in connection with such litigation, proceeding or investigation that, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. VET, on behalf of the Disappearing Fund, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

(i)The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets, and Portfolio of Investments of the Disappearing Fund as of and for the year ended May 31, 2021 have been audited by Ernst & Young LLP, an independent registered public accounting firm, and are in accordance with consistently applied U.S. generally accepted accounting principles ("U.S. GAAP"), and such statements (copies of which have been furnished to the Surviving Fund) present fairly, in all material respects, the financial condition of the Disappearing Fund as of such date in accordance with U.S. GAAP, and there are no known contingent liabilities of the Disappearing Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with U.S. GAAP as of such date not disclosed therein;

(j)Since May 31, 2021, there has not been any material adverse change in the Disappearing Fund's financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Disappearing Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Surviving Fund (for the purposes of this subparagraph (j), a decline in net asset value per share of the Disappearing Fund due to declines in market values of securities in the Disappearing Fund's portfolio, the discharge of Disappearing Fund liabilities, or the redemption of Disappearing Fund shares by shareholders of the Disappearing Fund shall not constitute a material adverse change);

(k)On the Closing Date, all Federal and other tax returns, dividend reporting forms, and other tax-related reports of the Disappearing Fund required by law to have been filed by such date (including any extensions) shall have been timely filed and are or will be correct and complete in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Disappearing Fund's knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

(l)For each taxable year of its operation (including the taxable year ending on the Closing Date), the Disappearing Fund has met (or will meet) the requirements of Subchapter M of the Code for qualification as a regulated investment company, has been (or will be) eligible to compute and has computed (or will compute) its federal income tax under Section 852 of the Code, and will have distributed all of its investment company taxable income, net tax-exempt income and net capital gain (as defined in the Code) that has accrued through the Closing Date, and before the Closing Date will have declared dividends sufficient to distribute all of its investment company taxable income, net tax-exempt income and net capital gain for each of (i) any prior taxable year for which any such dividend and related distribution are still timely and (ii) the period ending on the Closing Date;

(m)All issued and outstanding shares of the Disappearing Fund are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable, and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration or qualification requirements of federal and state securities laws. All of the issued and outstanding shares of the Disappearing Fund will, at the time of Closing, be held by the persons and in the amounts set forth in the records of the Transfer Agent, on behalf of the Disappearing Fund, as provided in paragraph 3.3. The Disappearing Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the shares of the Disappearing Fund, nor is there outstanding any security convertible into any of the Disappearing Fund shares;

(n)The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action, if any, on the part of the Board of Trustees of VET, on behalf of the Disappearing Fund, and, subject to the approval of the shareholders of the Disappearing Fund, this Agreement will constitute a valid and binding obligation of the Disappearing Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles;

(o)The information to be furnished by VET, on behalf of the Disappearing Fund, for use in registration statements, proxy materials and other documents filed or to be filed with any federal, state or local regulatory authority (including the Financial Industry Regulatory Authority) that may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations thereunder applicable thereto;

(p)The proxy statement of the Disappearing Fund (the "Proxy Statement") to be included in the Registration Statement referred to in paragraph 5.6, insofar as it relates to the Disappearing Fund, will, on the effective date of the Registration Statement and on the Closing Date (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading, provided, however, that the representations and warranties in this subparagraph (p) shall not apply to statements in or omissions from the Proxy Statement and the Registration Statement made in reliance upon and in conformity with information that was furnished by the Surviving Fund for use therein; and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder; and

(q)On the Closing Date, the Disappearing Fund will have sold such of its assets, if any, as are necessary based on information provided by the Surviving Fund and contingent on the accuracy of such information to assure that, after giving effect to the acquisition of the assets of the Disappearing Fund pursuant to this Agreement, the Surviving Fund, if classified as a "diversified company" within the meaning of Section 5(b)(1) of the 1940 Act, will remain a "diversified company" and in compliance in all material respects with such other investment restrictions as are set forth in the Surviving Fund Prospectus, as amended through the Closing Date.

4.2.Except as has been disclosed to the Disappearing Fund in a written instrument executed by an officer of VET, VET, on behalf of the Surviving Fund, represents and warrants to VET as follows:

(a)The Surviving Fund is duly organized as a series of VET, which is a business trust duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts, with power under VET's Declaration of Trust to own all of its properties and assets and to carry on its business as it is now being conducted;

(b)VET is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act and the registration of the shares of the Surviving Fund under the 1933 Act, are in full force and effect;

(c)No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Surviving Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required by state securities laws;

(d)The current prospectus and statement of additional information of the Surviving Fund and each prospectus and statement of additional information of the Surviving Fund used during the three years previous to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not, or did not at the time of its use, include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

(e)On the Closing Date, the Surviving Fund will have good and marketable title to the Surviving Fund's assets, free of any liens or other encumbrances, except those liens or encumbrances as to which the Disappearing Fund has received notice and necessary documentation at or prior to the Closing;

(f)The Surviving Fund is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of VET's Declaration of Trust or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which VET, on behalf of the Surviving Fund, is a party or by which it is bound; or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which VET, on behalf of the Surviving Fund, is a party or by which it is bound;

(g)Except as otherwise disclosed in writing to and accepted by VET, on behalf of the Disappearing Fund, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against VET, on behalf of the Surviving Fund, or any of its properties or assets, or any person whom the Surviving Fund may be obligated to indemnify in connection with such litigation, proceeding or investigation, that, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. VET, on behalf of the Surviving Fund, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

(h)The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets, and Portfolio of Investments of the predecessor to the Surviving Fund as of and for the year ended September 30, 2021 have been audited by Tait, Weller & Baker LLP, an independent registered public accounting firm, and are in accordance with consistently applied U.S. GAAP, and such statements (copies of which have been furnished to the Disappearing Fund) present fairly, in all material respects, the financial condition of the Surviving Fund as of such date in accordance with U.S. GAAP, and there are no known contingent liabilities of the Surviving Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with U.S. GAAP as of such date not disclosed therein;

(i)Since September 30, 2021, there has not been any material adverse change in the Surviving Fund's financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Surviving Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Disappearing Fund. (For purposes of this subparagraph (i), a decline in net asset value per share of the Surviving Fund due to declines in market values of securities in the Surviving Fund's portfolio, the discharge of Surviving Fund liabilities, or the redemption of Surviving Fund Shares by shareholders of the Surviving Fund, shall not constitute a material adverse change.);

(j)On the Closing Date, all Federal and other tax returns, dividend reporting forms, and other tax-related reports of the Surviving Fund required by law to have been filed by such date (including any extensions) shall have been timely filed and are or will be correct and complete in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Surviving Fund's knowledge no such return is currently under audit and no assessment has been asserted with respect to such returns;

(k)For each taxable year of its operation (including the taxable year that includes the Closing Date), the Surviving Fund has met (or will meet) the requirements of Subchapter M of the Code for qualification as a regulated investment company, has been eligible to (or will be eligible to) compute and has computed (or will compute) its federal income tax under Section 852 of the Code, and has distributed all of its investment company taxable income, net tax-exempt income and net capital gain (as defined in the Code) for periods ending prior to the Closing Date;

(l)All issued and outstanding shares of the Surviving Fund are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws. All of the issued and outstanding shares of the Surviving Fund will, at the time of Closing, be held by the persons and in the amounts set forth in the records of the Transfer Agent, on behalf of the Surviving Fund, as provided in paragraph 3.3. The Surviving Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any Surviving Fund Shares, nor is there outstanding any security convertible into any Surviving Fund Shares;

(m)The execution, delivery and performance of this Agreement will have been fully authorized prior to the Closing Date by all necessary action, if any, on the part of the Board of Trustees of VET, on behalf of the Surviving Fund, and this Agreement will constitute a valid and binding obligation of the Surviving Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles;

(n)The Class A, Class C, Class I, Class P3, Class R, Class R6 and Class W Surviving Fund Shares to be issued and delivered to the Disappearing Fund, for the account of the Disappearing Fund shareholders, pursuant to the terms of this Agreement, will on the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued Surviving Fund Shares, and will be fully paid and non-assessable;

(o)The information to be furnished by VET, on behalf of the Surviving Fund, for use in the registration statements, proxy materials and other documents filed or to be filed with any federal, state or local regulatory authority (including the Financial Industry Regulatory Authority), that may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations thereunder applicable thereto; and

(p)That insofar as it relates to the Surviving Fund, the Registration Statement relating to the Surviving Fund Shares issuable hereunder, and the proxy materials with respect to the Disappearing Fund to be included in the Registration Statement, and any amendment or supplement to the foregoing, will, as of the date of this Agreement: (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading, provided, however, that the representations and warranties in this subparagraph (p) shall not apply to statements in or omissions from the Registration Statement made in reliance upon and in conformity with information that was furnished by the Disappearing Fund for use therein; and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder. Additionally, and through the Closing Date, to the extent any statement included in the Registration Statement, as supplemented or amended, relating to the Surviving Fund Shares issuable hereunder that was not misleading becomes misleading based on events that occur after the date of this Agreement, the Surviving Fund will, within a commercially reasonable amount of time, inform the Disappearing Fund.

5.COVENANTS OF THE SURVIVING FUND AND THE DISAPPEARING FUND

5.1.The Surviving Fund and the Disappearing Fund each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include the declaration and payment of customary dividends and distributions, and any other distribution that may be advisable.

5.2.The Disappearing Fund will call a meeting of the shareholders of the Disappearing Fund to be held prior to the Closing Date to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein.

5.3.The Disappearing Fund covenants that the Class A, Class C, Class I, Class P3, Class R, Class R6 and Class W Surviving Fund Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms of this Agreement.

5.4.The Disappearing Fund will assist the Surviving Fund in obtaining such information as the Surviving Fund reasonably requests concerning the beneficial ownership of the Disappearing Fund's shares.

5.5.Subject to the provisions of this Agreement, the Surviving Fund and the Disappearing Fund will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

5.6.The Disappearing Fund will provide the Surviving Fund with information reasonably necessary for the preparation of a prospectus (the "Prospectus"), which will include the Proxy Statement referred to in paragraph 4.1(p), all to be included in a Registration Statement on Form N-14 of the Surviving Fund (the "Registration Statement"), in compliance with the 1933 Act, the 1934 Act and the 1940 Act, in connection with the meeting of the shareholders of the Disappearing Fund to consider approval of this Agreement and the transactions contemplated herein.

5.7.The Surviving Fund will advise the Disappearing Fund promptly if at any time prior to the Closing Date the assets of the Disappearing Fund include any securities that the Surviving Fund is not permitted to acquire.

5.8.As soon as is reasonably practicable after the Closing, the Disappearing Fund will make a liquidating distribution to its shareholders consisting of the Class A, Class C, Class I, Class P3, Class R, Class R6 and Class W Surviving Fund Shares received at the Closing.

5.9.The Surviving Fund and the Disappearing Fund shall each use its reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement as promptly as practicable.

5.10.VET, on behalf of the Disappearing Fund, covenants that VET will, from time to time, as and when reasonably requested by the Surviving Fund, execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action as VET, on behalf of the Surviving Fund, may reasonably deem necessary or desirable in order to vest in and confirm (a)VET's, on behalf of the Disappearing Fund's, title to and possession of the Surviving Fund Shares to be delivered hereunder, and (b)VET's, on behalf of the Surviving Fund's, title to and possession of all the assets and otherwise to carry out the intent and purpose of this Agreement.

5.11.The Surviving Fund will use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state blue sky or securities laws as may be necessary in order to continue its operations after the Closing Date.

6.CONDITIONS PRECEDENT TO OBLIGATIONS OF THE DISAPPEARING FUND

The obligations of VET, on behalf of the Disappearing Fund, to consummate the transactions provided for herein shall be subject, at VET's election, to the performance by VET, on behalf of the Surviving Fund, of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

6.1.All representations and warranties of VET, on behalf of the Surviving Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

6.2.VET, on behalf of the Surviving Fund shall have delivered to VET a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to VET and dated as of the Closing Date, to the effect that the representations and warranties of VET, on behalf of the Surviving Fund, made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement and as to such other matters as VET shall reasonably request; and

6.3.VET, on behalf of the Surviving Fund, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by VET, on behalf of the Surviving Fund, on or before the Closing Date.

7.CONDITIONS PRECEDENT TO OBLIGATIONS OF THE SURVIVING FUND

The obligations of VET, on behalf of the Surviving Fund, to complete the transactions provided for herein shall be subject,

at VET's election, to the performance by VET, on behalf of the Disappearing Fund, of all of the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

7.1.All representations and warranties of VET, on behalf of the Disappearing Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

7.2.VET, on behalf of the Disappearing Fund shall have delivered to VET, on behalf of the Surviving Fund, (i) a statement of the Disappearing Fund's assets and liabilities, as of the Closing Date, certified by the Treasurer of VET, (ii) a statement of the respective tax basis of each investment transferred by the Disappearing Fund to Surviving Fund, and (iii) copies of all relevant tax books and records;

7.3.VET, on behalf of the Disappearing Fund shall have delivered to VET, on behalf of the Surviving Fund on the Closing Date a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in form and substance satisfactory to VET and dated as of the Closing Date, to the effect that the representations and warranties of VET, on behalf of the Disappearing Fund, made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as VET shall reasonably request;

7.4.VET, on behalf of the Disappearing Fund, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by VET, on behalf of the Disappearing Fund, on or before the Closing Date; and

7.5.The Disappearing Fund shall have declared and paid a distribution or distributions prior to the Closing Date that, together with all previous distributions, shall have the effect of distributing to its shareholders (i) all of its investment company taxable income, all of its net tax-exempt income, if any, and all of its net realized capital gains, if any, for the period from the close of its last taxable year to 4:00 p.m. Eastern time on the Closing Date; and (ii) any undistributed investment company taxable income and net realized capital gains from any prior taxable year if still timely under Section 855 of the Code, to the extent not otherwise already distributed.

8.FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE SURVIVING FUND AND THE DISAPPEARING FUND

If any of the conditions set forth below have not been satisfied on or before the Closing Date with respect to VET, on behalf of the Disappearing Fund, or VET, on behalf of the Surviving Fund, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

8.1.The Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Disappearing Fund in accordance with the provisions of VET's Declaration of Trust, By- Laws, applicable Massachusetts law and the 1940 Act, and certified copies of the resolutions evidencing such approval shall have been delivered to VET. Notwithstanding anything herein to the contrary, neither VET, on behalf of the Surviving Fund, nor VET, on behalf of the Disappearing Fund, may waive the conditions set forth in this paragraph 8.1;

8.2.On the Closing Date no action, suit or other proceeding shall be pending or, to its knowledge, threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein;

8.3.All consents of other parties and all other consents, orders and permits of Federal, state and local regulatory authorities deemed necessary by VET, on behalf of the Surviving Fund, or VET, on behalf of the Disappearing Fund to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Surviving Fund or the Disappearing Fund, provided that either party hereto may for itself waive any of such conditions;

8.4.The Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act; and

8.5.The parties shall have received the opinion of tax counsel (which opinion will be subject to certain qualifications) addressed to VET substantially to the effect that, based upon certain facts, assumptions, representations and the existing provisions of the Code, Treasury regulations promulgated thereunder, current administrative rules, and court decisions, the transaction contemplated by this Agreement shall constitute a tax-free reorganization within the meaning of Section 368(a)(1) of the Code for Federal income tax purposes. The delivery of such opinion is conditioned upon receipt by tax counsel of representations it shall request of VET. Notwithstanding anything herein to the contrary, VET may not waive the condition set forth in this paragraph 8.5.

9.BROKERAGE FEES AND EXPENSES

9.1.VET represents and warrants on behalf of the Surviving Fund and the Disappearing Fund that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

9.2.The expenses relating to the proposed Reorganization will be borne by the investment manager to both the Surviving Fund and the Disappearing Fund (or an affiliate of the investment manager). The costs of the Reorganization shall include, but not be limited to, costs associated with obtaining any necessary order of exemption from the 1940 Act, preparation of the Registration Statement, printing and distributing the Surviving Fund's prospectus and the Disappearing Fund's proxy materials, legal fees, accounting fees, securities registration fees, and expenses of holding shareholders' meetings. Notwithstanding any of the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by another person of such expenses would result in the disqualification of such party as a "regulated investment company" within the meaning of Section 851 of the Code or in failure of the Reorganization to be treated as a reorganization described in Section 368(a)(1)(F) of the Code.

10.ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

10.1.The parties agree that neither party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.

10.2.The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated hereunder. The covenants to be performed after the Closing shall survive the Closing.

11.TERMINATION

This Agreement may be terminated and the transactions contemplated hereby may be abandoned by mutual agreement of the parties. This Agreement may also be terminated and the transactions contemplated hereby may be abandoned by either party:

(i)if the Closing shall not have occurred on or before January 31, 2023, unless such date is extended by mutual agreement of the parties; or (ii) if the other party shall have materially breached its obligations under this Agreement or made a material and intentional misrepresentation herein or in connection herewith. In the event of any such termination, this Agreement shall become void and there shall be no liability hereunder on the part of any party or their respective Trustees or officers, except for any such material breach or intentional misrepresentation, as to each of which all remedies at law or in equity of the party adversely affected shall survive.

12.AMENDMENTS

This Agreement may be amended, modified or supplemented in such manner as may be deemed necessary or advisable by the authorized officers of VET; provided, however, that following the meeting of the shareholders of the Disappearing Fund called by VET pursuant to paragraph 5.2 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of the Class A, Class C, Class I, Class P3, Class R, Class R6 and Class W Surviving Fund Shares to be issued to the Disappearing Fund Shareholders under this Agreement to the detriment of such shareholders without their further approval.

13.NOTICES

Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by facsimile, personal service or prepaid or certified mail addressed to:

VOYA EQUITY TRUST

7337 E. Doubletree Ranch Road

Suite 100

Scottsdale, AZ 85258-2034

Attn: Joanne F. Osberg

WITH A COPY TO:

ROPES & GRAY LLP

Prudential Tower, 800 Boylston Street

Boston, MA 02199-3600

Attn: Elizabeth Reza

14.HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT; LIMITATION OF LIABILITY

14.1.The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

14.2.This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

14.3.This Agreement shall be governed by and construed in accordance with the laws of the State of Delaware without regard to its principles of conflicts of laws.

14.4.This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

14.5.It is expressly agreed that the obligations of the parties hereunder shall not be binding upon any of their respective Trustees, shareholders, nominees, officers, agents, or employees personally, but shall bind only the property of the Disappearing Fund or the corporate property of the Surviving Fund, as the case may be, as provided in the Declaration of Trust of VET The execution and delivery by such officers shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the property of such party.

APPENDIX B: ADDITIONAL INFORMATION ABOUT VOYA SMALL CAP GROWTH FUND Portfolio Holdings Information

A description of SCG Fund's policies and procedures regarding the release of portfolio holdings information is available in the Statement of Additional Information related to this Proxy Statement/Prospectus. Portfolio holdings information can be reviewed online at www.voyainvestments.com.

Choosing a Share Class

When choosing between classes, you should carefully consider: (1) how long you plan to hold shares of SCG Fund; (2) the amount of your investment; (3) the expenses you will pay for each class, including ongoing annual expenses along with the initial sales charge or the contingent deferred sales charges ("CDSC"); and (4) whether you qualify for any sales charge discounts. Please review the disclosure about all of the available share classes carefully. Before investing, you should discuss with your financial intermediary which share class may be right for you.

The table below summarizes the features of the classes of shares available through this Proxy Statement/Prospectus. Fund charges may vary so you should review SCG Fund's fee table as well as the section entitled "Sales Charges" in this Proxy Statement/Prospectus.

Summary of primary differences among share classes:

Class A

Initial Sales Charge	Up to 5.75% (reduced for purchases of $50,000 or more
and eliminated for purchases of $1 million or more)

Contingent Deferred Sales Charge	None (except that with respect to purchases of $1 million
or more for which the initial sales charge was waived, a
charge of 1.00% applies to redemptions made within 18
months)1
Distribution and/or Shareholder Services (12b-1) Fees	0.25% annually

Purchase Maximum	None

Minimum Initial Purchase/Minimum Account Size	$1,000 ($250 for IRAs)/$1,000 ($250 for IRAs)

Minimum Subsequent Purchases	None
(At least $100/month for Pre-Authorized Investment Plan)
Minimum Initial Account Balance for Systematic	$5,000
Exchange Privilege

Conversion	None

Class C

Initial Sales Charge	None

Contingent Deferred Sales Charge	1.00% if the shares are sold within one year from the date
of purchase

Distribution and/or Shareholder Services (12b-1) Fees	1.00% annually

Purchase Maximum	$1,000,000

Minimum Initial Purchase/Minimum Account Size	$1,000 ($250 for IRAs)/$1,000 ($250 for IRAs)

Minimum Subsequent Purchases	None
(At least $100/month for Pre-Authorized Investment Plan)

Minimum Initial Account Balance for Systematic	$5,000
Exchange Privilege

Conversion	Automatic conversion to Class A shares at net asset value
(without the imposition of a sales charge) after 10 years

Class I

Initial Sales Charge	None

Contingent Deferred Sales Charge	None

Distribution and/or Shareholder Services (12b-1) Fees	None

Purchase Maximum	None

Minimum Initial Purchase2/Minimum Account Size	$250,000/$250,000
Minimum Subsequent Purchases	None
(At least $100/month for Pre-Authorized Investment Plan)
Minimum Initial Account Balance for Systematic	None
Exchange Privilege

Conversion	None

Class P3

Initial Sales Charge	None

Contingent Deferred Sales Charge	None

Distribution and/or Shareholder Services (12b-1) Fees	None

Purchase Maximum	None

Minimum Initial Purchase/Minimum Account Size	None/None

Minimum Subsequent Purchases	None

Minimum Initial Account Balance for Systematic	None
Exchange Privilege

Conversion	None

Class R

Initial Sales Charge	None

Contingent Deferred Sales Charge	None

Distribution and/or Shareholder Services (12b-1) Fees	0.50% annually

Purchase Maximum	None

Minimum Initial Purchase/Minimum Account Size	None/None

Minimum Subsequent Purchases	None

Minimum Initial Account Balance for Systematic	None
Exchange Privilege

Conversion	None

Class R6

Initial Sales Charge	None

Contingent Deferred Sales Charge	None

Distribution and/or Shareholder Services (12b-1) Fees	None

Purchase Maximum	None

Minimum Initial Purchase/Minimum Account Size3	$1,000,000/$1,000,000
Minimum Subsequent Purchases	None

Minimum Initial Account Balance for Systematic	None
Exchange Privilege

Conversion	None

Class W

Initial Sales Charge	None

Contingent Deferred Sales Charge	None

Distribution and/or Shareholder Services (12b-1) Fees	None

Purchase Maximum	None

Minimum Initial Purchase/Minimum Account Size	$1,000/$1,000

Minimum Subsequent Purchases	None
(At least $100/month for Pre-Authorized Investment Plan)
Minimum Initial Account Balance for Systematic	None
Exchange Privilege

Conversion	None

1A contingent deferred sales charge applies to shares purchased without an initial sales charge, as part of an investment of $1 million or more, and redeemed within 18 months of purchase.

2There is no minimum initial investment requirement for: (i) qualified retirement plans or other defined contribution plans and defined benefit plans that invest in the Voya funds through omnibus arrangements; (ii) employees of Voya Investment Management Co. LLC ("Voya IM") who are eligible to participate in "notional" bonus programs sponsored by Voya IM; (iii)(a) investors transacting in Class I shares through brokerage platforms that invest in the Voya funds' Class I shares through omnibus accounts and have agreements with the Distributor to offer such shares and (b) such brokerage platforms' omnibus accounts; or (iv) for members of the Adviser's Multi-Asset Strategies & Solutions team purchasing shares of Voya Multi-Manager Mid Cap Value Fund.

3The minimum initial investment requirement for Class R6 shares is $1 million for certain institutional accounts. There is no minimum initial investment requirement for certain retirement plans and non-qualified deferred compensation plans.

Please refer to the minimum investments table for additional information.

The relative impact of the initial sales charge, if applicable, and ongoing annual expenses will depend on the length of time a share is held. Higher distribution fees mean a higher expense ratio, so Class C shares and Class R shares pay correspondingly lower dividends and may have a lower net asset value ("NAV") than Class A shares.

Because SCG Fund may not be able to identify an individual investor's trading activities when investing through omnibus account arrangements, you and/or your financial intermediary are responsible for ensuring that your investment in Class C shares does not exceed $1,000,000. SCG Fund cannot ensure that it will identify purchase orders that would cause your investment in Class C shares to exceed the maximum allowed amount. When investing through such arrangements, you and/or your financial intermediary should be diligent in determining that you have selected the appropriate share class for you.

You and/or your financial intermediary should also take care to assure that you are receiving any sales charge reductions or other benefits to which you may be entitled. As an example, as is discussed below, you may be able to reduce a Class A sales charge payable by aggregating purchases to achieve breakpoint discounts. SCG Fund uses the net amount invested when determining whether a shareholder has reached the required investment amount in order to be eligible for a breakpoint discount. In order to ensure that you are receiving any applicable sales charge reduction, it may be necessary for you to inform SCG Fund or your financial intermediary of the existence of other accounts that may be eligible to be aggregated. SCG Fund's Statements of Additional Information discuss specific classes of investors who may be eligible for a reduced sales charge. Before investing you should discuss which share class may be right for you with your financial intermediary.

Distribution and Service (12b-1) Fees

SCG Fund pays fees to the Distributor on an ongoing basis as compensation for the services the Distributor provides and the expenses it bears in connection with the sale and distribution of Fund shares ("distribution fees") and/or in connection with personal services rendered to Fund shareholders and the maintenance of shareholder accounts ("service fees"). These payments are made pursuant to distribution and/or shareholder servicing plans adopted by SCG Fund pursuant to Rule 12b-1 of the 1940 Act ("12b-1 Plan"). Because these distribution and service fees are paid on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

SCG Fund has adopted a 12b-1 Plan for at least one of the following share classes: Class A, Class C, and Class R shares. The following table lists the maximum annual rates at which the distribution and/or servicing fees may be paid under a 12b-1 Plan (calculated as a percentage of SCG Fund's average daily net assets attributable to the particular class of shares):

Class A	Class C	Class R
0.25%	1.00%	0.50%

Sales Charges

SCG Fund makes available in a clear and prominent format, free of charge, on its website, (www.voyainvestments.com), information regarding applicable sales loads, reduced sales charges (i.e., breakpoint discounts), sales load waivers, eligibility minimums and purchases of a Fund's shares. The website includes hyperlinks that facilitate access to the information.

Class A Shares

This section includes important information about sales charges and sales charge reduction programs available to investors in SCG Fund's Class A shares and describes the information or records you may need to provide to the Distributor or your financial intermediary in order to be eligible for sales charge reduction programs.

Unless you are eligible for a waiver, the public offering price you pay when you buy Class A shares is the NAV of the shares at the time of purchase, plus an initial sales charge. The initial sales charge varies depending on the size of your purchase, as set forth in the following tables. No sales charge is imposed when Class A shares are issued to you pursuant to the automatic reinvestment of income dividends or capital gains distributions. For investors investing in Class A shares through a financial intermediary, it is the responsibility of the financial intermediary to ensure that the investor obtains the proper breakpoint discount, if any.

Because the offering price is calculated to two decimal places, the dollar amount of the sales charge as a percentage of the offering price and your net amount invested for any particular purchase of Fund shares may be higher or lower depending on whether downward or upward rounding was required during the calculation process.

Class A shares are sold subject to the following sales charge:

	As a % of	As a % of net
Your Investment	the offering price	asset value
Less than $50,000	5.75	6.10
$50,000 - $99,999	4.50	4.71
$100,000 - $249,999	3.50	3.63
$250,000 - $499,999	2.50	2.56
$500,000 - $999,999	2.00	2.04
$1,000,000 and over1	N/A	N/A

1See "Contingent Deferred Sales Charges ("CDSCs") - Class A Shares" below.

Shareholders that purchased funds that were a part of the Lexington family of funds or the Aetna family of funds prior to February 2, 1998, at the time of purchase, are not subject to sales charges for the life of their account on purchases made directly with SCG Fund. Former Class C and Class O shareholders that were converted to Class A shares are not subject to a sales charge for the life of their account on purchases made directly with SCG Fund. Shareholders that exchanged Class O shares for Class A shares of SCG Fund are not subject to sales charges for additional purchases of Class A shares of SCG Fund for the life of their account.

Contingent Deferred Sales Charges ("CDSCs") - Class A Shares

Investments of $1 Million or More. There is no front-end sales charge if you purchase Class A shares in an amount of $1 million or more. However, these shares will be subject to a 1.00% CDSC if they are redeemed within 18 months of purchase. Shareholders whose Class C shares were automatically converted to Class A shares are not subject to a CDSC for the life of their account on purchases made directly with SCG Fund.

Class C Shares

Unless you are eligible for a waiver, if you sell your Class C shares within the time periods specified below, you will pay a CDSC according to the following schedules. It is the responsibility of your financial intermediary to ensure that you are credited with the proper holding period for the shares redeemed.

Class C shares are offered at their NAV per share without any initial sales charge. However, you may be charged a CDSC on shares that you sell within a certain period of time after you bought them. The amount of the CDSC is based on the lesser of the NAV of the shares at the time of purchase or redemption. The CDSCs are as follows:

Years after purchase	CDSC on shares being sold
1st year	1.00%
After 1st year	None

Reduced or Waived Front-End Sales Charges or CDSC

Investors in SCG Fund could reduce or eliminate sales charges applicable to the purchase of Class A shares through utilization of the Letter of Intent, Rights of Accumulation, or Combination Privilege. These programs are summarized below and are described in greater detail in the SCG Fund's Statements of Additional Information.

You may reduce the initial sales charge on a purchase of Class A shares of SCG Fund by combining multiple purchases to take advantage of the breakpoints in the sales charge schedules. You may do this by:

•Letter of Intent — lets you purchase shares over a 13-month period and pay the same sales charge as if the shares had all been purchased at once;

•Rights of Accumulation — lets you add the value of shares of any open-end Voya mutual fund (excluding Voya Government Money Market Fund) you already own to the amount of your next purchase for purposes of calculating the sales charge; or

•Combination Privilege — shares held by investors in the Voya mutual funds which impose a CDSC may be combined with Class A shares for a reduced sales charge.

In addition, certain investors may be eligible for special purchases of Class A shares at NAV. This may be done by:

•Reinstatement Privilege — If you sell Class A shares of SCG Fund (or shares of other Voya mutual funds managed by the Adviser) and reinvest any of the proceeds in Class A shares of another Voya mutual fund within 90 days. For additional information regarding the reinstatement privilege, contact a Shareholder Services Representative or see the SAI; or

•Purchases by Certain Accounts — Class A shares may be purchased at NAV by certain fee-based programs offered through selected registered investment advisers, broker-dealers, and other financial intermediaries. Class A shares may also be purchased at NAV by shareholders that purchase a Fund through a financial intermediary that offers our Class A shares uniformly on a "no load" (or reduced load) basis to you and all similarly situated customers of the intermediary in accordance with the intermediary's prescribed fee schedule for purchases of fund shares, including by shareholders that purchase shares through a financial intermediary that has entered into an agreement with the Distributor to offer shares to self-directed investment brokerage accounts that may or may not charge a transaction fee to its customers.

See the Account Application or the SCG Fund's Statement of Additional Information for additional information regarding the reduction of Class A shares' charges, or contact your financial intermediary or a Shareholder Services Representative for more information.

Required Shareholder Information and Records. In order for investors in Class A shares of SCG Fund to take advantage of sales charge reductions, an investor or his/her financial intermediary must notify the Distributor that the investor qualifies for such reduction. If the Distributor is not notified that the investor is eligible for these reductions, the Distributor will be unable to ensure that the reduction is applied to the investor's account. An investor may have to provide certain information or records, including account statements, to his/her financial intermediary or to the Distributor to verify the investor's eligibility for breakpoint privileges or other sales charge waivers.

CDSC Waivers. If you notify SCG Fund's transfer agent, BNY Mellon Investment Servicing (US) Inc. ("Transfer Agent"), at the time of redemption, the CDSC for Class A and Class C shares will be waived in the following cases:

•Redemptions following the death or permanent disability of a shareholder if made within one year of death or the initial determination of permanent disability. The waiver is available only for shares held at the time of death or initial determination of permanent disability.

•Redemptions for Class C shares, pursuant to a Systematic Withdrawal Plan, up to a maximum of 12% per year of a shareholder's account value based on the value of the account at the time the plan is established and annually thereafter.

•Mandatory distributions from "employee benefit plans" or an IRA.

•Reinvestment of dividends and capital gains distributions.

In addition, the CDSC will be waived on the redemption of shares held through an intermediary if the intermediary has entered into an agreement with the Distributor to waive the CDSC. If you think you may be eligible for a CDSC waiver, contact your financial intermediary or a Shareholder Services Representative.

Reinstatement Privilege. If you sell Class A or Class C shares of SCG Fund you may be eligible for a full or prorated credit of the CDSC paid on the sale when you make an investment up to the amount redeemed in the same share class within 90 days of the eligible sale. Reinstated Class C shares will retain their original cost and purchase date for purposes of the CDSC. This privilege can be used only once per calendar year. If you want to use the Reinstatement Privilege, contact your financial intermediary or a Shareholder Services Representative, or see the SCG Fund's Statement of Additional Information for more information. An investor may be asked to provide information or records, including account statements, regarding shares of a Fund held in all of the investor's accounts held directly with the Trust or through a financial intermediary; any account of the investor at another financial intermediary; and accounts of related parties of the investor, such as members of the same family or household, at any financial intermediary.

How Shares Are Priced

SCG Fund is open for business every day the New York Stock Exchange ("NYSE") opens for regular trading (each such day, a "Business Day"). The NAV per share for each class of SCG Fund is determined each Business Day as of the close of the regular trading session ("Market Close"), as determined by the Consolidated Tape Association ("CTA"), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern time unless otherwise designated by the CTA). The data reflected on the consolidated tape provided by the CTA is generated by various market centers, including all securities exchanges, electronic communications networks, and third-market broker-dealers. The NAV per share of each class of SCG Fund is calculated by taking the value of the Fund's assets attributable to that class, subtracting the Fund's liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when SCG Fund is closed for business, Fund shares will not be priced and the Fund does not transact purchase and redemption orders. To the extent SCG Fund's assets are traded in other markets on days when the Fund does not price its shares, the value of the Fund's assets will likely change and you will not be able to purchase or redeem shares of the Fund.

Assets for which market quotations are readily available are valued at market value. A security listed or traded on an exchange is valued at its last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded or, if such price is not available, at the last sale price as of the Market Close for such security provided by the CTA. Bank loans are valued at the average of the averages of the bid and ask prices provided to an independent loan pricing service by brokers. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded.

When a market quotation is not readily available or is deemed unreliable, SCG Fund will determine a fair value for the relevant asset in accordance with procedures adopted by the Fund's Board. Such procedures provide, for example, that:

•Exchange-traded securities are valued at the mean of the closing bid and ask.

•Debt obligations are valued using an evaluated price provided by an independent pricing service. Evaluated prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect factors such as institution-size trading in similar groups of securities, developments related to specific securities, benchmark yield, quality, type of issue, coupon rate, maturity individual trading characteristics and other market data.

•Securities traded in the over-the-counter market are valued based on prices provided by independent pricing services or market makers.

•Options not listed on an exchange are valued by an independent source using an industry accepted model, such as Black-Scholes.

•Centrally cleared swap agreements are valued using a price provided by the central counterparty clearinghouse.

•Over-the-counter swap agreements are valued using a price provided by an independent pricing service.

•Forward foreign currency exchange contracts are valued utilizing current and forward rates obtained from an independent pricing service. Such prices from the third party pricing service are for specific settlement periods and SCG Fund's forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent period reported by the independent pricing service.

•Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by brokers.

The prospectuses of the open-end registered investment companies in which SCG Fund may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Foreign securities' (including forward foreign currency exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close. If market quotations are available and believed to be reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. An independent pricing service determines the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of Market Close. Foreign securities' prices meeting the approved degree of certainty that the price is not reflective of current value will be valued by the independent pricing service using pricing models designed to estimate likely changes in the values of those securities between the times in which the trading in those securities is substantially completed and Market Close. Multiple factors may be considered by the independent pricing service in determining the value of such securities and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures.

All other assets for which market quotations are not readily available or became unreliable (or if the above fair valuation methods are unavailable or determined to be unreliable) are valued at fair value as determined in good faith by or under the supervision of the Board following procedures approved by the Board. Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of a security's fair value. Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of fair valuation, the values used to determine SCG Fund's NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders' investments in Voya Small Cap Growth Fund.

How to Buy Shares

Customer Identification

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person that opens an account, and to determine whether such person's name appears on government lists of known or suspected terrorists and terrorist organizations.

What this means for you: SCG Fund the Distributor, or a third-party selling you SCG Fund, must obtain the following information for each person that opens an account:

•Name;

•Date of birth (for individuals);

•Physical residential address (although post office boxes are still permitted for mailing); and

•Social Security Number, taxpayer identification number, or other identifying number.

You may also be asked to show your driver's license, passport, or other identifying documents in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other non-natural persons.

Federal law prohibits Voya Small Cap Growth Fund, the Distributor, and other financial institutions from opening accounts unless they receive the minimum identifying information listed above. They also may be required to close your account if they are unable to verify your identity within a reasonable time.

SCG Fund and the Distributor reserve the right to reject any purchase order. Please note that cash, traveler's checks, third-party checks, money orders, and checks drawn on non-U.S. banks (even if payment may be effected through a U.S. bank) generally will not be accepted. SCG Fund and the Distributor reserve the right to waive minimum investment amounts. Waiver of the minimum investment amount can increase operating expenses of SCG Fund. SCG Fund and the Distributor reserve the right to liquidate sufficient shares to recover annual transfer agent fees or to close your account and redeem your shares should you fail to maintain your account value minimum.

SCG Fund reserves the right to suspend the offering of shares.

Class A and Class C Shares

Class A and Class C shares may be purchased and sold by contacting any financial intermediary (who may impose transaction charges in addition to those described herein) authorized to sell Fund shares. You may purchase additional shares in various ways, including through your financial adviser and by mail, telephone, on-line, and bank wire.

A shareholder's Class C shares will automatically convert to Class A shares at net asset value (without the imposition of a sales charge) on the second calendar day of the following month in which the tenth anniversary of the issuance of the Class C shares occurs, together with a pro rata portion of all Class C shares representing dividends and other distributions paid in additional Class C shares.

Class I Shares

Class I shares may be purchased without a sales charge by: (1) qualified retirement plans such as 401(a), 401(k), or other defined contribution plans and defined benefit plans; (2) 529 college savings plans; (3) insurance companies and foundations investing for their own account; (4) wrap programs offered by broker- dealers and financial institutions; (5) accounts of, or managed by, trust departments; (6) individuals whose accounts are managed by an investment adviser representative, as stated above; (7) employees of Voya IM who are eligible to participate in "notional" bonus programs sponsored by Voya IM; (8) retirement plans affiliated with Voya Financial, Inc.; (9) Voya Financial, Inc. affiliates for purposes of corporate cash management; (10) other registered investment companies; (11) members of the Adviser's Multi-Asset Strategies & Solutions team purchasing shares of Voya Multi- Manager Mid Cap Value Fund; and (12)(a) investors purchasing Class I shares through brokerage platforms that invest in the Voya funds' Class I shares through omnibus accounts and have agreements with the Distributor to offer such shares; and (b) such brokerage platforms' omnibus accounts. An investor transacting in Class I shares on such brokerage platforms may be required to pay a commission and/or other forms of compensation to the broker.

Class P3 Shares

Class P3 shares may only be purchased by certain other funds in the Voya family of funds that have a Management Agreement under which the Adviser provides advisory services, administrative services, custodial, transfer agency, portfolio accounting, auditing and ordinary legal services in return for a single management fee. Class P3 shares may be purchased without a sales charge.

Share certificates will not be issued.

SCG Fund and the Distributor reserve the right to suspend the offering of shares or to reject any specific purchase order. SCG Fund and the Distributor reserve the right to liquidate sufficient shares to recover annual transfer agent fees or to close your account and redeem your shares should you fail to maintain your account value minimum. SCG Fund may suspend redemptions or postpone payments when the NYSE is closed or when trading is restricted for any reason or under emergency circumstances as determined by the SEC.

Class R Shares

Class R shares may be purchased without a sales charge. Class R shares of SCG Fund are continuously offered to qualified retirement plans ("Retirement Plans") including, but not limited to, 401(k) plans, 457 plans, employer sponsored 403(b) plans, IRAs, Simplified Employee Pension Plans ("SEPs"), and other accounts or plans whereby Class R shares are held on the books of SCG Fund through omnibus accounts (either at the plan level or the level of the plan administrator). Purchases and redemptions of shares may be made only by eligible Retirement Plans for the purpose of funding qualified retirement plans. Please refer to the plan document for information on how to direct investments in, or redemptions from, an investment option corresponding to SCG Fund and any fees that may apply.

The administrator of a Retirement Plan or employee benefits office can provide participants with detailed information on how to participate in the plan and how to elect SCG Fund as an investment option, alter the amounts contributed to the plan, or reallocate contributions. Eligible Retirement Plans generally may open an account and purchase Class R shares by contacting any broker-dealer or other financial intermediary ("Financial Service Firm") authorized to sell Class R shares of SCG Fund. Additional shares may be purchased through a Retirement Plan's administrator or recordkeeper. Financial Service Firms may provide or arrange for the provision of some or all of the shareholder servicing and account maintenance services required by Retirement Plan accounts and their plan participants including, without limitation, transfers of registration and dividend payee changes. Financial Service Firms may also perform other functions, including generating confirmation statements, and may arrange with plan administrators for other investment or administrative services.

Financial Service Firms may independently establish and charge Retirement Plans and plan participants transaction fees and/or other additional amounts for such services, which may change over time. Similarly, Retirement Plans may charge plan participants for certain expenses. These fees and additional amounts could reduce the investment return in Class R shares of SCG Fund.

Class R6 Shares

Class R6 shares may be purchased without a sales charge. Class R6 shares are offered to the following investors, provided that these investors do not require SCG Fund or an affiliate of the Fund (including the Adviser and any affiliate of the Adviser) to make, and the Fund or affiliate does not pay, any type of servicing, administrative, or revenue sharing payments with respect to Class R6 shares: (1) qualified retirement plans, including, but not limited to 401(k) plans, 457 plans, employer sponsored 403(b) plans, defined benefit plans and other accounts or plans whereby Class R6 shares are held on the books of SCG Fund through omnibus accounts (either at the plan level or the level of the plan administrator); (2) non-qualified deferred compensation plans; (3) other registered investment companies; (4) Health Savings Accounts ("HSAs") within plan level or omnibus accounts that are held on the books of SCG Fund; (5) other institutional investors (including, for example, endowment funds and foundations) that: (a) meet a $1 million minimum initial investment requirement and (b) hold interests in SCG Fund through a single plan level account held directly through SCG Fund and not traded through an intermediary; and (6) wrap programs offered by broker-dealers and financial institutions that have entered into an agreement with the Distributor to offer Class R6 shares and invest through an omnibus account. Such availability will be subject to management's determination of the appropriateness of investment in Class R6 shares.

Class R6 shares are not available to traditional and Roth individual retirement accounts ("IRAs"), Coverdell Education Savings Accounts, SEPs, SARSEPs, SIMPLE IRAs and 529 college savings plans. Class R6 shares also are not available to adviser-sold donor-advised funds.

In addition to the above investors, certain existing Class I shareholders of SCG Fund may exchange all of its Class I shares for Class R6 shares of the Fund provided: (1) the shareholder meets the requirements for investment in Class R6 shares as stated above; and (2) the shareholder does not require SCG Fund or an affiliate of the Fund to make, and the Fund or affiliate (including the Adviser and any affiliate of the Adviser) does not pay, any type of servicing, administrative, or revenue sharing payments with respect to Class R6 shares. All exchanges within SCG Fund are subject to the discretion of the Distributor to permit or reject such exchanges.

Class W Shares

Class W shares may be purchased without a sales charge by: (1) qualified retirement plans such as 401(a), 401(k), or other defined contribution plans and defined benefit plans; (2) insurance companies and foundations investing for their own account; (3) wrap programs offered by broker-dealers and financial institutions; (4) accounts of, or managed by, trust departments; (5) individuals whose accounts are managed by an investment adviser representative; (6) retirement plans affiliated with Voya Financial, Inc.; (7) Voya Financial, Inc. affiliates for purposes of corporate cash management; and (8) by other Voya mutual funds in the Voya family of funds.

In addition, Class W shares are available to the following persons through direct investment (not through broker-dealers that are not approved by Voya) into a Voya mutual fund or through a Voya approved broker- dealer (currently, Voya Financial Advisors, Inc.): (1) current and retired officers and directors/trustees of the Voya mutual funds; (2) current and retired officers, directors, and full-time employees of Voya Investments, LLC, Directed Services LLC; any Voya mutual fund's sub-adviser; Voya Investments Distributor, LLC; and any of their affiliates; (3) family members of the foregoing persons (defined as current spouse, children, parents, grandparents, grandchildren, uncles, aunts, siblings, nephews, nieces, step-relations, relations at-law, and cousins); (4) any trust, pension, profit-sharing, or other benefit plan for such persons (including family members); (5) discretionary advisory accounts of Voya Investments, LLC, Directed Services LLC, any Voya mutual fund's sub-adviser, or Voya Investments Distributor, LLC; and (6) qualifying investments made through Voya promotional programs as determined by Voya Investments Distributor, LLC.

Retirement Plans

SCG Fund has available prototype qualified retirement plans for corporations and self-employed individuals. The Fund also has available prototype IRA, Roth IRA and Simple IRA plans (for both individuals and employers), Simplified Employee Pension Plans and Pension and Profit Sharing Plans. BNY Mellon Investment Servicing Trust Company acts as the custodian under these plans. For further information, contact a Shareholder Services Representative at 1-800-992-0180. BNY Mellon Investment Servicing Trust Company currently receives a $12 custodial fee annually for the maintenance of each such account.

Make your investment using the purchase minimum guidelines in the following table.

Minimum Investments	Class	Initial Purchase	Subsequent Purchases
Non-Retirement accounts	A/C/T/W	$1,000	No minimum
	I1	$250,000
	P/R	No minimum
	R62	$1,000,000
Retirement accounts	A/C/T	$250	No minimum
	I1	$250,000
	P/R/R62	No Minimum
	W	$1,000

Pre-Authorized Investment Plan	A/C/T/W	$1,000	At least $100/month
	I1	$250,000
Certain Omnibus Accounts	A/C/T	$250	No minimum

1.There is no minimum initial investment requirement for: (i) qualified retirement plans or other defined contribution plans and defined benefit plans that invest in the Voya funds through omnibus arrangements; (ii) employees of Voya IM who are eligible to participate in "notional" bonus programs sponsored by Voya IM; or (iii) (a) investors transacting in Class I shares through brokerage platforms that invest in the Voya funds' Class I shares through omnibus accounts and have agreements with the Distributor to offer such shares and (b) such brokerage platforms' omnibus accounts.

2.The minimum initial investment requirement for Class R6 shares is $1 million for certain institutional accounts. There is no minimum initial investment requirement for certain retirement plans and non-qualified deferred compensation plans.

Make your investment using the methods outlined in the following table. If you are a participant in a qualified retirement plan, you should make purchases through your plan administrator or sponsor, who is responsible for transmitting orders.

Buying Shares	Opening an Account	Adding to an Account

By Contacting Your Financial	A financial intermediary with an authorized	Contact your financial intermediary
Intermediary	firm can help you establish and maintain your
account.

By Mail	Make your check payable to Voya Investment	Fill out the Account Additions form at
	Management and mail it with a completed	the bottom of your account statement and
	Account Application. Please indicate your	mail it along with your check payable to
	financial intermediary on the New Account	Voya Investment Management to the
	Application.	address on the account statement. Please
write your account number on the check.

By Wire	Call Shareholder Services at	Wire the funds in the same manner
	1-800-992-0180 to obtain an account	described under "Opening an Account."
number and indicate your financial
intermediary on the account.
Instruct your bank to wire funds to the Fund
in the care of:
Bank of New York Mellon
ABA # 011001234
credit to: BNY Mellon Investment Servicing
(US) Inc. as Agent for Voya mutual funds
A/C #0000733938; for further credit to
Shareholder A/C #
(A/C # you received over the telephone)
Shareholder Name:
(Your Name Here)
After wiring funds you must complete the
Account Application and send it to:
Voya Investment Management
P.O. Box 9772
Providence, RI
02940-9772

Execution of Purchase Orders

Purchase orders are executed at the next NAV determined after the order is received in proper form by the Transfer Agent or the Distributor. A purchase order will be deemed to be in proper form when all of the required steps set forth under "How to Buy Shares" have been completed. If you purchase by wire, however, the order will be deemed to be in proper form after the federal funds wire has been received. If you are opening a new account and you purchase by wire, you must submit an application form prior to Market Close. If an order or payment by wire is received after Market Close, your order will not be executed until the next NAV is determined. For your transaction to be counted on the day you place your order with your broker-dealer or other financial institution, your broker-dealer or financial institution must receive your order in proper form before Market Close and transmit the order to the Transfer Agent or the Distributor in a timely manner.

You will receive a confirmation of each new transaction in your account, which also will show you the number of shares you own including the number of shares being held in safekeeping by the Transfer Agent for your account. You may rely on these confirmations in lieu of certificates as evidence of your ownership.

How to Sell Shares

You may sell shares by using the methods outlined in the following table. Under unusual circumstances, SCG Fund may suspend the right of redemption as allowed by the SEC or federal securities laws.

If you are a participant in a qualified retirement plan, you should make redemptions through your plan administrator or sponsor, who is responsible for transmitting orders.

Selling Shares	To Sell Some or All of Your Shares

By Contacting Your Financial	You may sell shares by contacting your financial intermediary. Financial intermediaries
Intermediary	may charge for their services in connection with your redemption request but neither the
Fund nor the Distributor imposes any such charge.
By Mail	Send a written request specifying the Fund name and share class, your account number, the name(s) in which the account is registered, and the dollar value or number of shares you wish to redeem to:
Voya Investment Management
P.O. Box 9772
Providence, RI 02940-9772
If certificated shares have been issued, the certificate must accompany the written request. Corporate investors and other associations must have an appropriate certification on file authorizing redemptions. A suggested form of such certification is provided on the Account Application. A signature guarantee may be required.
By Telephone – Expedited	You may sell shares by telephone on all accounts, other than retirement accounts, unless
Redemption	you check the box on the Account Application which signifies that you do not wish to use telephone redemptions. To redeem by telephone, call a Shareholder Services
Representative at 1-800-992-0180.
Receiving Proceeds By Check:
You may have redemption proceeds (up to a maximum of $10,000,000) mailed to an address which has been on record with Voya Investment Management for at least 30 days.
Receiving Proceeds By Wire:
You may have redemption proceeds (up to a maximum of $10,000,000) wired to your pre-designated bank account. You will not be able to receive redemption proceeds by wire unless you check the box on the Account Application which signifies that you wish to receive redemption proceeds by wire and attach a voided check. Under normal circumstances, proceeds will be transmitted to your bank on the Business Day following receipt of your instructions, provided redemptions may be made. In the event that share certificates have been issued, you may not request a wire redemption by telephone.

Systematic Withdrawal Plan (available only for the share class referenced below)

You may elect to make periodic withdrawals from your account on a regular basis.

Class A and Class C

•Your account must have a current value of at least $10,000.

•Minimum withdrawal amount is $100.

•You may choose from monthly, quarterly, semi-annual or annual payments.

Class I and Class W

•Your account must have a current value of at least $250,000 or $1,000 for Class I and Class W shares, respectively.

•Minimum withdrawal amount is $1,000.

•You may choose from monthly, quarterly, semi-annual or annual payments.

For additional information, contact a Shareholder Services Representative or refer to the Account Application or the SAI.

Execution of Sale Requests

Sale requests are executed at the next NAV determined after the order is received in proper form by the Transfer Agent or the Distributor. For your transaction to be counted on the day you place your sale request with your broker-dealer or other financial institution, your broker-dealer or financial institution must receive your sale request in proper form before Market Close and transmit the sale request to the Transfer Agent or the Distributor in a timely manner.

You will receive a confirmation of each new transaction in your account, which also will show you the number of shares you own including the number of shares being held in safekeeping by the Transfer Agent for your account. You may rely on these confirmations in lieu of certificates as evidence of your ownership.

Payments

Normally, payment for shares redeemed will typically be made within one business day after receipt by the transfer agent of a request in good order. SCG Fund can delay payment of the redemption proceeds for up to seven days and may suspend redemptions and/or further postpone payment proceeds when the NYSE is closed (other than weekends or holidays) or when trading thereon is restricted or during emergency or other circumstances, including as determined by the SEC. When you place a request to redeem shares for which the purchase money has not yet been collected, the request will be executed at the next determined NAV, but SCG Fund will not release the proceeds until your purchase payment clears. This may take up to 30 days. A redemption request made within 30 calendar days after submission of a change of address is permitted only if the request is in writing and is accompanied by a medallion signature guarantee. Redemption requests of an amount of $10 million or more must be submitted in writing by an authorized person.

A medallion signature guarantee may be required in certain circumstances. A request to change the bank designated to receive wire redemption proceeds must be received in writing, signed by an authorized person, and accompanied by a medallion signature guarantee from any eligible guarantor institution. In addition, if you wish to have your redemption proceeds transferred by wire to an account other than your designated bank account, paid to someone other than the shareholder of record, or sent somewhere other than the shareholder's address of record, you must provide a medallion signature guarantee with your written redemption instructions. Please see the SAI for more details on the medallion signature guarantee program.

SCG Fund will typically pay redemption proceeds in cash using cash held by the Fund, with cash generated by the Fund through the sale of cash equivalents and other Fund assets or by borrowing cash pursuant to the Fund's line of credit. SCG Fund may, however, determine in its absolute discretion to distribute non-cash assets in kind in complete or partial satisfaction of its obligation to pay redemption proceeds to a shareholder. SCG Fund may distribute non-cash assets in any case where it has determined, in its sole discretion, that it is advisable and in the best interests of SCG Fund. By way of example, where the redemption might be expected to have an unfavorable tax effect on the Fund, cases arising during a period of deteriorating market conditions or market stress, cases arising when a significant portion of SCG Fund's portfolio is comprised of less-liquid and/or illiquid securities, or in the case of a very large redemption that could adversely affect Fund operations. In such a case, SCG Fund could elect to make payment in securities or other assets for redemptions that exceed the lesser of $250,000 or 1% of its net assets during any 90-day period for any one record shareholder. A shareholder may incur brokerage costs in converting such assets to cash.

Telephone Orders

Neither SCG Fund nor the transfer agent will be responsible for the authenticity of phone instructions or losses, if any, resulting from unauthorized shareholder transactions if they reasonably believe that such instructions were genuine. SCG Fund and the transfer agent have established reasonable procedures to confirm that instructions communicated by telephone are genuine. These procedures include recording telephone instructions for exchanges and expedited redemptions, requiring the caller to give certain specific identifying information, and providing written confirmation to shareholders of record not later than five days following any such telephone transactions. If SCG Fund or the transfer agent do not employ these procedures, they may be liable for any losses due to unauthorized or fraudulent telephone instructions.

Small Accounts

Due to the relatively high cost of handling small investments, SCG Fund reserves the right, upon 30 days' prior written notice, to redeem at NAV, the shares of any shareholder whose account (except for IRAs) has a total value that is less than the Fund's minimum. Before SCG Fund redeems such shares and sends the proceeds to the shareholder, it will notify the shareholder that the value of the shares in the account is less than the minimum amount allowed and will allow the shareholder 30 days to make an additional investment in an amount that will increase the value of the account to the minimum before the redemption is processed. Your account will not be closed if its drop in value is due to Fund performance.

How to Exchange Shares

Exchanges Between Voya Mutual Funds

You may exchange shares of SCG Fund for shares of the same class of any other Voya mutual fund, except for Voya Corporate Leaders® Trust Fund, without paying any additional sales charge, if you otherwise meet the eligibility requirements of the class of shares of the Voya mutual fund to be received in the exchange.

Exchanges Between Classes of the Fund

You may exchange Class C and Class W shares for Class I shares within SCG Fund, or you may exchange Class A shares and Class I shares for any other class within SCG Fund, if you otherwise meet the eligibility requirements of the class of shares to be received in the exchange, or you may exchange Class C shares for Class A shares within SCG Fund after you have held your Class C shares for 10 years or more, except that:

(1)you may not exchange shares that are subject to a CDSC until the CDSC period has expired, unless the Distributor approves the exchange and determines that no CDSC is payable in connection with the exchange;

(2)you may not exchange Class A shares for Class W shares unless you acquired the Class A shares through a Voya approved broker-dealer (currently, Voya Financial Advisors, Inc.); and (3) you may not exchange Class C shares for Class A shares unless your intermediary has agreed to waive its right to receive the front- end sales charge that otherwise would be applicable to the Class A shares. Last, you may exchange Class P shares for Class I shares within SCG Fund if you are no longer eligible for Class P shares and otherwise meet the eligibility requirements of Class I shares.

Certain existing Class I shareholders of SCG Fund may exchange their Class I shares for Class R6 shares of the Fund provided: (1) the shareholder meets the requirements for investment in Class R6 shares as stated in the section of this Prospectus entitled "How to Buy Shares"; and (2) the shareholder does not require the Fund or an affiliate (including the Adviser and any affiliate of the Adviser) of the Fund to make, and the Fund or affiliate does not pay, any type of servicing, administrative, or revenue sharing payments with respect to Class R6 shares.

All exchanges within SCG Fund are subject to the discretion of the Distributor to permit or reject such exchanges. Shareholders generally should not recognize gain or loss for U.S. federal income tax purposes from an exchange between classes of shares within SCG Fund provided that the transaction is undertaken and processed, with respect to any shareholder, as a direct exchange transaction. Shareholders should consult their tax advisors as to the federal, state, local, and non-U.S. tax consequences of an exchange between classes of shares within SCG Fund.

Exchanges between classes of shares within SCG Fund are not subject to the frequent trading and market timing policies of Voya mutual funds.

Additional Information About Exchanges

Fees and expenses differ among Voya mutual funds and among share classes of the same fund. Please read the prospectus for the Voya mutual fund and share class you are interested in prior to exchanging into that Voya mutual fund or share class. Contact your financial intermediary or consult your plan documents for additional information.

An exchange of shares of SCG Fund for shares of another Voya mutual fund is treated as a sale and purchase of shares and may result in the recognition of a gain or loss for federal and state income tax purposes. For exchanges between Voya mutual funds, you should consult your own tax advisor for advice about the particular federal, state, and local tax consequences to you of the exchange. The total value of shares being exchanged must at least equal the minimum investment requirement of the Voya mutual fund into which they are being exchanged.

If you exchange into Voya Senior Income Fund, your ability to sell or liquidate your investment will be limited. Voya Senior Income Fund is a closed-end interval fund and does not redeem its shares on a daily basis. It is not expected that a secondary market for Voya Senior Income Fund's shares will develop, so you will not be able to sell them through a broker or other investment professional. To provide a measure of liquidity, Voya Senior Income Fund will normally make monthly repurchase offers for not less than 5% of its outstanding common shares. If more than 5% of Voya Senior Income Fund's common shares are tendered, you may not be able to completely liquidate your holdings in any one month. You also would not have liquidity between these monthly repurchase dates. Investors exercising the exchange privilege into Voya Senior Income Fund should carefully review the prospectus of that fund. Investors may obtain a copy of the Voya Senior Income Fund prospectus or any other Voya mutual fund prospectus by calling 1-800-992- 0180 or by going to www.voyainvestments.com.

In addition to SCG Fund, the Distributor offers many other funds. Shareholders exercising the exchange privilege with any other Voya mutual fund should carefully review the prospectus of that fund before exchanging their shares. Investors may obtain a copy of a prospectus of any Voya mutual fund not discussed in this Prospectus by calling 1-800-992-0180 or by going to www.voyainvestments.com.

You will automatically have the ability to request an exchange between Voya mutual funds by calling a Shareholder Services Representative unless you mark the box on the Account Application that indicates that you do not wish to have the telephone exchange privilege. SCG Fund may change or cancel its exchange policies at any time, upon 60 days' prior notice to shareholders.

Systematic Exchange Privilege

Subject to the information and limitations outlined above, you may elect to have a specified dollar amount of shares systematically exchanged, monthly, quarterly, semi-annually, or annually from your account to an identically registered account in the same class of any other open-end Voya mutual fund, except for Voya Corporate Leaders® Trust Fund. This exchange privilege may be modified at any time or terminated upon 60 days' prior written notice to shareholders.

Frequent Trading - Market Timing

SCG Fund is intended for long-term investment and not as a short-term trading vehicle. Accordingly, organizations or individuals that use market timing investment strategies should not purchase shares of SCG Fund. SCG Fund reserves the right, in its sole discretion and without prior notice, to reject, restrict, or refuse purchase orders whether directly or by exchange, including purchase orders that have been accepted by a shareholder's or retirement plan participant's intermediary, that SCG Fund determines not to be in the best interest of the Fund. Such action may include, but not be limited to: rejecting additional purchase orders, whether directly or by exchange; extending settlement of a redemption up to seven days; rejecting all purchase orders from broker-dealers or their registered representatives suspected of violating SCG Fund's frequent trading policy; or termination of the selling group agreement or other agreement with broker-dealers or other financial intermediaries associated with frequent trading. SCG Fund will not be liable for any loss resulting from rejected orders or other actions as described above.

SCG Fund believes that market timing or frequent, short-term trading in any account, including a retirement plan account, is not in the best interest of the Fund or its shareholders. Due to the disruptive nature of this activity, it can adversely affect the ability of the Adviser or Sub-Adviser (if applicable) to invest assets in an orderly, efficient manner. Frequent trading can raise Fund expenses through: increased trading and transaction costs; increased administrative costs; and lost opportunity costs. This in turn can have an adverse effect on Fund performance.

Funds that invest in foreign securities may present greater opportunities for market timers and thus be at a greater risk for excessive trading. If an event occurring after the close of a foreign market, but before the time SCG Fund computes its current NAV, causes a change in the price of the foreign security and such price is not reflected in its current NAV, investors may attempt to take advantage of anticipated price movements in securities held by the Fund based on such pricing discrepancies. This is often referred to as "price arbitrage." Such price arbitrage opportunities may also occur in funds which do not invest in foreign securities. For example, if trading in a security held by SCG Fund is halted and does not resume prior to the time it calculates its NAV such "stale pricing" presents an opportunity for investors to take advantage of the pricing discrepancy. Similarly, funds that hold thinly-traded securities, such as certain small-capitalization securities, may be exposed to varying levels of pricing arbitrage. SCG Fund has adopted fair valuation policies and procedures intended to reduce its exposure to price arbitrage, stale pricing and other potential pricing discrepancies. However, to the extent that SCG Fund does not immediately reflect these changes in market conditions, short-term trading may dilute the value of the Fund's shares which negatively affects long-term shareholders.

The Board has adopted policies and procedures designed to deter frequent, short-term trading in shares of SCG Fund. In general, shareholders may make exchanges among their accounts with Voya mutual funds once every thirty (30) days. However, SCG Fund prohibits frequent trading. SCG Fund has defined frequent trading as follows:

•Any shareholder or financial adviser initiated exchanges among all their accounts with SCG Fund within thirty (30) calendar days of a previous exchange. All exchanges occurring on the same day for all accounts (individual, IRA, 401(k), etc.) beneficially owned by the same shareholder will be treated as a single transaction for purposes of this policy;

•Trading deemed harmful or excessive by SCG Fund (including but not limited to patterns of purchases and redemptions), in its sole discretion; and

•Trades initiated by financial advisers, among multiple shareholder accounts, that in the aggregate are deemed harmful or excessive.

The following transactions are excluded when determining whether trading activity is excessive:

•Purchases and sales of Fund shares in the amount of $5,000 or less;

•Transfers associated with systematic purchases or redemptions;

•Purchases and sales of funds that affirmatively permit short-term trading;

•Rebalancing to facilitate fund-of-fund arrangements or SCG Fund's systematic exchange privileges;

•Purchases or sales initiated by Voya mutual funds; and

•Transactions subject to the trading policy of an intermediary that SCG Fund deems materially similar to the Fund's policy.

Please note that while money market funds permit short-term trading, an exchange between a money market fund and another fund that does not permit short-term trading will count as an exchange for purposes of this policy.

If a violation of the policy is identified, the following action will be taken:

•Upon the first violation of this policy in a calendar year, purchase and exchange privileges shall be suspended for ninety (90) days. For example, if an exchange is initiated on February 1st, and a second exchange is initiated on February 15th, trading privileges shall be suspended for ninety (90) days from February 1st.

•Upon a second violation in a calendar year, purchase and exchange privileges shall be suspended for one hundred and eighty (180) days.

•No purchases or exchanges will be permitted in the account and all related accounts bearing the same Tax ID or equivalent identifier.

On the next Business Day following the end of the ninety (90) or one hundred and eighty (180) day suspension, any trading restrictions placed on the account(s) shall be removed.

SCG Fund reserves the right to modify this policy at any time without prior notice.

Although the restrictions described above are designed to discourage frequent, short-term trading, none of them alone, nor all of them taken together, can eliminate the possibility that frequent, short-term trading activity in SCG Fund will occur. Moreover, in enforcing such restrictions, SCG Fund is often required to make decisions that are inherently subjective. SCG Fund strives to make these decisions to the best of its abilities in a manner that it believes is in the best interest of shareholders.

Shareholders may invest in SCG Fund through omnibus account arrangements with financial intermediaries. Omnibus accounts permit intermediaries to aggregate their clients' transactions and in these circumstances, the identity of the shareholder is often unknown. Such intermediaries include broker-dealers, banks, investment advisers, record keepers, retirement plans, and fee-based accounts such as wrap fee programs. Omnibus accounts generally do not identify customers' trading activity on an individual basis. The Adviser or its affiliated entities have agreements in place with intermediaries which require such intermediaries to provide detailed account information, including trading history, upon request of SCG Fund. There is no assurance that the Adviser or its affiliated entities will request such information with sufficient frequency to detect or deter excessive trading or that review of such information will be sufficient to detect or deter excessive trading in omnibus accounts effectively.

In some cases, SCG Fund will rely on the intermediaries' excessive trading policies and such policies shall define the trading activity in which the shareholder may engage. This shall be the case where SCG Fund is used in certain retirement plans offered by affiliates. With trading information received as a result of the agreements, SCG Fund may make a determination that certain trading activity is harmful to SCG Fund and its shareholders even if such activity is not strictly prohibited by the intermediaries' excessive trading policy. As a result, a shareholder investing directly or indirectly in SCG Fund may have their trading privileges suspended without violating the stated excessive trading policy of the intermediary.

Payments to Financial Intermediaries

Voya mutual funds are distributed by the Distributor. The Distributor is a broker-dealer that is licensed to sell securities. The Distributor generally does not sell directly to the public but sells and markets its products through intermediaries such as other broker-dealers. Each Voya mutual fund also has an investment adviser which is responsible for managing the money invested in each of the mutual funds. Both of these entities or their affiliates (collectively, "Voya") may compensate an intermediary for selling Voya mutual funds.

Persons licensed with FINRA as a registered representative (often referred to as a broker or financial adviser) and associated with a specific broker-dealer may receive compensation from SCG Fund for providing services which are primarily intended to result in the sale of Fund shares. The Distributor has an agreement in place with each broker-dealer selling the Fund defining specifically what that broker-dealer will be paid for the sale of a particular Voya mutual fund. The broker-dealer then pays the registered representative who sold you the mutual fund some or all of what they receive from Voya. A registered representative may receive a payment when the sale is made and in some cases, can continue to receive payments while you are invested in the mutual fund. In addition, other entities may receive compensation from SCG Fund for providing services which are primarily intended to result in the sale of Fund shares, so long as such entities are permitted to receive these fees under applicable rules and regulations.

The Distributor may pay, from its own resources, additional fees to these broker-dealers or other financial institutions including affiliated entities. These additional fees paid to intermediaries may take the following forms: (1) a percentage of that entity's customer assets invested in Voya mutual funds; (2) a percentage of that entity's gross sales; or (3) some combination of these payments. Depending on the broker-dealer's satisfaction of the required conditions, these payments may be periodic and may be up to: (1) 0.30% per annum of the value of SCG Fund's shares held by the broker-dealer's customers; or (2) 0.30% of the value of SCG Fund's shares sold by the broker-dealer during a particular period. For example, if that initial investment averages a value of $10,000 over the year, the Distributor could pay a maximum of $30 on those assets. If you invested $10,000, the Distributor could pay a maximum of $30 for that sale.

Voya, out of its own resources and without additional cost to SCG Fund or its shareholders, may provide additional cash or non-cash compensation to intermediaries selling shares of the Fund, including affiliates of Voya. These amounts would be in addition to the distribution payments made by SCG Fund under the distribution agreements. Management personnel of Voya may receive additional compensation if the overall amount of investments in funds advised by Voya meets certain target levels or increases over time.

Voya may provide additional cash or non-cash compensation to third parties selling our mutual funds including affiliated companies. This may take the form of cash incentives and non-cash compensation and may include, but is not limited to: cash; merchandise; trips; occasional entertainment; meals or tickets to a sporting event; client appreciation events; payment for travel expenses (including meals and lodging) to pre- approved training and education seminars; and payment for advertising and sales campaigns. The Distributor may also pay concessions in addition to those described above to broker-dealers so that Voya mutual funds are made available by those broker-dealers for their customers. The Sub-Adviser of SCG Fund may contribute to non-cash compensation arrangements.

The compensation paid by Voya to a financial intermediary is typically paid continually over time, during the period when the intermediary's clients hold investments in the Voya mutual funds. The amount of continuing compensation paid by Voya to different financial intermediaries for distribution and/or shareholder services varies. The compensation is typically a percentage of the value of the financial intermediary's clients' investments in Voya mutual funds or a per account fee. The variation in compensation may, but will not necessarily, reflect enhanced or additional services provided by the intermediary.

Voya or a Voya mutual fund may pay service fees to intermediaries for administration, recordkeeping, and other shareholder services. Intermediaries receiving these payments may include, among others, brokers, financial planners or advisers, banks, and insurance companies. The Voya mutual funds may reimburse Voya for some or all of the payments made by Voya to intermediaries for these services.

In some cases, a financial intermediary may hold its clients' mutual fund shares in nominee or street name. These financial intermediaries may (though they will not necessarily) provide services including, among other things: processing and mailing trade confirmations; capturing and processing tax data; issuing and mailing dividend checks to shareholders who have selected cash distributions; preparing record date shareholder lists for proxy solicitations; collecting and posting distributions to shareholder accounts; and establishing and maintaining systematic withdrawals and automated investment plans and shareholder account registrations.

The top firms Voya paid to sell its mutual funds as of the last calendar year are:

Advisor Group, Inc.; Ameriprise Financial Services, Inc.; Broadridge Business Process Outsourcing, LLC; Cetera Financial Holdings, Inc.; Charles Schwab & Co. Inc.; Directed Services LLC; Fidelity Investments Institutional Operations Company, Inc.; GWFS Equities, Inc.; J.P. Morgan Securities,

LLC; LPL Financial LLC; Merrill Lynch, Pierce, Fenner & Smith Inc.; Morgan Stanley; National Financial Services, LLC; Pershing, LLC; Prudential Insurance Company of America; Raymond James

&Associates, Inc.; RBC Capital Markets, LLC; ReliaStar Life Insurance Company of New York; Stifel, Nicolaus & Company, Incorporated; TD Ameritrade Clearing, Inc.; UBS Financial Services, Inc.; Voya Financial Advisors, Inc.; Voya Retirement Insurance and Annuity Company; Wells Fargo Bank N.A.; and Wells Fargo Clearing Services, LLC.

Your registered representative or broker-dealer could have a financial interest in selling you a particular mutual fund, or the mutual funds of a particular company, to increase the compensation they receive. Please make sure you read fully each mutual fund prospectus and discuss any questions you have with your registered representative.

Class R6

Voya mutual funds are distributed by the Distributor. The Distributor is a broker-dealer that is licensed to sell securities. The Distributor generally does not sell directly to the public but sells and markets its products through financial intermediaries. Each Voya mutual fund also has an investment adviser which is responsible for managing the money invested in each of the mutual funds. No dealer compensation is paid from the sale of Class R6 shares of SCG Fund. Class R6 shares do not have sales commissions, pay 12b-1 fees, or make payments to financial intermediaries for assisting the Distributor in promoting the sales of SCG Fund's shares. In addition, neither SCG Fund nor its affiliates (including the Adviser and any affiliate of the Adviser) make any type of administrative, service, or revenue sharing payments in connection with Class R6 shares.

Dividends, Distributions, and Taxes

Dividends and Distributions

SCG Fund generally distributes most or all of its net earnings in the form of dividends, consisting of ordinary income and capital gains distributions. SCG Fund distributes capital gains, if any, annually. SCG Fund also declares dividends and pays dividends consisting of ordinary income, if any, annually.

From time to time a portion of SCG Fund's distributions may constitute a return of capital. To comply with federal tax regulations, SCG Fund may also pay an additional capital gains distribution.

Dividend Reinvestment

Unless you instruct SCG Fund to pay you dividends in cash, dividends and distributions paid by the Fund will be reinvested in additional shares of the Fund. You may, upon written request or by completing the appropriate section of the Account Application, elect to have all dividends and other distributions paid on shares of SCG Fund invested in another Voya mutual fund that offers the same class of shares.

Taxes

The tax discussion in this Prospectus is only a summary of certain U.S. federal income tax issues generally affecting SCG Fund and its shareholders. The following assumes that SCG Fund's shares will be capital assets in the hands of a shareholder. Circumstances among investors may vary, so you are encouraged to discuss an investment in the Fund with your tax advisor.

SCG Fund will distribute all, or substantially all, of its net investment income and net capital gains (i.e., the excess of net long-term capital gains over net short-term capital losses, in each case determined with reference to any loss carryforwards) to its shareholders each year. Although SCG Fund will not be taxed on amounts it distributes, most shareholders will be taxed on amounts they receive.

Distributions, whether received as cash or reinvested in additional shares, may be subject to federal income taxes and may also be subject to state or local taxes. For mutual funds generally, dividends from net investment income (other than qualified dividend income and capital gain dividends) and distributions of net short-term capital gains are taxable to you as ordinary income under federal income tax laws whether paid in cash or in additional shares. Distributions properly reported as capital gain dividends are taxable as long term capital gains regardless of the length of time you have held the shares and whether you were paid in cash or additional shares.

Distributions made to a non-corporate shareholder out of "qualified dividend income," if any, received by SCG Fund will be subject to tax at the lower rates applicable to net capital gains, provided that the shareholder meets certain holding period and other requirements with respect to its shares.

Selling or exchanging your Fund shares is a taxable event and may result in capital gain or loss. A capital gain or capital loss may be realized from an ordinary redemption of shares or an exchange of shares between two mutual funds. Any capital loss incurred on the sale or exchange of Fund shares held for six months or less will be treated as a long-term capital loss to the extent of long-term capital gain dividends received with respect to such shares. Additionally, any loss realized on a sale, redemption or exchange of Fund shares may be disallowed under "wash sale" rules to the extent the shares disposed of are replaced with other shares of that same Fund within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to a dividend reinvestment in shares of the Fund. If disallowed, the loss will be reflected in an adjustment to the tax basis of the shares acquired. You are responsible for any tax liabilities generated by your transactions.

You will be notified annually of the amount of income, dividends and net capital gains distributed. If you purchase shares of SCG Fund through a financial intermediary, that entity will provide this information to you.

SCG Fund intends to qualify and be eligible for treatment each year as a regulated investment company for federal income tax purposes by satisfying the requirements under Subchapter M of the Code, including requirements with respect to diversification of assets, distribution of income and sources of income. A regulated investment company generally is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, SCG Fund's failure to qualify as a regulated investment company would result in fund level taxation and therefore, a reduction in income available for distribution.

An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from SCG Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person's "modified adjusted gross income" (in the case of an individual) or "adjusted gross income" (in the case of an estate or trust) exceeds certain threshold amounts.

SCG Fund is required to withhold a portion of all taxable dividends, distributions, and redemption proceeds payable to any noncorporate shareholder that does not provide the Fund with the shareholder's correct taxpayer identification number or certification that the shareholder is not subject to backup withholding. This is not an additional tax but can be credited against your U.S. federal income tax liability.

Shareholders that invest in SCG Fund through a tax advantaged account, such as a qualified retirement plan, generally will not have to pay tax on dividends until they are distributed from the account. These accounts are subject to complex tax rules, and you should consult your tax advisor about investing through such an account.

Foreign shareholders invested in SCG Fund should consult with their tax advisors as to if and how the U.S. federal income tax law and its withholding requirements apply to them. Generally, SCG Fund will withhold 30% (or lower applicable treaty rate) on distributions to foreign shareholders.

Foreign Income Taxes. Investment income and proceeds received by SCG Fund from sources within foreign countries may be subject to foreign withholding or other taxes. The United States has entered into tax treaties with many foreign countries which may entitle SCG Fund to a reduced rate of such taxes or exemption from taxes on such income or proceeds. It is impossible to determine the effective rate of foreign tax for SCG Fund in advance since the amount of the assets to be invested within various countries is not known.

Cost Basis Reporting. The Internal Revenue Service requires mutual fund companies and brokers to report on Form 1099-B the cost basis on the sale or exchange of Fund shares acquired on or after January 1, 2012 ("covered shares"). If you acquire and hold shares directly through SCG Fund and not through a financial intermediary, SCG Fund will use an average cost single category methodology for tracking and reporting your cost basis on covered shares, unless you request, in writing, another cost basis reporting methodology.

Please see the Statement of Additional Information for further information regarding tax matters.

Account Policies

Account Access

Unless your Fund shares are held through a third-party fiduciary or in an omnibus registration at your bank or brokerage firm, you will be able to access your account information over the Internet at www.voyainvestments.com or via a touch tone telephone by calling 1-800-992-0180. Should you wish to speak with a Shareholder Services Representative, you may call the toll-free number listed above.

Privacy Policy

The Fund has adopted a policy concerning investor privacy. To review the privacy policy, contact a Shareholder Services Representative at 1-800-992-0180, obtain a policy over the Internet at www.voyainvestments.com, or see the privacy promise that accompanies any Prospectus obtained by mail.

Householding

To reduce expenses, we may mail only one copy of the Fund's Prospectus and each annual and semiannual shareholder report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call a Shareholder Services Representative at 1-800-992-0180 or speak to your investment professional. We will begin sending you individual copies 30 days after receiving your request.

Index Description

The Russell 2000® Growth Index measures the performance of the small-cap growth segment of the U.S. equity universe. It includes those Russell 2000® Index companies with higher price-to-value ratios and higher forecasted growth values.

Financial Highlights

The financial highlights table is intended to help you understand SCG Fund's financial performance for the periods shown based on the financial performance of the Predecessor Fund. Certain information reflects the financial results for a single share. The total returns in the table represent the rate of return that an investor would have earned or lost on an investment in the Predecessor Fund (assuming reinvestment of all dividends and/or distributions).

Because Class A, Class C,	Class	P3,	Class	R, Class R6, and Class W	shares of	SCG
Fund had not commenced operations	as of	the	fiscal	year ended September 30, 2021,	such share	class

financial highlights are not presented; however, financial highlights for Class I shares are presented for SCG Fund. Financial Highlights would differ only to the extent that Class A, Class C, Class P3, Class R, Class R6, and Class W shares have different fees and expenses from Class I shares.

For fiscal years ended September 2017, 2018, 2019, 2020 and 2021, the information has been audited by Tait, Weller & Baker LLP, an independent registered public accounting firm, whose report, along with the Predecessor Fund's financial statements, is included in the Predecessor Fund's Annual Report, which is available upon request.

Selected data for a share of beneficial interest outstanding throughout each year or period.

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each year

		Year Ended September 30,
Class I	2021	2020	2019	2018	2017
Net asset value,
beginning of year or period	$37.26	$34.36	$40.76	$37.92	$28.94

INCOME (LOSS) FROM INVESTMENT
OPERATIONS
Net investment income (loss)(1)	(0.32)	(0.17)	(0.12)	(0.20)	(0.21)
Net realized and unrealized
gain (loss) on investments	15.61	3.58	(2.17)	8.74	8.89
Total from
investment operations	15.29	3.41	(2.29)	8.54	8.68
LESS DISTRIBUTIONS
From net realized gain	(2.92)	(0.51)	(4.11)	(5.40)	–
Total distributions	(2.92)	(0.51)	(4.11)	(5.40)	–
Net asset value, end of year	$49.63	$37.26	$34.36	$40.76	$37.62
Total return(2)	42.36%	9.99%	(3.92)%	26.09%	29.99%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year (millions)	$501.8	369.1	433.1	453.3	370.8
Portfolio turnover rate	84%	111%	121%	126%	139%
Ratio of expenses to
average net assets	0.93%	0.94%	0.93%	0.93%	0.95%
Ratio of net investment gain
(loss) to average net assets	(0.68)%	(0.53)%	(0.37)%	(0.55)%	(0.62)%

(1)Calculated using average shares outstanding method.

APPENDIX C: SECURITY OWNERSHIP OF CERTAIN BENEFICIAL AND RECORD OWNERS

The following table provides information about the persons or entities who, to the knowledge of each Fund, owned beneficially or of record 5% or more of any class of the Fund's outstanding shares as of July 1, 2022:

Voya SmallCap Opportunities Fund

	Percent of Class			Percentage of
	of Shares and			Combined Fund
	Type of		Percentage of	After the
Name and Address of Shareholder	Ownership		Fund	Reorganization*
National Financial Services LLC	6.3%	Class A;	4.2%	0.6%
For Exc Benefit of our Customers	9.5%	Class C;
	Beneficial
499 Washington BLVD Fl 5

Jersey City, NJ 07310-2010
Pershing LLC	6.1%	Class A;	7.1%	1.1%
1 Pershing Plaza	21.8%	Class C;
	58.7% Class W;
Jersey City, NJ 07399-0001	Beneficial
MLPF&S	15.5% Class A;		8.8%	1.3%
For the Sole Benefit of the Customers	7.1%	Class R;
	Beneficial
Attn: Mutual Fund Administration

4800 Deer Lake Dr East 3rd Floor
Jacksonville, Fl 32246-6484
Morgan Stanley Smith Barney LLC	9.3%	Class A;	5.3%	0.8%
For the Exclusive Benefit of its	Beneficial

Customers
1 New York Plaza Fl 12
New York, NY 10004-1901
Wells Fargo Clearing Svcs LLC	9.1%	Class A;	15.0%	2.3%
A/C 1699-0135	16.9%	Class C;
	27.9%	Class I;
2801 Market Street	Beneficial
Saint Louis, MO 63103
Stifel Nicholaus & Co Inc	10.5% Class C;		0.6%	0.1%
(FBO) Exclusive Benefit of Customer	Beneficial

501 N Broadway
St Louis, MO 63102
LPL Financial	10.5% Class C;		1.21%	0.2%
Omnibus Customer Account	14.5% Class W;
	Beneficial
Attn Lindsey O'Toole

4707 Executive Drive
San Diego, CA 92121
National Financial Services LLC	15.4%	Class I;	5.2%	0.8%
(FBO) our Customers	6.2%	Class R6;
	6.3%	Class W;
Attn Mutual Funds Department 4th Fl
	Beneficial
499 Washington BLVD
Jersey City, NJ 07310
Raymond James	7.0%	Class I;	2.2%	0.3%
Omnibus for Mutual Funds	Beneficial

House Acc Firm 92500015

Attn Courtney Waller
880 Carillion Parkway
St Petersburgh, FL 33716
Great-West Trust Company LLC	6.8% Class I;	2.2%	0.3%
TTEE F	Beneficial
FBO Certain Retirement Plans
8515 E Orchard Road 2T2
Greenwood Village, CO 80111
Natixis Paris SA	19.5% Class I;	6.2%	0.9%
Attn: Gizachew Wubishet	Beneficial
C/O Voya Investment Management
7337 E Doubletree Ranch Rd Ste 100
Scottsdale, AZ 85258
Voya Investment Management CO	100% Class P3;	0.0%	0.0%
LLC	Direct

Attn Robby Presser
230 Park Ave 13th Fl
New York, NY 10169
UBS WM USA	6.2% Class R;	0.0%	0.0%
000 11011 6100	Beneficial

Spec CDY A/C
Exl Ben Customers of UBSFSI
1000 Harbor Blvd
Weehawken, NJ 07086
Wells Fargo Clearing Services	8.6% Class R;	0.1%	0.0%
A/C 3809-2082	Beneficial

2801 Market Street
Saint Louis, MO 63103
S Aswathappa N Younes A Yousef	12.0% Class R;	0.1%	0.0%
TTE	Beneficial

Pediatric Healthcare Associates
C/O Fascore LLC
8515 E Orchard Rd 2T2
Greenwood Village, CO 80111
Mid Atlantic Trust Company FBO	7.0% Class R;	0.0%	0.0%
Gregory A Williams DMD PC 401K	Beneficial

PR
1251 Waterfront Place, Suite 525
Pittsburgh, PA 15222
Ascensus Trust Company FBO	11.3% Class R:	0.1%	0.0%
Frontline AG Solutions LLC 401K	Beneficial

20176
P.O. Box 10758
Denver, CO 80202
Matrix Trust Company as Agent for	11.8% Class R;	0.1%	0.0%
Advisor Trust, Inc	Beneficial

Ohio Hills Health Services 403(B)
717 17th Street, Suite 1300
Denver, CO 80202

DCGT as TTEE and/or Cust	7.4% Class R;	0.3%	0.0%
FBO PLIC Various Retirement Plans	17.6% Class R6;
	Beneficial
Omnibus

Attn NPIO Trade Desk
711 High Street
Des Moines, IA 50392
State Street Bank and Trust as TTEE	18.0% Class R;	0.3%	0.0%
and/or Custodian	11.8% Class R6;
	Beneficial
(FBO) ADP Access Product

1 Lincoln St
Boston, MA 02111-2901
Reliance Trust Company FBO	12.6% Class R6;	0.2%	0.0%
MassMutual Registered Product	Beneficial
PO Box 28004
Atlanta, GA 30358
Voya Retirement Insurance and	5.7% Class R6;	0.1%	0.0%
Annuity Company	Beneficial

Attn Valuation Unit-TN41
One Orange Way
Windsor, CT 06095
Great-West Trust Company LLC	18.3% Class R6;	0.2%	0.0%
TTEE F	Beneficial

Employee Benefits Clients 401K
8515 Orchard Rd 2T2
Greenwood Village, CO 80111

Voya Small Cap Growth Fund

	Percent of Class		Percentage of
	of Shares and		Combined Fund
	Type of	Percentage of	After the
Name and Address of Shareholder	Ownership	Fund	Reorganization*
MAC & CO A/C 719729	8.3% Class I;	8.3%	7.1%
Attn Mutual Fund Ops	Beneficial
500 Grant Street Room 151-1010
Pittsburgh, PA 15219-2502
MAC & CO A/C 842212	6.7% Class I;	6.7%	5.7%
Attn Mutual Fund Operations	Beneficial
500 Grant St RM 151-1010
Pittsburgh, PA 15219-2502
T Rowe Price Retirement Plan	55.6% Class I;	55.6%	47.2%
FBO Retirement Plan Clients	Beneficial

4515 Painters Mill Rd
Owings Mills, MD 21117-4903
John Hancock Trust Company LLC	5.0% Class I;	5.0%	4.3%
690 Canon St Ste 100	Beneficial

Westwood, MA 02090-2324
Great-West Trust Company LLC	10.7% Class I;	10.7%	9.1%
TTEE F Deseret Mutual Benefit 401K	Beneficial

8515 E Orchard Rd 2T2
Greenwood Village, CO 80111-5002
Voya Investment Management Co	100% Class R6;	0.0%	0.0%
LLC	Direct

Attn Robby Presser
230 Park Ave 13th Fl
New York, NY 10169

*On a pro forma basis, assuming that the value of the shareholder's interest in the Fund on the date of consummation of the Reorganization is the same as on July 1, 2022.

PART B

Voya Equity Trust

Statement of Additional Information

July 22, 2022

ACQUISITION OF THE ASSETS AND	BY AND IN EXCHANGE FOR SHARES OF:
LIABILITIES OF:
VOYA SMALLCAP OPPORTUNITIES	VOYA SMALL CAP GROWTH FUND
FUND
(A series of Voya Equity Trust)	(A series of Voya Equity Trust)
7337 East Doubletree Ranch Road, Suite 100	7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258-2034	Scottsdale, Arizona 85258-2034
1-800-922-0180	1-800-992-0180

This Statement of Additional Information of Voya Small Cap Growth Fund ("SAI") is available to the shareholders of Voya SmallCap Opportunities Fund ("SCO Fund"), in connection with a proposed transaction whereby all of the assets and liabilities of SCO Fund will be transferred to Voya Small Cap Growth Fund ("SCG Fund," together with SCO Fund, the "Funds", and each a "Fund"), a series of Voya Equity Trust, in exchange for shares of SCO Fund.

On April 4, 2022, SCG Fund acquired the assets of TCM Small Cap Growth Fund (the "Predecessor Fund"), a series of Professionally Managed Portfolios (the "Predecessor Trust"), a Massachusetts business trust (the "Reorganization"). Prior to the Reorganization, SCG Fund carried on no business activity, did not have prepared books of account and related records or financial statements or issued any shares except those issued in a private placement to the initial shareholder of the Fund for certain organizational matters. SCG Fund is the successor to the accounting and performance information of the Predecessor Fund.

This SAI consists of the cover page, the information set forth below and the following described documents, each of which is incorporated by reference herein and accompanies this SAI:

1.The SAI for Voya SmallCap Opportunities Fund, as supplemented, dated September 30, 2021, as filed on September 24, 2021 (File No: 811-08817) and the SAI for Voya Small Cap Growth Fund, as supplemented, dated March 11, 2022, as filed on March 8, 2022 (File No: 811-08817).

2.The audited financial statements contained in the Annual Report of Voya SmallCap Opportunities Fund dated May 31, 2021, as filed on August 6, 2021 (File No. 811-08817); the unaudited financial statements contained in the Semi-Annual Report of Voya SmallCap Opportunities Fund dated November 30, 2021, as filed on February 4, 2022 (File No. 811-08817); the audited financial statements contained in the Annual Report of TCM Small Cap Growth Fund dated September 30, 2021, as filed on December 7, 2021 (File No. 811-05037); and the unaudited financial statements contained in the Semi-Annual Report of TCM Small Cap Growth Fund, the predecessor to SCG Fund dated March 31, 2022 (File No. 811-05037). No other parts of such Annual and Semi-Annual Reports are incorporated herein by reference.

This SAI is not a prospectus. A Proxy Statement/Prospectus dated July 22, 2022, relating to the Reorganization of SCO Fund may be obtained, without charge, by writing to Voya Investment Management

1

at 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, Arizona 85258-2034 or calling 1-800-922-0180. This SAI should be read in conjunction with the Proxy Statement/Prospectus.

2

Supplemental Financial Information

Following the Reorganization, SCG will be the accounting and performance survivor.

A table showing the fees and expenses of SCO Fund and SCG Fund, and the fees and expenses of SCG Fund on a pro forma basis after giving effect to the proposed Reorganization, is included in the section entitled "How do the fees and expenses compare?" of the Proxy Statement/Prospectus.

The Reorganization is not expected to result in a material change to SCO Fund's investment portfolio due to the investment restrictions of SCG Fund. Accordingly, a schedule of investments of SCO Fund modified to reflect such change is not included.

There are no material differences in accounting policies of SCO Fund as compared to those of SCG Fund.

3

7337 EAST DOUBLETREE RANCH ROAD SUITE 100

SCOTTSDALE, ARIZONA 85258-2034

TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK AS FOLLOWS:

SCAN TO w

VIEW MATERIALS &VOTE

3 EASY WAYS TO VOTE YOUR PROXY

VOTE BY PHONE: Call toll-free 1-877-907-7646 and follow the recorded instructions.

VOTE ON THE INTERNET: Log on to Proxyvote.com and follow the online directions.

VOTE BY MAIL: Check the appropriate box on the Proxy Ballot below, sign and date the Proxy Ballot and return in the envelope provided.

If you vote via phone or the Internet, you do not need to return your Proxy Ballot. PROXY FOR A SPECIAL MEETING OF

SHAREHOLDERS TO BE HELD ON September 27, 2022.

D87413-TBD	KEEP THIS PORTION FOR YOUR RECORDS

DETACH AND RETURN THIS PORTION ONLY

THE BOARD OF TRUSTEES RECOMMENDS A VOTE FOR THE PROPOSAL.	For	Against	Abstain
1. To approve the Agreement and Plan of Reorganization (the "Agreement") by and among each Voya Equity Trust, on behalf of the Voya SmallCap	☐	☐	☐
Opportunities Fund ("SCO Fund") and Voya Small Cap Growth Fund ("SCG Fund"), providing for the reorganization of SCO Fund with and into the
SCG Fund; and

2.To transact such other business, not currently contemplated, that may properly come before the Special Meeting, or any adjournments or postponements thereof, in the discretion of the proxies or their substitutes.

To avoid the additional expense of further solicitation, we strongly urge you to review, complete and return your Proxy Ballot as soon as possible. Your vote is important regardless of the number of shares owned. If you vote via phone or the Internet, you do not need to return your Proxy Ballot.

Please vote, date and sign this proxy and return it promptly in the enclosed envelope.

This Proxy Ballot must be signed exactly as your name(s) appear(s) hereon. If as an attorney, executor, guardian or in some representative capacity or as an officer of a corporation, please add title(s) as such. Joint owners must each sign.

Signature [PLEASE SIGN WITHIN BOX]	Date	Signature [Joint Owners]	Date

Important Notice Regarding the Availability of Proxy Materials for the Special Meeting to Be Held on

September 27, 2022:

The Proxy Statement for the Special Meeting and the Notice of the Meeting are available at WWW.PROXYVOTE.COM/VOYA.

D87414-TBD

VOYA SMALLCAP OPPORTUNITIES FUND

THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD TRUSTEES

The undersigned hereby appoints Joanne F. Osberg and Todd Modic, or either of them, proxies, with full power of substitution, to vote all shares of the above referenced Portfolio, which the undersigned is entitled to vote at the Special Meeting of Shareholders to be held virtually on September 27, 2022 at 1:00 p.m. local time, and at any adjournment(s) or postponement(s) thereof, with all of the powers the undersigned would possess if then and there personally present and especially (but without limiting the general authorization and power hereby given) to vote as indicated on the proposal, as more fully described in the Proxy Statement for the Special Meeting. Shareholders must register in advance to attend the Special Meeting by visiting https://www.viewproxy.com/voya/broadridgevsm2/.

This proxy will be voted as instructed. If no specification is made, the proxy will be voted "FOR" the proposal.

PLEASE SIGN AND DATE ON THE REVERSE SIDE.

VOYA EQUITY TRUST

("Registrant")

PART C.

OTHER INFORMATION

Item 15. Indemnification

Section 4.3 of Registrant's Declaration of Trust provides the following:

(a)Subject to the exceptions and limitations contained in paragraph (b) below:

(i)every person who is, or has been, a Trustee or Officer of the Trust shall be indemnified by the Trust to the fullest extent permitted by law against all liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or Officer and against amounts paid or incurred by him in the settlement thereof; and

(ii)the word "claim", "action", "suit" or "proceeding" shall apply to all claims, actions or suits or proceedings (civil, criminal, administrative or other including appeals), actual or threatened; and the words "liability" and "expenses" shall include without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

(b)No indemnification shall be provided hereunder to a Trustee or Officer:

(i)against any liability to the Trust, a Series thereof, or the Shareholders by reason of a final adjudication by a court or other body before which a proceeding was brought or that he engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

(ii)with respect to any matter as to which he shall have been finally adjudicated not to have acted in good faith in reasonable belief that his action was in the best interest of his Trust; or

(iii)in the event of a settlement or other disposition not involving a final adjudication as provided in paragraph (b) (i) or (b) (ii) resulting in a payment by a Trustee or officer, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office:

(A)by the court or other body approving the settlement or other disposition; or

(B)based upon the review of readily available facts (as opposed to full trial-type inquiry) by (x) vote of a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter) or (y) written opinion of independent legal counsel.

(c)The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Trustee or officer may now or hereafter be entitled, shall continue as to a person who has ceased to be such Trustee or officer and shall inure to the benefit of the heirs, executors, administrators and assigns of such a person. Nothing contained herein shall affect any rights to indemnification to which personnel of the Trust other than Trustees and officers may be entitled by contract or otherwise under law.

(d)Expenses of preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in paragraph (a) of this Section 4.3 may be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he is not entitled to indemnification under this Section 4.3, provided that either:

(i)such undertaking is secured by a surety bond or some other appropriate security provided by the recipient, or the Trust shall be insured against losses arising out of any such advances; or

(ii)a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees act on the matter) or an independent legal counsel in a written opinion shall determine, based upon a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the recipient ultimately will be found entitled to indemnification.

As used in this Section 4.3, a "Disinterested Trustee" is one who is not (i) an Interested Person of the Trust (including anyone who has been exempted from being an Interested Person by any rule, regulation or order of the Commission), or (ii) involved in the claim, action, suit or proceeding.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended ("1933 Act") may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in connection with the successful defense of any action suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy, as expressed in the Act and be governed by final adjudication of such issue.

Item 16. Exhibits

1.a. Amended and Restated Declaration of Trust for Voya Equity Trust dated February 25, 2003 - Filed as an Exhibit to Post-Effective Amendment No. 43 to the Registrant's Registration Statement on Form N- 1A filed on September 30, 2003 and incorporated herein by reference.

b.Establishment and Designation of Series and Classes of Shares of Beneficial Interest, Par Value $0.01 Per Share, dated April 21, 2003 (ING Principal Protection Fund VIII) – Filed as an Exhibit to Post-

Effective Amendment No. 46 to the Registrant's Registration Statement on Form N-1A filed on January 9, 2004 and incorporated herein by reference.

c.Certificate of Amendment of Declaration of Trust and Redesignation of Series, effective June 2, 2003 (redesignation of ING Research Enhanced Index Fund to ING Disciplined LargeCap Fund) – Filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant's Registration Statement on Form N-1A filed on January 9, 2004 and incorporated herein by reference.

d.Establishment and Designation of Series and Classes of Shares of Beneficial Interest, Par Value $0.01 Per Share, dated November 1, 2003 (ING Principal Protection Fund IX) – Filed as an Exhibit to Post-

Effective Amendment No. 46 to the Registrant's Registration Statement on Form N-1A filed on January 9, 2004 and incorporated herein by reference.

e.Certificate of Establishment and Designation of Series and Classes of Shares of Beneficial Interest, Par Value $0.01 Per Share, dated January 20, 2004 (ING Principal Protection Fund X) – Filed as an Exhibit to Post-Effective Amendment No. 50 to the Registrant's Registration Statement on Form N-1A filed on April 5, 2004 and incorporated herein by reference.

f.Establishment and Designation of Series and Classes of Shares of Beneficial Interest, Par Value $0.01 Per Share, effective November 11, 2003 (ING LargeCap Value Fund) – Filed as an Exhibit to Post-

Effective Amendment No. 49 to the Registrant's Registration Statement on Form N-1A filed on January 27, 2004 and incorporated herein by reference.

g.Amended Establishment and Designation of Series and Classes of Shares of Beneficial Interest, Par Value $0.01 Per Share, effective November 11, 2003 (abolish Class Q shares from ING Principal Protection Fund VIII and ING Disciplined LargeCap Fund) – Filed as an Exhibit to Post-Effective

Amendment No. 50 to the Registrant's Registration Statement on Form N-1A filed on April 5, 2004 and incorporated herein by reference.

h.Certificate of Establishment and Designation of Series and Classes of Shares of Beneficial Interest, Par Value $0.01 Per Share, dated February 25, 2004 (ING Principal Protection Fund XI) – Filed as an Exhibit to Post-Effective Amendment No. 52 to the Registrant's Registration Statement on Form N-1A filed on May 7, 2004 and incorporated herein by reference.

i.Amended Establishment and Designation of Series and Classes of Shares of Beneficial Interest, Par Value $0.01 Per Share, effective June 15, 2004 (Class O shares for ING Financial Services Fund and ING Real Estate Fund) – Filed as an Exhibit to Post-Effective Amendment No. 54 to the Registrant's Registration Statement on Form N-1A filed on June 14, 2004 and incorporated herein by reference.

j.Amended Establishment and Designation of Series and Classes of Shares of Beneficial Interest, Par Value $0.01 Per Share, effective August 25, 2003 (abolish Class Q shares from ING Principal

Protection Fund VII) – Filed as an Exhibit to Post-Effective Amendment No. 58 to the Registrant's Registration Statement on Form N-1A filed on September 27, 2004 and incorporated herein by reference.

k.Amended Establishment and Designation of Series and Classes of Shares of Beneficial Interest, Par Value $0.01 Per Share, effective September 2, 2003 (abolish Class Q shares from ING Principal Protection Fund V) – Filed as an Exhibit to Post-Effective Amendment No. 58 to the Registrant's

Registration Statement on Form N-1A filed on September 27, 2004 and incorporated herein by reference.

l.Abolition of Series of Shares of Beneficial Interest dated October 16, 2003 (ING Large Company Value Fund) – Filed as an Exhibit to Post-Effective Amendment No. 58 to the Registrant's Registration Statement on Form N-1A filed on September 27, 2004 and incorporated herein by reference.

Abolition of Series of Shares of Beneficial Interest dated April 17, 2004 (ING Growth Opportunities

m.Fund) – Filed as an Exhibit to Post-Effective Amendment No. 58 to the Registrant's Registration

Statement on Form N-1A filed on September 27, 2004 and incorporated herein by reference.

n.Certificate of Establishment and Designation of Series and Classes of Shares of Beneficial Interest, Par Value $0.01 Per Share, dated September 2, 2004 (ING Principal Protection Fund XII) – Filed as an Exhibit to Post-Effective Amendment No. 58 to the Registrant's Registration Statement on Form N-1A filed on September 27, 2004 and incorporated herein by reference.

o.Plan of Liquidation and Dissolution of Series for ING Tax Efficient Equity Fund, effective September 3, 2004 – Filed as an exhibit to Post-Effective Amendment No. 61 to the Registrant's Registration Statement on Form N-1A filed on November 12, 2004 and incorporated herein by reference.

p.Establishment and Designation of Series and Classes of Shares of Beneficial Interest, Par Value $0.01 Per Share, effective January 31, 2005 (ING MidCap Value Choice Fund and ING SmallCap Value Choice Fund) – Filed as an Exhibit to Post-Effective Amendment No. 63 to the Registrant's Registration Statement on Form N-1A filed on January 25, 2005 and incorporated herein by reference.

q.Certificate of Establishment and Designation of Series and Classes of Shares of Beneficial Interest, Par Value $0.01 Per Share, dated January 17, 2005 (ING Principal Protection Fund XIII) – Filed as an Exhibit to Post-Effective Amendment No. 63 to the Registrant's Registration Statement on Form N-1A filed on January 25, 2005 and incorporated herein by reference.

r.Certificate of Establishment and Designation of Series and Classes of Shares of Beneficial Interest, Par Value $0.01 Per Share, dated February 1, 2005 (ING Principal Protection Fund XIV) – Filed as an Exhibit to Post-Effective Amendment No. 63 to the Registrant's Registration Statement on Form N-1A filed on January 25, 2005 and incorporated herein by reference.

s.Amended Establishment and Designation of Series and Classes of Shares of Beneficial Interest, Par Value $0.01 Per Share, effective April 29, 2005 (Class I shares of ING MidCap Value Choice Fund and ING SmallCap Value Choice Fund) – Filed as an Exhibit to Post-Effective Amendment No. 65 to the Registrant's Registration Statement on Form N-1A filed on April 28, 2005 and incorporated herein by reference.

t.Establishment and Designation of Series and Classes of Shares of Beneficial Interest, Par Value $0.01 Per Share, effective December 12, 2005 (ING Fundamental Research Fund and ING Opportunistic LargeCap Fund) – Filed as an Exhibit to Post-Effective Amendment No. 70 to the Registrant's

Registration Statement on Form N-1A filed on December 23, 2005 and incorporated herein by reference.

u.Abolition of Series of Shares of Beneficial Interest (ING Equity and Bond Fund) dated March 30, 2006

– Filed as an Exhibit to Post-Effective Amendment No. 73 to the Registrant's Registration Statement on Form N-1A filed on September 22, 2006 and incorporated herein by reference.

v.Amended Establishment and Designation of Series and Classes of Shares of Beneficial Interest, Par Value $0.01 Per Share, effective June 6, 2006 (abolish Class Q shares from ING Principal Protection Fund II, III and VI) – Filed as an Exhibit to Post-Effective Amendment No. 73 to the Registrant's Registration Statement on Form N-1A filed on September 22, 2006 and incorporated herein by reference.

w.Certificate of Amendment of Declaration of Trust and Redesignation of Series, effective October 12, 2006 (redesignation of ING Principal Protection Fund to ING Index Plus LargeCap Equity Fund) – Filed as an Exhibit to Post-Effective Amendment No. 74 to the Registrant's Registration Statement on Form

N-1A filed on October 10, 2006 and incorporated herein by reference.

x.Abolition of Series of Shares of Beneficial Interest dated October 24, 2006 (ING Convertible Fund) – Filed as an Exhibit to Post-Effective Amendment No. 79 to the Registrant's Registration Statement on Form N-1A filed on July 26, 2007 and incorporated herein by reference.

y.Certificate of Amendment of Declaration of Trust and Redesignation of Series, effective December 15, 2006 (redesignation of ING MidCap Value Choice Fund to ING Value Choice Fund) – Filed as an Exhibit to Post-Effective Amendment No. 79 to the Registrant's Registration Statement on Form N-1A filed on July 26, 2007 and incorporated herein by reference.

z.Certificate of Amendment of Declaration of Trust and Redesignation of Series, effective February 1, 2007 (redesignation of ING Principal Protection Fund II to ING Index Plus LargeCap Equity Fund II) – Filed as an Exhibit to Post-Effective Amendment No. 79 to the Registrant's Registration Statement on

Form N-1A filed on July 26, 2007 and incorporated herein by reference.

aa.Abolition of Series of Shares of Beneficial Interest dated March 12, 2007 (ING Disciplined LargeCap Fund) – Filed as an Exhibit to Post-Effective Amendment No. 79 to the Registrant's Registration

Statement on Form N-1A filed on July 26, 2007 and incorporated herein by reference.

bb.Abolition of Series of Shares of Beneficial Interest dated May 30, 2007 (ING MidCap Value Fund and ING SmallCap Value Fund) – Filed as an Exhibit to Post-Effective Amendment No. 79 to the Registrant's Registration Statement on Form N-1A filed on July 26, 2007 and incorporated herein by reference.

cc.Certificate of Amendment of Declaration of Trust and Redesignation of Series, effective June 6, 2007 (redesignation of ING Principal Protection Fund III to ING Index Plus LargeCap Equity Fund III) – Filed as an Exhibit to Post-Effective Amendment No. 79 to the Registrant's Registration Statement on Form

N-1A filed on July 26, 2007 and incorporated herein by reference.

dd.Abolition of Series of Shares of Beneficial Interest dated October 19, 2004 (ING Tax Efficient Equity Fund) – Filed as an exhibit to Post-Effective Amendment No. 82 to the Registrant's Registration Statement on Form N-1A filed on September 27, 2007 and incorporated herein by reference.

ee.Certificate of Amendment of Declaration of Trust and Redesignation of Series, effective October 9, 2007 (redesignation of ING Principal Protection Fund IV to ING Index Plus LargeCap Equity Fund IV) – Filed as an exhibit to Post-Effective Amendment No. 83 to the Registrant's Registration Statement on

Form N-1A filed on October 4, 2007 and incorporated herein by reference.

ff.Establishment and Designation of Series and Classes of Shares of Beneficial Interest, Par Value $0.01 Per Share, effective November 19, 2007 (ING Equity Dividend Fund) – Filed as an Exhibit to Post- Effective Amendment No. 86 to the Registrant's Registration Statement on Form N-1A filed on December 3, 2007 and incorporated herein by reference.

gg.Amended Establishment and Designation of Series and Classes of Shares of Beneficial Interest, Par Value $0.01 Per Share, effective November 19, 2007 (Class W shares for ING LargeCap Value Fund, ING Opportunistic LargeCap Fund, ING Real Estate Fund, ING SmallCap Opportunities Fund, ING SmallCap Value Choice Fund, and ING Value Choice Fund) – Filed as an Exhibit to Post-Effective Amendment No. 87 to the Registrant's Registration Statement on Form N-1A filed on December 14, 2007 and incorporated herein by reference.

hh.Certificate of Amendment of Declaration of Trust and Redesignation of Series, effective January 23, 2008 (redesignation of ING Principal Protection Fund V to ING Index Plus LargeCap Equity Fund V) – Filed as an Exhibit to Post-Effective Amendment No. 88 to the Registrant's Registration Statement on

Form N-1A filed on January 22, 2008 and incorporated herein by reference.

ii.Certificate of Amendment of Declaration of Trust and Redesignation of Series, effective April 23, 2008 (redesignation of ING Principal Protection Fund VI to ING Index Plus LargeCap Equity Fund VI) – Filed as an Exhibit to Post-Effective Amendment No. 90 to the Registrant's Registration Statement on Form

N-1A filed on April 23, 2008 and incorporated herein by reference.

jj.Amendment Establishment and Designation of Series and Classes of Beneficial Interest, Par Value

$0.01 Per Share, effective May 30, 2008 (Class O shares for ING MidCap Opportunities Fund and ING Value Choice Fund) – Filed as an Exhibit to Post-Effective Amendment No. 92 to the Registrant's

Registration Statement on Form N-1A filed on June 4, 2008 and incorporated herein by reference.

kk.Certificate of Amendment of Declaration of Trust and Redesignation of Series, effective June 27, 2008 (redesignation of ING Principal Protection Fund VII to ING Index Plus LargeCap Equity Fund VII) – Filed as an Exhibit to Post-Effective Amendment No. 93 to the Registrant's Registration Statement on Form

N-1A filed on June 23, 2008 and incorporated herein by reference.

ll.Certificate of Amendment of Declaration of Trust and Redesignation of Series, effective December 23, 2008 (redesignation of ING Principal Protection Fund VIII to ING Index Plus LargeCap Equity Fund VIII)

– Filed as an Exhibit to Post-Effective Amendment No. 97 to the Registrant's Registration Statement on Form N-1A filed on December 18, 2008 and incorporated herein by reference.

mm.Certificate of Amendment of Declaration of Trust and Redesignation of Series, effective April 22, 2009 (redesignation of ING Principal Protection Fund IX to ING Index Plus LargeCap Equity Fund IX) – Filed as an Exhibit to Post-Effective Amendment No. 99 to the Registrant's Registration Statement on Form

N-1A filed on April 15, 2009 and incorporated herein by reference.

nn.Amended Establishment and Designation of Series and Classes of Shares of Beneficial Interest, Par Value $0.01 Per Share, effective June 1, 2009 (Class W shares for ING Equity Dividend Fund and ING MidCap Opportunities Fund) - Filed as an Exhibit to Post-Effective Amendment No. 100 to the Registrant's Registration Statement on Form N-1A filed on May 29, 2009 and incorporated herein by reference.

oo.Plan of Liquidation and Dissolution of Series for ING Index Plus LargeCap Equity Fund VIII, effective July 13, 2009 – Filed as an Exhibit to Post-Effective Amendment No. 103 to the Registrant's

Registration Statement on Form N-1A filed on August 14, 2009 and incorporated herein by reference.

pp.Plan of Liquidation and Dissolution of Series for ING Index Plus LargeCap Equity Fund IX, effective July 13, 2009 – Filed as an Exhibit to Post-Effective Amendment No. 103 to the Registrant's Registration

Statement on Form N-1A filed on August 14, 2009 and incorporated herein by reference.

qq.Certificate of Amendment of Declaration of Trust and Redesignation of Series, effective August 17, 2009 (redesignation of ING Principal Protection Fund X to ING Index Plus LargeCap Equity Fund X) – Filed as an Exhibit to Post-Effective Amendment No. 106 to the Registrant's Registration Statement on

Form N-1A filed on September 24, 2010 and incorporated herein by reference.

rr.Abolition of Series of Shares of Beneficial Interest dated September 14, 2009 (ING Index Plus LargeCap Equity Fund VIII and ING Index Plus LargeCap Equity Fund IX) – Filed as an Exhibit to Post-

Effective Amendment No. 106 to the Registrant's Registration Statement on Form N-1A filed on September 24, 2010 and incorporated herein by reference.

ss.Amended Certificate of Establishment and Designation of Series and Classes of Shares of Beneficial Interest, Par Value $0.01 Per Share, effective September 30, 2009 (Class W shares for ING Growth Opportunities Fund) – Filed as an Exhibit to Post-Effective Amendment No. 104 to the Registrant's

Registration Statement on Form N-1A filed on September 25, 2009 and incorporated herein by reference.

tt.Certificate of Amendment of Declaration of Trust, effective November 20, 2009 – Filed as an Exhibit to Post-Effective Amendment No. 106 to the Registrant's Registration Statement on Form N-1A filed on September 24, 2010 and incorporated herein by reference.

uu.Amended Establishment and Designation of Series and Classes of Shares of Beneficial Interest, Par Value $0.01 Per Share, effective December 7, 2009 (abolish Class Q shares from ING Growth Opportunities Fund, ING MidCap Opportunities Fund, ING Real Estate Fund, and ING SmallCap Opportunities Fund) – Filed as an Exhibit to Post-Effective Amendment No. 106 to the Registrant's

Registration Statement on Form N-1A filed on September 24, 2010 and incorporated herein by reference.

vv.Abolition of Series of shares of Beneficial Interest dated February 8, 2010 (ING SmallCap Value Multi- Manager Fund) – Filed as an Exhibit to Post-Effective Amendment No. 106 to the Registrant's

Registration Statement on Form N-1A filed on September 24, 2010 and incorporated herein by reference.

ww.Abolition of Series of Shares of Beneficial Interest dated March 25, 2010 (ING Principal Protection Fund XIII and ING Principal Protection Fund XIV) – Filed as an Exhibit to Post-Effective Amendment No.

106 to the Registrant's Registration Statement on Form N-1A filed on September 24, 2010 and incorporated herein by reference.

xx.Plan of Liquidation and Dissolution of Series for ING Index Plus LargeCap Equity Fund X, effective September 14, 2009 – Filed as an Exhibit to Post-Effective Amendment No. 106 to the Registrant's

Registration Statement on Form N-1A filed on September 24, 2010 and incorporated herein by reference.

yy.Plan of Liquidation and Dissolution of Series for ING Principal Protection Fund XI, effective September 14, 2009 – Filed as an Exhibit to Post-Effective Amendment No. 106 to the Registrant's Registration

Statement on Form N-1A filed on September 24, 2010 and incorporated herein by reference.

zz.Plan of Liquidation and Dissolution of Series for ING Principal Protection Fund XII, effective December 1, 2009 – Filed as an Exhibit to Post-Effective Amendment No. 106 to the Registrant's Registration Statement on Form N-1A filed on September 24, 2010 and incorporated herein by reference.

aaa.Plan of Recapitalization of Class Q shares as Class W shares for ING Growth Opportunities Fund, ING MidCap Opportunities Fund, ING Real Estate Fund, and ING SmallCap Opportunities Fund, effective September 10, 2009 – Filed as an Exhibit to Post-Effective Amendment No. 106 to the Registrant's

Registration Statement on Form N-1A filed on September 24, 2010 and incorporated herein by reference.

bbbAbolition of Series of Shares of Beneficial Interest dated June 28, 2010 (ING Index Plus LargeCap Equity Fund X and ING Principal Protection Fund XI) – Filed as an Exhibit to Post-Effective Amendment

No. 106 to the Registrant's Registration Statement on Form N-1A filed on September 24, 2010 and incorporated herein by reference.

ccc.Abolition of Series of Shares of Beneficial Interest dated August 23, 2010 (ING Opportunistic LargeCap Fund) – Filed as an Exhibit to Post-Effective Amendment No. 106 to the Registrant's

Registration Statement on Form N-1A filed on September 24, 2010 and incorporated herein by reference.

ddd.Abolition of Series of Shares of Beneficial Interest dated January 2, 2011 (ING Index Plus LargeCap Equity Fund X and ING Principal Protection Fund XI) – Filed as an Exhibit to Post-Effective Amendment

No. 109 to the Registrant's Registration Statement on Form N-1A filed on August 4, 2011 and incorporated herein by reference.

eee.Amended Establishment and Designation of Series and Classes of Shares of Beneficial Interest, Par Value $0.01 Per Share, effective July 1, 2011 (Class R shares for ING Equity Divided Fund, ING MidCap Opportunities Fund, ING Real Estate Fund, and ING Value Choice Fund) – Filed as an Exhibit to Post-Effective Amendment No. 109 to the Registrant's Registration Statement on Form N-1A filed on August 4, 2011 and incorporated herein by reference.

fff.Amended Certificate of Establishment and Designation of Series and Classes of Shares of Beneficial Interest, Par Value $0.01 Per Share, effective July 1, 2011 (Class R shares of ING Growth Opportunities Fund and ING SmallCap Opportunities Fund) – Filed as an Exhibit to Post-Effective

Amendment No. 109 to the Registrant's Registration Statement on Form N-1A filed on August 4, 2011 and incorporated herein by reference.

ggg.Establishment and Designation of Series and Classes of Shares of Beneficial Interest, Par Value $0.01 Per Share, effective July 15, 2011 (Class I shares for ING Mid Cap Value Fund) – Filed as an Exhibit to Post-Effective Amendment No. 111 to the Registrant's Registration Statement on Form N-1A filed on September 27, 2011 and incorporated herein by reference.

hhh.Certificate of Amendment of Declaration of Trust and Redesignation of Series, effective May 18, 2012 (ING Equity Dividend Fund to ING Large Cap Value Fund) – Filed as an Exhibit to Post-Effective

Amendment No. 113 to the Registrant's Registration Statement on Form N-1A filed on July 27, 2012 and incorporated herein by reference.

iii.Amended Establishment and Designation of Series and Classes of Beneficial Interest, Par Value $0.01 Per Share, effective January 9, 2013 (Class O shares for ING Large Cap Value Fund) – Filed as an Exhibit to Post-Effective Amendment No. 120 to the Registrant's Registration Statement on Form N-1A filed on January 25, 2013 and incorporated herein by reference.

jjj.Amended Certificate of Establishment and Designation of Series and Classes of Beneficial Interest, Par Value $0.01 Per Share, effective May 22, 2013 (Class R6 shares of ING SmallCap Opportunities Fund) – Filed as an Exhibit to Post-Effective Amendment No. 126 to the Registrant's Registration

Statement on Form N-1A filed on May 31, 2013 and incorporated herein by reference.

kkk.Amended Establishment and Designation of Series and Classes of Beneficial Interest, Par Value $0.01 Per Share, effective May 22, 2013 (Class R6 shares of ING Large Cap Value Fund and ING MidCap Opportunities Fund) – Filed as an Exhibit to Post-Effective Amendment No. 126 to the Registrant's

Registration Statement on Form N-1A filed on May 31, 2013 and incorporated herein by reference.

lll.Certificate of Amendment of Declaration of Trust and Redesignation of Series, effective December 17, 2007 (Redesignation of ING SmallCap Value Choice Fund to ING SmallCap Value Multi-Manager Fund)

– Filed as an Exhibit to Post-Effective Amendment No. 129 to the Registrant's Registration Statement

on Form N-1A filed on September 25, 2013 and incorporated herein by reference.

mmm.Abolition of Series of Shares of Beneficial Interest dated September 29, 2008 (ING LargeCap Value Fund) – Filed as an Exhibit to Post-Effective Amendment No. 129 to the Registrant's Registration Statement on Form N-1A filed on September 25, 2013 and incorporated herein by reference.

nnn.Abolition of Series of Shares of Beneficial Interest dated November 10, 2008 (ING Index Plus LargeCap Equity Funds I-VII) – Filed as an Exhibit to Post-Effective Amendment No. 129 to the Registrant's Registration Statement on Form N-1A filed on September 25, 2013 and incorporated herein by reference.

ooo.Certificate of Amendment of Declaration of Trust and Redesignation of Series, effective January 26, 2009 (Redesignation of ING LargeCap Growth Fund to ING Growth Opportunities Fund) – Filed as an Exhibit to Post-Effective Amendment No. 129 to the Registrant's Registration Statement on Form N-1A filed on September 25, 2013 and incorporated herein by reference.

pppAbolition of Series of Shares of Beneficial Interest dated February 9, 2009 (ING Financial Services Fund and ING Fundamental Research Fund) – Filed as an Exhibit to Post-Effective Amendment No.

129 to the Registrant's Registration Statement on Form N-1A filed on September 25, 2013 and incorporated herein by reference.

qqq.Abolition of Series of Shares of Beneficial Interest dated January 3, 2011 (ING Principal Protection Fund XII) – Filed as an Exhibit to Post-Effective Amendment No. 129 to the Registrant's Registration

Statement on Form N-1A filed on September 25, 2013 and incorporated herein by reference.

rrr.Abolition of Series of Shares of Beneficial Interest dated July 15, 2013 (ING Value Choice Fund) – Filed as an Exhibit to Post-Effective Amendment No. 129 to the Registrant's Registration Statement on

Form N-1A filed on September 25, 2013 and incorporated herein by reference.

sss.Certificate of Amendment of Amended and Restated Declaration of Trust and Redesignation of Series, effective May 1, 2014 (Redesignation of the Trust to Voya Equity Trust of ING Growth Opportunities Fund to Voya Growth Opportunities Fund, of ING Large Cap Value Fund to Voya Large Cap Value Fund, of ING MidCap Opportunities Fund to Voya MidCap Opportunities Fund, of ING Mid Cap Value Fund to Voya Multi-Manager Mid Cap Value Fund, of ING Real Estate Fund to Voya Real Estate Fund, and of ING SmallCap Opportunities Fund to Voya SmallCap Opportunities Fund) – Filed as an Exhibit to Post-

Effective Amendment No. 131 to the Registrant's Registration Statement on Form N-1A filed on May 29, 2014 and incorporated herein by reference.

ttt.Amended Establishment and Designation of Series and Classes of Shares of Beneficial Interest, Par Value $0.01 Per Share, effective June 11, 2014 (Class R6 shares for Voya Real Estate Fund) – Filed as an Exhibit to Post-Effective Amendment No. 133 to the Registrant's Registration Statement on

Form N-1A filed on June 27, 2014 and incorporated herein by reference.

uuu.Amended Certificate of Establishment and Designation of Series and Classes of Shares of Beneficial Interest, Par Value $0.01 Per Share, effective April 24, 2015 (Class R6 shares for Voya Growth Opportunities Fund) – Filed as an Exhibit to Post-Effective Amendment No. 138 to the Registrant's

Registration Statement on Form N-1A filed on May 22, 2015 and incorporated herein by reference.

vvv.Certificate of Amendment of Declaration of Trust and Redesignation of Series, effective October 23, 2015 (Redesignation of Voya Growth Opportunities Fund to Voya Large-Cap Growth Fund) – Filed as an Exhibit to Post-Effective Amendment No. 144 to the Registrant's Registration Statement on Form

N-1A filed on September 27, 2016 and incorporated herein by reference.

www.Establishment and Designation of Series and Classes of Shares of Beneficial Interest, Par Value $0.01 Per Share, effective November 22, 2016 (Class A, Class I, and Class R6 shares of Voya SMID Cap Growth Fund) – Filed as an Exhibit to Post-Effective Amendment No. 146 to the Registrant's

Registration Statement on Form N-1A filed on December 2, 2016 and incorporated herein by reference.

xxx.Establishment and Designation of Series and Classes of Shares of Beneficial Interest, Par Value $0.01 Per Share, effective November 22, 2016 (Class A and Class I shares of Voya U.S. High Dividend Low Volatility Fund) – Filed as an Exhibit to Post-Effective Amendment No. 146 to the Registrant's

Registration Statement on Form N-1A filed on December 2, 2016 and incorporated herein by reference.

yyy.Amended Certificate of Establishment and Designation of Series and Classes of Shares of Beneficial Interest, Par Value $0.01 Per Share, effective March 1, 2017 (abolish Class T shares from Voya SmallCap Opportunities Fund) – Filed as an Exhibit to Post-Effective Amendment No. 159 to the Registrant's Registration Statement on Form N-1A filed on September 26, 2018 and incorporated herein by reference.

zzz.Amended Certificate of Establishment and Designation of Series and Classes of Shares of Beneficial Interest, Par Value $0.01 Per Share, effective March 3, 2017 (Class T shares of Voya Large-Cap Growth Fund and Voya SmallCap Opportunities Fund) – Filed as an Exhibit to Post-Effective

Amendment No. 149 to the Registrant's Registration Statement on Form N-1A filed on May 25, 2017 and incorporated herein by reference.

aaaa.Amended Establishment and Designation of Series and Classes of Shares of Beneficial Interest, Par Value $0.01 Per Share, effective March 3, 2017 (Class T shares of Voya Large Cap Value Fund, Voya MidCap Opportunities Fund, Voya Real Estate Fund, Voya SMID Cap Growth Fund, and Voya U.S. High Dividend Low Volatility Fund) – Filed as an Exhibit to Post-Effective Amendment No. 149 to the Registrant's Registration Statement on Form N-1A filed on May 25, 2017 and incorporated herein by reference.

bbbb.Amended Certificate of Establishment and Designation of Series and Classes of Shares of Beneficial Interest, Par Value $0.01 Per Share, effective May 8, 2017 (abolish Class B shares from Voya Large- Cap Growth Fund and Voya SmallCap Opportunities Fund) – Filed as an Exhibit to Post-Effective

Amendment No. 154 to the Registrant's Registration Statement on Form N-1A filed on November 15, 2017 and incorporated herein by reference.

cccc.Amended Establishment and Designation of Series and Classes of Shares of Beneficial Interest, Par Value $0.01 Per Share, effective May 8, 2017 (abolish Class B shares from Voya Large Cap Value Fund, Voya MidCap Opportunities Fund, and Voya Real Estate Fund) – Filed as an Exhibit to Post-

Effective Amendment No. 154 to the Registrant's Registration Statement on Form N-1A filed on November 15, 2017 and incorporated herein by reference.

dddd.Amended Establishment and Designation and Amended Certificate of Establishment and Designation of Series and Classes of Shares of Beneficial Interest, Par Value $0.01 Per Share effective January 12, 2018 (establishing Class P3 shares for Voya Large-Cap Growth Fund, Voya Large Cap Value Fund, Voya MidCap Opportunities Fund, Voya Multi-Manager Mid Cap Value Fund, Voya Real Estate Fund, Voya SmallCap Opportunities Fund, and Voya SMID Cap Growth Fund) – Filed as an Exhibit to Post-

Effective Amendment No. 156 to the Registrant's Registration Statement on Form N-1A filed on February 7, 2018 and incorporated herein by reference.

eeee.Amended Establishment and Designation of Series and Classes of Shares of Beneficial Interest, Par Value $0.01 Per Share, effective September 18, 2018 (establishing Class P3 shares for Voya U.S. High Dividend Low Volatility Fund) – Filed as an Exhibit to Post-Effective Amendment No. 159 to the Registrant's Registration Statement on Form N-1A filed on September 26, 2018 and incorporated herein by reference.

ffff.Amended Establishment and Designation of Series and Classes of Shares of Beneficial Interest, Par Value $0.01 Per Share, effective January 28, 2019 (establishing Class P shares for Voya Multi- Manager Mid Cap Value Fund) – Filed as an Exhibit to Post-Effective Amendment No. 162 to the Registrant's Registration Statement on Form N-1A filed on February 26, 2019 and incorporated herein by reference.

gggg.Establishment and Designation of Series and Classes of Shares of Beneficial Interest, Par Value $0.01 Per Share, effective June 3, 2019 (Voya Corporate Leaders 100 Fund II, Voya Global Multi-Asset Fund II, Voya Mid Cap Research Enhanced Index Fund II, and Voya Small Company Fund II) – Filed as an Exhibit to Post-Effective Amendment No. 166 to the Registrant's Registration Statement on Form N-1A filed on September 27, 2019 and incorporated herein by reference.

hhhh.Certificate of Amendment of Amended and Restated Declaration of Trust, effective September 12, 2019 (rewording section 2.11 of the Amended and Restated Declaration of Trust) – Filed as an Exhibit to Post-Effective Amendment No. 171 to the Registrant's Registration Statement on Form N-1A filed on September 28, 2020 and incorporated herein by reference.

iiii.Amended Establishment and Designation of Series and Classes of Shares of Beneficial Interest, Par Value $0.01 Per Share, effective September 23, 2019 (establishing Class R6 shares for Voya U.S. High Dividend Low Volatility Fund) – Filed as an Exhibit to Post-Effective Amendment No. 166 to the Registrant's Registration Statement on Form N-1A filed on September 27, 2019 and incorporated herein by reference.

jjjj.Certificate of Amendment of Amended and Restated Declaration of Trust and Redesignation of Series, effective November 8, 2019 (Redesignation of Voya Corporate Leaders® 100 Fund II to Voya Corporate Leaders® 100 Fund, of Voya Global Multi-Asset Fund II to Voya Global Multi-Asset Fund, of Voya Mid Cap Research Enhanced Index Fund II to Voya Mid Cap Research Enhanced Index Fund, and of Voya Small Company Fund II to Voya Small Company Fund) – Filed as an Exhibit to Post-Effective

Amendment No. 171 to the Registrant's Registration Statement on Form N-1A filed on September 28, 2020 and incorporated herein by reference.

kkkk.Amended Establishment and Designation of Series and Classes of Shares of Beneficial Interest, Par Value $0.01 Per Share, effective November 25, 2019 (abolish Class O shares from Voya Corporate Leaders® 100 Fund, Voya Global Multi-Asset Fund, Voya Large Cap Value Fund, Voya Mid Cap Research Enhanced Index Fund, Voya MidCap Opportunities Fund, Voya Real Estate Fund, and Voya Small Company Fund) – Filed as an Exhibit to Post-Effective Amendment No. 171 to the Registrant's

Registration Statement on Form N-1A filed on September 28, 2020 and incorporated herein by reference.

llll.Plan of Liquidation and Dissolution of Series for Voya SMID Cap Growth Fund, effective January 29, 2020 – Filed as an Exhibit to Post-Effective Amendment No. 171 to the Registrant's Registration

Statement on Form N-1A filed on September 28, 2020 and incorporated herein by reference.

mmmm.Abolition of Series of Shares of Beneficial Interest dated March 27, 2020 (Voya Real Estate Fund) – Filed as an Exhibit to Post-Effective Amendment No. 171 to the Registrant's Registration Statement on

Form N-1A filed on September 28, 2020 and incorporated herein by reference.

nnnn.Abolition of Series of Shares of Beneficial Interest dated July 28, 2021 (Voya SMID Cap Growth Fund)

– Filed as an Exhibit to Post-Effective Amendment No. 173 to the Registrant's Registration Statement on Form N-1A filed on September 24, 2021 and incorporated herein by reference.

oooo.Certificate of Amendment of Amended and Restated Declaration of Trust dated July 23, 2021 (amending section 10.7 of the Amended and Restated Declaration of Trust) – Filed as an Exhibit to

Post-Effective Amendment No. 175 to the Registrant's Registration Statement on Form N-1A filed on March 8, 2022 and incorporated herein by reference.

pppp.Establishment and Designation of Series and Classes of Shares of Beneficial Interest, Par Value $0.01 Per Share, effective February 10, 2022 (Voya Small Cap Growth Fund) - Filed as an Exhibit to Post-

Effective Amendment No. 175 to the Registrant's Registration Statement on Form N-1A filed on March 8, 2022 and incorporated herein by reference.

2.a. Amended and Restated By-Laws dated March 18, 2018 – Filed as an Exhibit to Post-Effective Amendment No. 159 to the Registrant's Registration Statement on Form N-1A filed on September 26, 2018 and incorporated herein by reference.

3.Not applicable.

4.Agreement and Plan of Reorganization between TCM Small Cap Growth Fund, a series of Professionally Managed Portfolios, and Voya Small Cap Growth Fund, a series of Voya Equity Trust – Attached as Appendix A to the Proxy Statement/Prospectus.

5.N/A

6.a. Amended and Restated Investment Management Agreement dated November 18, 2014, as amended and restated on May 1, 2015, between Voya Investments, LLC and Voya Equity Trust – Filed as an Exhibit to Post-Effective Amendment No. 138 to the Registrant's Registration Statement on Form N-1A filed on May 22, 2015 and incorporated herein by reference.

i.Side Letter dated October 1, 2021 to the Amended and Restated Investment Management Agreement dated November 18, 2014, as amended and restated on May 1, 2015, with regard to Class P shares for Voya Multi-Manager Mid Cap Value Fund for the period from October 1, 2021 through October 1, 2022 – Filed as an Exhibit to Post-Effective Amendment No. 173 to the Registrant's Registration Statement on Form N-1A filed on September 24, 2021 and incorporated herein by reference.

ii.Side Letter dated October 1, 2021 to the Amended and Restated Investment Management Agreement dated November 18, 2014, as amended and restated on May 1, 2015, with regard to Voya Small Company Fund for the period from October 1, 2021 through October 1, 2022 – Filed as an Exhibit to Post-Effective Amendment No. 173 to the Registrant's Registration Statement on Form N-1A filed on September 24, 2021 and incorporated herein by reference.

iii.Amended Schedule A effective April 4, 2022, to the Amended and Restated Investment Management Agreement, dated November 18, 2014, as amended and restated on May 1, 2015 – Filed as an Exhibit to Post-Effective Amendment No. 175 to the Registrant's Registration Statement on Form N-1A filed on March 8, 2022 and incorporated herein by reference.

iv.Amended Schedules B and C dated September 2020 to the Amended and Restated Investment Management Agreement, dated November 18, 2014, as amended and restated on May 1, 2015 – Filed as an Exhibit to Post-Effective Amendment No. 171 to the

Registrant's Registration Statement on Form N-1A filed on September 28, 2020 and incorporated herein by reference.

b.Amended and Restated Investment Management Agreement dated November 18, 2014, as amended and restated on May 1, 2015, between Voya Investments, LLC and Voya Equity Trust with regard to Voya Large-Cap Growth Fund – Filed as an Exhibit to Post-Effective Amendment No. 138 to the Registrant's Registration Statement on Form N-1A filed on May 22, 2015 and incorporated herein by reference.

i.Amended Schedule A dated August 1, 2017 to the Amended and Restated Investment Management Agreement dated November 18, 2014, as amended and restated on May 1, 2015, between Voya Investments, LLC and Voya Equity Trust with regard to Voya Large-Cap Growth Fund – Filed as an Exhibit to Post-Effective Amendment No. 152 to the Registrant's

Registration Statement on Form N-1A filed on September 26, 2017 and incorporated herein by reference.

ii.Amended Schedules B and C dated September 2020 to the Amended and Restated Investment Management Agreement dated November 18, 2014, as amended and restated on May 1, 2015, between Voya Investments, LLC and Voya Equity Trust with regard to Voya Large-Cap Growth Fund – Filed as an Exhibit to Post-Effective Amendment No. 171 to the

Registrant's Registration Statement on Form N-1A filed on September 28, 2020 and incorporated herein by reference.

c.Sub-Advisory Agreement effective November 18, 2014 between Voya Investments, LLC and Voya Investment Management Co. LLC – Filed as an Exhibit to Post-Effective Amendment No. 137 to the

Registrant's Registration Statement on Form N-1A filed on March 27, 2015 and incorporated herein by reference.

i.Amended Schedule A (with redaction) effective April 4, 2022, to the Sub-Advisory Agreement dated November 18, 2014, between Voya Investments, LLC and Voya Investment Management Co. LLC – Filed as an Exhibit to Post-Effective Amendment No. 175 to the Registrant's Registration Statement on Form N-1A filed on March 8, 2022 and incorporated herein by reference.

d.Sub-Advisory Agreement (with redaction) effective November 18, 2014 between Voya Investments, LLC and LSV Asset Management – Filed as an Exhibit to Post-Effective Amendment No. 138 to the Registrant's Registration Statement on Form N-1A filed on May 22, 2015 and incorporated herein by reference.

e.Sub-Advisory Agreement (with redaction) dated September 17, 2018 between Voya Investments, LLC and Hahn Capital Management, LLC – Filed as an Exhibit to Post-Effective Amendment No. 162 to the Registrant's Registration Statement on Form N-1A filed on February 26, 2019 and incorporated herein by reference.

f.Expense Limitation Agreement between Voya Equity Trust and Voya Investments, LLC effective January 1, 2016 – Filed as an Exhibit to Post-Effective Amendment No. 144 to the Registrant's Registration

Statement on Form N-1A filed on September 27, 2016 and incorporated herein by reference.

i.Expense Limitation Recoupment Letter dated January 1, 2016 between Voya Investments, LLC and Voya Equity Trust for Voya MidCap Opportunities Fund and Voya SmallCap Opportunities Fund – Filed as an Exhibit to Post-Effective Amendment No. 144 to the

Registrant's Registration Statement on Form N-1A filed on September 27, 2016 and incorporated herein by reference.

ii.Fee Waiver Letter dated January 1, 2021 between Voya Investments, LLC and Voya Equity Trust with regard to Voya MidCap Opportunities Fund, for the period from January 1, 2021 through October 1, 2022 – Filed as an Exhibit to Post-Effective Amendment No. 173 to the Registrant's Registration Statement on Form N-1A filed on September 24, 2021 and incorporated herein by reference.

iii.Fee Waiver Letter dated January 1, 2021 between Voya Investments, LLC and Voya Equity Trust with regard to Voya SmallCap Opportunities Fund, for the period from January 1, 2021 through October 1, 2022 – Filed as an Exhibit to Post-Effective Amendment No. 173 to the Registrant's Registration Statement on Form N-1A filed on September 24, 2021 and incorporated herein by reference.

iv.Fee Waiver Letter dated October 1, 2021 between Voya Investments, LLC and Voya Equity Trust with regard to Voya Large Cap Value Fund, for the period from October 1, 2021 through October 1, 2022 – Filed as an Exhibit to Post-Effective Amendment No. 173 to the Registrant's Registration Statement on Form N-1A filed on September 24, 2021 and incorporated herein by reference.

v.Fee Waiver Letter dated October 1, 2021 between Voya Investments, LLC and Voya Equity Trust with regard to Voya Corporate Leaders® 100 Fund, for the period from October 1, 2021 through October 1, 2022 – Filed as an Exhibit to Post-Effective Amendment No. 173 to the Registrant's Registration Statement on Form N-1A filed on September 24, 2021 and incorporated herein by reference.

vi.Fee Waiver Letter dated October 1, 2021 between Voya Investments, LLC and Voya Equity Trust with regard to Voya Mid Cap Research Enhanced Index Fund, for the period from October 1, 2021 through October 1, 2022 – Filed as an Exhibit to Post-Effective Amendment No. 173 to the Registrant's Registration Statement on Form N-1A filed on September 24, 2021 and incorporated herein by reference.

vii.Fee Waiver Letter dated October 1, 2021 between Voya Investments, LLC and Voya Equity Trust with regard to Voya Small Company Fund, for the period from October 1, 2021 through October 1, 2022 – Filed as an Exhibit to Post-Effective Amendment No. 173 to the Registrant's Registration Statement on Form N-1A filed on September 24, 2021 and incorporated herein by reference.

viii.Amended Schedule A effective April 4, 2022, to the Expense Limitation Agreement between Voya Equity Trust and Voya Investments, LLC effective January 1, 2016 – Filed as an Exhibit to Post-Effective Amendment No. 175 to the Registrant's Registration Statement on Form N-1A filed on March 8, 2022 and incorporated herein by reference.

g.Amended and Restated Expense Limitation Agreement effective January 1, 2016, as amended and restated on May 31, 2017, by and among Voya Investments, LLC, Voya Investments Distributor, LLC and Voya Equity Trust, with regard to Voya Large-Cap Growth Fund (formerly, Voya Growth

Opportunities Fund) – Filed as an Exhibit to Post-Effective Amendment No. 149 to the Registrant's Registration Statement on Form N-1A filed on May 25, 2017 and incorporated herein by reference.

i.Amended Schedule A effective February 9, 2018 to the Amended and Restated Expense Limitation Agreement effective January 1, 2016, as amended and restated on May 31, 2017 by and among Voya Investments LLC, Voya Investments Distributor, LLC and Voya Equity Trust – Filed as an Exhibit to Post-Effective Amendment No. 156 to the Registrant's

Registration Statement on Form N-1A filed on February 7, 2018 and incorporated herein by reference.

ii.Fee Waiver Letter dated October 1, 2021 between Voya Equity Trust and Voya Investments,

LLC with regard to Voya Large-Cap Growth Fund (Class A, Class C, Class I, Class R, Class R6, Class T, and Class W shares), for the period from October 1, 2021 through October 1, 2022

– Filed as an Exhibit to Post-Effective Amendment No. 173 to the Registrant's Registration Statement on Form N-1A filed on September 24, 2021 and incorporated herein by reference.

7.a. Amended and Restated Underwriting Agreement dated November 18, 2014, as amended and restated on December 1, 2017, between Voya Equity Trust and Voya Investments Distributor, LLC – Filed as an Exhibit to Post-Effective Amendment No. 159 to the Registrant's Registration Statement on

Form N-1A filed on September 26, 2018 and incorporated herein by reference.

i.Amended Schedule A dated November 19, 2020, to the Amended and Restated Underwriting Agreement dated April 4, 2022, as amended and restated on December 1, 2017, between Voya Equity Trust and Voya Investments Distributor, LLC – Filed as an Exhibit to Post-Effective Amendment No. 175 to the Registrant's Registration Statement on Form N-1A filed on March 8, 2022 and incorporated herein by reference.

b.Underwriting Agreement dated November 18, 2014 between Voya Equity Trust and Voya Investments Distributor, LLC with regard to Voya Large-Cap Growth Fund (formerly, Voya Growth Opportunities Fund) – Filed as an Exhibit to Post-Effective Amendment No. 137 to the Registrant's Registration

Statement on Form N-1A filed on March 27, 2015 and incorporated herein by reference.

i.Amended Schedule A dated November 19, 2015 to the Underwriting Agreement between Voya Equity Trust and Voya Investments Distributor, LLC, dated November 18, 2014 with regard to Voya Large-Cap Growth Fund – Filed as an Exhibit to Post-Effective Amendment

No. 144 to the Registrant's Registration Statement on Form N-1A filed on September 27, 2016 and incorporated herein by reference.

8.	Not applicable.

9.a. Custody Agreement dated January 6, 2003 between Voya Equity Trust and the Bank of New York Mellon (formerly, The Bank of New York) – Filed as an Exhibit to Post-Effective Amendment No. 49 to the Registrant's Registration Statement on Form N-1A filed on January 27, 2004 and incorporated herein by reference.

i.Amended Exhibit A effective April 4, 2022, to the Custody Agreement dated January 6, 2003 between Voya Equity Trust and The Bank of New York Mellon – Filed as an Exhibit to Post-Effective Amendment No. 175 to the Registrant's Registration Statement on Form N- 1A filed on March 8, 2022 and incorporated herein by reference.

ii.Amendment dated January 1, 2019 to the Custody Agreement dated January 6, 2003 between Voya Equity Trust and The Bank of New York Mellon – Filed as an Exhibit to Post-

Effective Amendment No. 162 to the Registrant's Registration Statement on Form N-1A filed on February 26, 2019 and incorporated herein by reference.

b.Foreign Custody Manager Agreement dated January 6, 2003 between Voya Equity Trust and The Bank of New York Mellon – Filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant's Registration Statement on Form N-1A filed on January 9, 2004 and incorporated herein by reference.

i.Amendment dated September 6, 2012 to the Foreign Custody Manager Agreement dated January 6, 2003 between Voya Equity Trust and The Bank of New York Mellon – Filed as an Exhibit to Post-Effective Amendment No. 173 to the Registrant's Registration Statement on Form N-1A filed on September 24, 2021 and incorporated herein by reference.

ii.Amendment dated July 13, 2021 to the Foreign Custody Manager Agreement dated January 6, 2003 between Voya Equity Trust and The Bank of New York Mellon – Filed as an Exhibit to Post-Effective Amendment No. 173 to the Registrant's Registration Statement on Form N-1A filed on September 24, 2021 and incorporated herein by reference.

iii.Amended Exhibit A dated April 4, 2022, to the Foreign Custody Manager Agreement dated January 6, 2003 between Voya Equity Trust and the Bank of New York Mellon – Filed as an

Exhibit to Post-Effective Amendment No. 175 to the Registrant's Registration Statement on

Form N-1A filed on March 8, 2022 and incorporated herein by reference.

iv.Amended Schedule 2 dated July 21, 2021 to the Foreign Custody Manager Agreement with the Bank of New York Mellon – Filed as an Exhibit to Post-Effective Amendment No. 173 to the Registrant's Registration Statement on Form N-1A filed on September 24, 2021 and incorporated herein by reference.

c.Securities Lending Agreement and Guaranty dated August 7, 2003 between each Investment Company listed in Exhibit A and the Bank of New York Mellon (formerly, Bank of New York) - Filed as an Exhibit to Post-Effective Amendment No. 43 to the Registrant's Registration Statement on Form N- 1A filed on September 30, 2003 and incorporated herein by reference.

i.Amended Exhibit A dated April 4, 2022, with regard to the Securities Lending Agreement and Guaranty dated August 7, 2003 between Voya Equity Trust and Bank of New York Mellon – Filed as an Exhibit to Post-Effective Amendment No. 175 to the Registrant's Registration Statement on Form N-1A filed on March 8, 2022 and incorporated herein by reference.

ii.Amendment, effective October 1, 2011, to Securities Lending Agreement and Guaranty, dated August 7, 2003, between Voya Equity Trust and The Bank of New York Mellon – Filed as an Exhibit to Post-Effective Amendment No. 159 to the Registrant's Registration

Statement on Form N-1A filed on September 26, 2018 and incorporated herein by reference.

iii.Amendment, effective March 21, 2019, to Securities Lending Agreement and Guaranty, dated August 7, 2003, between Voya Equity Trust and The Bank of New York Mellon – Filed as an Exhibit to Post-Effective Amendment No. 166 to the Registrant's Registration

Statement on Form N-1A filed on September 27, 2019 and incorporated herein by reference.

iv.Amendment, effective March 26, 2019, to Securities Lending Agreement and Guaranty, dated August 7, 2003, between Voya Equity Trust and The Bank of New York Mellon – Filed as an Exhibit to Post-Effective Amendment No. 166 to the Registrant's Registration Statement on Form N-1A filed on September 27, 2019 and incorporated herein by reference.

10.a. Ninth Amended and Restated Distribution and Service Plan (Classes A and C Shares) dated August 1, 1998, amended and restated November 16, 1999, May 9, 2001, November 2, 2001, August 20, 2002, April 1, 2009, November 29, 2012, September 12, 2014, May 2, 2017, and November 16, 2017 – Filed as an Exhibit to Post-Effective Amendment No. 159 to the Registrant's Registration

Statement on Form N-1A filed on September 26, 2018 and incorporated herein by reference.

i.Amended Schedules A and B dated November 19, 2020 to the Ninth Amended and Restated Distribution and Service Plan (Classes A and C Shares) dated August 1, 1998, amended and restated November 16, 1999, May 9, 2001, November 2, 2001, August 20, 2002, April 1, 2009, November 29, 2012, September 12, 2014, May 2, 2017 and November 16, 2017 – Filed as an Exhibit to Post-Effective Amendment No. 173 to the Registrant's Registration Statement on Form N-1A filed on September 24, 2021 and incorporated herein by reference.

b.Distribution and Shareholder Services Plan effective November 5, 2019, with regard to Class A shares for Voya Corporate Leaders® 100 Fund II, Voya Global Multi-Asset Fund II, Voya Mid Cap Research Enhanced Index Fund II, and Voya Small Company Fund II – Filed as an Exhibit to Post-Effective

Amendment No. 168 to the Registrant's Registration Statement on Form N-1A filed on October 31, 2019 and incorporated herein by reference.

i.Amended Schedule 1 dated November 19, 2020 to the Distribution and Shareholder Services Plan effective November 5, 2019, with regard to Class A shares for Voya Corporate Leaders® 100 Fund, Voya Global Multi-Asset Fund, Voya Mid Cap Research Enhanced Index Fund, and Voya Small Company Fund – Filed as an Exhibit to Post-Effective Amendment No. 173 to the Registrant's Registration Statement on Form N-1A filed on September 24, 2021 and incorporated herein by reference.

c.Fourth Amended and Restated Service and Distribution Plan effective November 16, 2017, with regard to Class A shares for Voya Large-Cap Growth Fund (formerly, Voya Growth Opportunities Fund)

– Filed as an Exhibit to Post-Effective Amendment No. 159 to the Registrant's Registration Statement

on Form N-1A filed on September 26, 2018 and incorporated herein by reference.

d.Distribution and Shareholder Services Plan effective November 5, 2019, with regard to Class C shares for Voya Corporate Leaders® 100 Fund II, Voya Global Multi-Asset Fund II, Voya Mid Cap Research Enhanced Index Fund II, and Voya Small Company Fund II – Filed as an Exhibit to Post-Effective

Amendment No. 168 to the Registrant's Registration Statement on Form N-1A filed on October 31,

2019 and incorporated herein by reference.

i.Amended Schedules 1 and 2 dated November 19, 2020 to the Distribution and Shareholder Services Plan effective November 5, 2019, with regard to Class C shares for Voya Corporate Leaders® 100 Fund, Voya Global Multi-Asset Fund, Voya Mid Cap Research Enhanced Index Fund and Voya Small Company Fund – Filed as an Exhibit to Post-Effective Amendment No. 173 to the Registrant's Registration Statement on Form N-1A filed on September 24, 2021 and incorporated herein by reference.

ii.Fee Waiver Letter dated November 5, 2019 for the Distribution and Shareholder Services Plan effective November 5, 2019 with regard to Class C shares of the Voya Corporate Leaders® 100 Fund II, for the period from October 1, 2021 through October 1, 2022 – Filed as an Exhibit to Post-Effective Amendment No. 168 to the Registrant's Registration

Statement on Form N-1A filed on October 31, 2019 and incorporated herein by reference.

e.Third Amended and Restated Service and Distribution Plan effective November 16, 2017, with regard to Class C shares for Voya Large-Cap Growth Fund (formerly, Voya Growth Opportunities Fund) – Filed as an Exhibit to Post-Effective Amendment No. 159 to the Registrant's Registration Statement on

Form N-1A filed on September 26, 2018 and incorporated herein by reference.

f.Third Amended and Restated Shareholder Service and Distribution Plan effective November 16, 2017, with regard to Class R shares – Filed as an Exhibit to Post-Effective Amendment No. 159 to the Registrant's Registration Statement on Form N-1A filed on September 26, 2018 and incorporated herein by reference.

i.Amended Schedule A dated November 19, 2020 to the Third Amended and Restated Shareholder Service and Distribution Plan effective November 16, 2017, with regard to Class R shares – Filed as an Exhibit to Post-Effective Amendment No. 173 to the Registrant's Registration Statement on Form N-1A filed on September 24, 2021 and incorporated herein by reference.

ii.Fee Waiver Letter dated October 1, 2021 for the Third Amended and Restated Shareholder Service and Distribution Plan with regard to Class R shares of Voya Large Cap Value Fund, for the period from October 1, 2021 through October 1, 2022 – Filed as an Exhibit to Post- Effective Amendment No. 173 to the Registrant's Registration Statement on Form N-1A filed on September 24, 2021 and incorporated herein by reference.

g.Amended and Restated Service and Distribution Plan effective November 16, 2017, with regard to Class T shares – Filed as an Exhibit to Post-Effective Amendment No. 159 to the Registrant's Registration Statement on Form N-1A filed on September 26, 2018 and incorporated herein by reference.

i.Amended Schedule A dated November 19, 2020 to the Amended and Restated Service and Distribution Plan effective November 16, 2017, with regard to Class T shares – Filed as an Exhibit to Post-Effective Amendment No. 173 to the Registrant's Registration Statement on Form N-1A filed on September 24, 2021 and incorporated herein by reference.

h.Sixteenth Amended and Restated Multiple Class Plan Pursuant to Rule 18f-3 for Voya Equity Trust last approved September 10, 2021 – Filed as an Exhibit to Post-Effective Amendment No. 175 to the Registrant's Registration Statement on Form N-1A filed on March 8, 2022 and incorporated herein by reference.

i.Amended Schedule A dated April 4, 2022 to the Sixteenth Amended and Restated Multiple Class Plan Pursuant to Rule 18f-3 for Voya Equity Trust last approved September 10, 2021

– Filed as an Exhibit to Post-Effective Amendment No. 175 to the Registrant's Registration Statement on Form N-1A filed on March 8, 2022 and incorporated herein by reference.

11.Opinion and Consent of Counsel – Filed as an Exhibit to Pre-Effective Amendment No. 1 to the

Registrant's Registration Statement on Form N-14/A filed on July 19, 2022.

12.Opinion and Consent of Counsel Supporting Tax Matters and Consequences – To be filed by subsequent post-effective amendment.

13.a. Transfer Agency Services Agreement dated February 25, 2009 by and between BNY Mellon Investment Servicing (US) Inc. (formerly, PNC Global Investment Servicing (U.S.) Inc.) and Voya Equity Trust – Filed as an Exhibit to Post-Effective Amendment No. 100 to the Registrant's Registration

Statement on Form N-1A filed on May 29, 2009 and incorporated herein by reference.

i.Amendment dated February 8, 2011, to the Transfer Agency Services Agreement dated February 25, 2009, between BNY Mellon Investment Servicing (US) Inc. and Voya Equity Trust – Filed as an Exhibit to Post-Effective Amendment No. 109 to the Registrant's

Registration Statement on Form N-1A filed on August 4, 2011 and incorporated herein by reference.

ii.Amendment dated January 1, 2019, to the Transfer Agency Services Agreement dated February 25, 2009 between BNY Mellon Investment Servicing (US) Inc. (formerly, PNC Global Investment Servicing (US) Inc.) and Voya Equity Trust – Filed as an Exhibit to Post-

Effective Amendment No. 162 to the Registrant's Registration Statement on Form N-1A filed on February 26, 2019 and incorporated herein by reference.

iii.Amendment dated May 1, 2019 to the Transfer Agency Services Agreement dated February 25, 2009 between BNY Mellon Investment Servicing (US) Inc. (formerly, PNC Global Investment Servicing (US) Inc.) and Voya Equity Trust – Filed as an Exhibit to Post-Effective

Amendment No. 166 to the Registrant's Registration Statement on Form N-1A filed on September 27, 2019 and incorporated herein by reference.

iv.Amendment dated November 5, 2019 to the Transfer Agency Services Agreement dated February 25, 2009 between BNY Mellon Investment Servicing (US) Inc. (formerly, PNC Global Investment Servicing (US) Inc.) and Voya Equity Trust – Filed as an Exhibit to Post-

Effective Amendment No. 168 to the Registrant's Registration Statement on Form N-1A filed on October 31, 2019 and incorporated herein by reference.

v.Amendment dated May 1, 2020 to the Transfer Agency Services Agreement dated February 25, 2009 between BNY Mellon Investment Servicing (US) Inc. (formerly, PNC Global Investment Servicing (US) Inc.) and Voya Equity Trust – Filed as an Exhibit to Post-Effective

Amendment No. 171 to the Registrant's Registration Statement on Form N-1A filed on September 28, 2020 and incorporated herein by reference.

vi.Amendment dated April 4, 2022 to the Transfer Agency Services Agreement dated February 25, 2009 between BNY Mellon Investment Servicing (U.S.) Inc. and Voya Equity Trust - Filed as an Exhibit to Post-Effective Amendment No. 175 to the Registrant's Registration

Statement on Form N-1A filed on March 8, 2022 and incorporated herein by reference.

b.	Fund Accounting Agreement dated January 6, 2003 between Voya Equity Trust and the
Bank of New York Mellon (formerly, Bank of New York) – Filed as an Exhibit to Post-Effective
Amendment No. 46 to the Registrant's Registration Statement on Form N-1A filed on
January 9, 2004 and incorporated herein by reference.

i.Amended Exhibit A dated April 4, 2022 to the Fund Accounting Agreement dated January 6, 2003 between Voya Equity Trust and the Bank of New York Mellon – Filed as an Exhibit to Post-Effective Amendment No. 175 to the Registrant's Registration Statement on Form N- 1A filed on March 8, 2022 and incorporated herein by reference.

ii.Investment Company Reporting Modernization Services Amendment, dated February 1, 2018, to the Fund Accounting Agreement, dated January 6, 2003, between the Registrant and The Bank of New York Mellon – Filed as an Exhibit to Post-Effective Amendment No.

159 to the Registrant's Registration Statement on Form N-1A filed on September 26, 2018 and incorporated herein by reference.

iii.Amendment dated January 1, 2019, to the Fund Accounting Agreement dated January 6, 2003 between Voya Equity Trust and the Bank of New York Mellon – Filed as an Exhibit to Post-Effective Amendment No. 162 to the Registrant's Registration Statement on Form N- 1A filed on February 26, 2019 and incorporated herein by reference.

14.Consents of Independent Registered Public Accounting Firms – Filed herein.

15.Not applicable.

16.Powers of Attorney – Filed as an Exhibit to the Registrant's Registration Statement on Form N-14 on June 14, 2022 and incorporated herein by reference.

17.Not applicable.

Item 17. Undertakings

(a)The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(b)The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(c)The Registrant agrees to file an executed copy of the opinion of counsel supporting the tax consequences of the proposed reorganization as an amendment to this Registration Statement within a reasonable time after receipt of such opinion.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the "1933 Act"), the Registrant has duly caused this Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Scottsdale and State of Arizona on the 22nd day of July 2022.

Voya Equity Trust

By:	/s/ Joanne Osberg
Joanne Osberg
Secretary

Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date

Michael Bell*	Chief Executive Officer	July 22, 2022

Todd Modic*	Senior Vice President and Chief/Principal	July 22, 2022
Financial Officer
/s/ Fred Bedoya
Fred Bedoya	Treasurer and Principal Accounting Officer	July 22, 2022

Dina Santoro*	Interested Trustee and President	July 22, 2022

Colleen D. Baldwin*	Trustee	July 22, 2022
	Trustee	July 22, 2022
John V. Boyer*

Patricia W. Chadwick*	Trustee	July 22, 2022

Martin J. Gavin*	Trustee	July 22, 2022

Joseph E. Obermeyer*	Trustee	July 22, 2022

Sheryl K. Pressler*	Trustee	July 22, 2022

Christopher P. Sullivan*	Trustee	July 22, 2022
*By: /s/ Joanne Osberg

Joanne Osberg
as Attorney-in-Fact**

**Powers of Attorney for Michael Bell, Todd Modic and each Trustee - Filed as an Exhibit to the Registrant's Registration Statement on Form N-14 on June 14, 2022 and incorporated herein by reference.

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